     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 1999
                                                              FILE NO. 333-41577
                                                               FILE NO. 811-8537
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           / /
                        PRE-EFFECTIVE AMENDMENT NO.                          / /
                        POST-EFFECTIVE AMENDMENT NO. 1                       /X/
                                     AND/OR
 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/
                               AMENDMENT NO. 2                               /X/

                                VARIABLE ANNUITY
                          ACCOUNT A OF PROTECTIVE LIFE
                           (EXACT NAME OF REGISTRANT)

                 PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                             2801 HIGHWAY 280 SOUTH
                           BIRMINGHAM, ALABAMA 35223
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                                 (205) 879-9230
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            ------------------------

                           STEVE M. CALLAWAY, ESQUIRE
                       PROTECTIVE LIFE INSURANCE COMPANY
                             2801 HIGHWAY 280 SOUTH
                           BIRMINGHAM, ALABAMA, 35223
                    (NAME AND ADDRESS OF AGENT FOR SERVICES)

                                    COPY TO:
                            STEPHEN E. ROTH, ESQUIRE
                        SUTHERLAND, ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                             WASHINGTON, D.C. 20004
                                 (202) 383-0158

                              -------------------

    It is proposed that this filing become effective (check appropriate box):

    / / immediately upon filing pursuant to paragraph (b) of Rule 485;

    /X/ on May 1, 1999 pursuant to paragraph (b) of Rule 485;

    / / 60 days after filing pursuant to paragraph (a) of Rule 485;

    / / on May 1, 1999 pursuant to paragraph (a)(i) of Rule 485;

    / / 75 days after filing pursuant to paragraph (a)(ii) of Rule 485;

    / / on date pursuant to paragraph (a)(ii) of Rule 485.

           TITLE OF SECURITIES BEING REGISTERED: INTERESTS IN A SEPARATE
               ACCOUNT ISSUED THROUGH VARIABLE ANNUITY CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     PART A
                  INFORMATION REQUIRED TO BE IN THE PROSPECTUS

                 [LOGO]
                                                 PROTECTIVE LIFE AND ANNUITY INSURANCE
                                                 COMPANY
                                                 VARIABLE ANNUITY ACCOUNT A OF
                                                 PROTECTIVE LIFE
                                                 2801 HIGHWAY 280 SOUTH
                                                 BIRMINGHAM, ALABAMA 35223
                                                 TELEPHONE: 1-800-456-6330

    This Prospectus describes the Protective Variable Annuity Contract, an individual flexible premium deferred variable and fixed annuity contract offered by Protective Life and Annuity Insurance Company. The Contract is designed for investors who desire to accumulate capital on a tax deferred basis for retirement or other long term investment purpose. It may be purchased on a non-qualified basis or for use with certain qualified retirement plans.

    You may allocate your Purchase Payments to one or more of the Sub-Accounts of the Protective Variable Annuity Account A of Protective Life, the Guaranteed Account, or both. The assets of each Sub-Account will be invested solely in a corresponding Fund of Protective Investment Company, Oppenheimer Variable Account Funds, MFS-Registered Trademark- Variable Insurance Trust, Calvert Variable Series, Inc., or Van Eck Worldwide Insurance Trust. The Funds are:

PROTECTIVE INVESTMENT         MFS-REGISTERED TRADEMARK-     OPPENHEIMER VARIABLE ACCOUNT  CALVERT VARIABLE SERIES,
COMPANY                       VARIABLE INSURANCE TRUST      FUNDS                         INC.
INTERNATIONAL EQUITY FUND     NEW DISCOVERY SERIES          AGGRESSIVE GROWTH FUND/VA     SOCIAL SMALL CAP GROWTH
SMALL CAP VALUE FUND          EMERGING GROWTH SERIES        GLOBAL SECURITIES FUND/VA     PORTFOLIO
CAPITAL GROWTH FUND           RESEARCH SERIES               CAPITAL APPRECIATION FUND/VA  SOCIAL BALANCED PORTFOLIO
CORE U.S. EQUITY FUND         GROWTH WITH INCOME SERIES     MAIN STREET GROWTH &          VAN ECK WORLDWIDE INSURANCE
GROWTH AND INCOME FUND        UTILITIES SERIES              INCOME FUND/VA                TRUST
GLOBAL INCOME FUND            TOTAL RETURN SERIES           HIGH INCOME FUND/VA           WORLDWIDE HARD ASSETS FUND
                                                            STRATEGIC BOND FUND/VA        WORLDWIDE REAL ESTATE FUND
                                                            MONEY FUND/VA

    The value of your Contract, except amounts you allocate to the Guaranteed Account, will vary according to the investment performance of the Funds in which the selected Sub-Accounts are invested. You bear the investment risk on amounts you allocate to the Sub-Accounts.

    This Prospectus sets forth basic information about the Contract and the Variable Account that a prospective investor should know before investing. Additional information about the Contract and the Variable Account is contained in the Statement of Additional Information, which has been filed with the Securities and Exchange Commission. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information is on the last page of this Prospectus. You may obtain a copy of the Statement of Additional Information free of charge by writing or calling Protective Life at the address or telephone number shown above. You may also obtain an electronic copy of the Statement of Additional Information, as well as other material that we file electronically and certain material incorporated by reference, at the SEC web site (http://www.sec.gov).

    PLEASE READ THIS PROSPECTUS CAREFULLY. INVESTORS SHOULD KEEP A COPY FOR FUTURE REFERENCE. THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR EACH OF THE FUNDS.

    THE PROTECTIVE VARIABLE ANNUITY CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED BY, ANY BANK OR FINANCIAL INSTITUTION. IT IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, AND IT IS SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1999

                               TABLE OF CONTENTS

                                                      PAGE
                                                   -----------
DEFINITIONS......................................           3
EXPENSE TABLES...................................           4
  Examples.......................................           6
SUMMARY..........................................           8
  The Contract...................................           8
  Federal Tax Status.............................          11
CONDENSED FINANCIAL INFORMATION..................          11
THE COMPANY, VARIABLE ACCOUNT AND FUNDS..........          14
  Protective Life and Annuity Insurance
    Company......................................          14
  Variable Annuity Account A of Protective
    Life.........................................          14
  Administration.................................          14
  The Funds......................................          15
  Protective Investment Company (PIC)............          15
  MFS-Registered Trademark- Variable Insurance
    Trust-SM- ...................................          16
  Oppenheimer Variable Account Funds.............          16
  Calvert Variable Series, Inc...................          17
  Van Eck Worldwide Insurance Trust..............          17
  Other Investors in the Funds...................          18
  Addition, Deletion or Substitution of
    Investments..................................          19
  DESCRIPTION OF THE CONTRACT....................          20
  The Contract...................................          20
  Parties to the Contract........................          20
  Issuance of a Contract.........................          21
  Purchase Payments..............................          21
  Right to Cancel................................          22
  Allocation of Purchase Payments................          22
  Variable Account Value.........................          23
  Transfers......................................          24
  Surrenders and Partial Surrenders..............          26
THE GUARANTEED ACCOUNT...........................          28
DEATH BENEFIT....................................          29
SUSPENSION OR DELAY IN PAYMENTS..................          30
CHARGES AND DEDUCTIONS...........................          30
  Surrender Charges..............................          30
  Mortality and Expense Risk Charge..............          31
  Administration Charges.........................          31
  Transfer Fee...................................          32
  Contract Maintenance Fee.......................          32
  Fund Expenses..................................          32
  Premium Taxes..................................          32
  Other Taxes....................................          32
ANNUITIZATION....................................          32
  Annuity Commencement Date......................          32
  Annuity Income Payments........................          33
  Annuity Options................................          33
  Minimum Amounts................................          33
  Death of Annuitant or Owner After Annuity
    Commencement Date............................          33

                                                      PAGE
                                                   -----------
YIELDS AND TOTAL RETURNS.........................          34
  Yields.........................................          34
  Total Returns..................................          34
  Standardized Average Annual Total Returns......          34
  Non-Standard Average Annual Total Returns......          35
  Performance Comparisons........................          35
  Other Matters..................................          36
FEDERAL TAX MATTERS..............................          36
  Introduction...................................          36
  The Company's Tax Status.......................          36
TAXATION OF ANNUITIES IN GENERAL.................          36
  Tax Deferral During Accumulation Period........          36
  Taxation of Partial and Full Surrenders........          38
  Taxation of Annuity Payments...................          38
  Taxation of Death Benefit Proceeds.............          39
  Assignments, Pledges, and Gratuitous
    Transfers....................................          39
  Penalty Tax on Premature Distributions.........          40
  Aggregation of Contracts.......................          40
  Loss of Interest Deduction Where Contract Is
    Held By or For the Benefit of Certain
    Non-Natural Persons..........................          40
QUALIFIED RETIREMENT PLANS.......................          41
  In General.....................................          41
  Direct Rollovers...............................          44
FEDERAL INCOME TAX WITHHOLDING...................          44
GENERAL MATTERS..................................          44
  The Contract...................................          44
  Error in Age or Gender.........................          45
  Incontestability...............................          45
  Non-Participation..............................          45
  Assignment.....................................          45
  Notice.........................................          45
  Modification...................................          45
  Reports........................................          45
  Settlement.....................................          46
  Receipt of Payment.............................          46
  Protection of Proceeds.........................          46
  Minimum Values.................................          46
  Application of Law.............................          46
  No Default.....................................          46
DISTRIBUTION OF THE CONTRACTS....................          46
  Inquiries......................................          46
PREPARATION FOR YEAR 2000........................          47
LEGAL PROCEEDINGS................................          48
VOTING RIGHTS....................................          48
FINANCIAL STATEMENTS.............................          48
STATEMENT OF ADDITIONAL INFORMATION TABLE OF
  CONTENTS.......................................          50

                                  DEFINITIONS

    "We", "us", "our", "Protective Life", and "Company" refer to Protective Life and Annuity Insurance Company. "You" and "your" refer to the person(s) who has been issued a Contract.

    ACCUMULATION UNIT: A unit of measure used to calculate the value of a Sub-Account prior to the Annuity Commencement Date.

    ALLOCATION OPTION: Any account to which you may allocate Purchase Payments or transfer Contract Value under this Contract.

    ANNUITY COMMENCEMENT DATE: The date as of which the Contract Value, less applicable premium tax, is applied to an Annuity Option.

    ANNUITY OPTION: The payout option under which the Company makes annuity income payments.

    ANNUITY PURCHASE VALUE: At any time prior to the Annuity Commencement Date, the greater of: (1) Surrender Value, or (2) 95% of Contract Value (less applicable premium tax).

    ANNUITY UNIT: A unit of measure used to calculate the amount of the variable income payments.

    CONTRACT:  The Protective Variable Annuity Contract.

    CONTRACT ANNIVERSARY: The same month and day as the Effective Date in each subsequent year of the Contract.

    CONTRACT VALUE: Prior to the Annuity Commencement Date, the sum of the Variable Account value and the Guaranteed Account value.

    CONTRACT YEAR: Any period of 12 months commencing with the Effective Date or any Contract Anniversary.

    DCA:  Dollar cost averaging.

    DCA FIXED ACCOUNTS: The DCA Fixed Account is part of the Company's general account and are not part of or dependent upon the investment performance of the Variable Account.

    EFFECTIVE DATE: The date as of which the initial Purchase Payment is credited to the Contract and the date the Contract takes effect.

    FIXED ACCOUNT: The Fixed Account is part of the Company's general account and is not part of or dependent upon the investment performance of the Variable Account.

    FUND: Any investment portfolio in which a corresponding Sub-Account invests.

    GUARANTEED ACCOUNT: The Fixed Account, DCA Fixed Account, and any other Allocation Option we may offer with interest rate guarantees.

    PURCHASE PAYMENT: The amount(s) paid by the Owner and accepted by the Company as consideration for this Contract.

    QUALIFIED CONTRACTS: Contracts issued in connection with retirement plans that receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Internal Revenue Code.

    QUALIFIED PLANS: Retirement plans that receive favorable tax treatment under sections 401, 403, 408, 408A3 or 457 of the Internal Revenue Code.

    SUB-ACCOUNT:  A separate division of the Variable Account.

    SURRENDER VALUE: The amount available for a full surrender. It is equal to the Contract Value minus any applicable contract maintenance fee and premium tax.

    VALUATION DAY: Each day on which the New York Stock Exchange is open for business.

    VALUATION PERIOD: The period which begins at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next Valuation Day.

    VARIABLE ACCOUNT: The Variable Annuity Account A of Protective Life, a separate investment account of Protective Life.

    WRITTEN NOTICE: A notice or request submitted in writing in a form satisfactory to the Company that is received at the administrative office.

                                 EXPENSE TABLES

    The following expense information assumes that the entire Contract Value is Variable Account Value.

OWNER TRANSACTION EXPENSES
  Sales Charge Imposed on Purchase Payments.........................................       None
  Maximum Surrender Charge (contingent deferred sales charge) (as a % of amount
    surrendered)....................................................................         7%
  Transfer Processing Fee...........................................................       None*
ANNUAL CONTRACT MAINTENANCE FEE.....................................................        $30**
ANNUAL ACCOUNT EXPENSES (as a percentage of average Variable Account value)
  Mortality and Expense Risk Charge.................................................      1.25%
  Administration Charge.............................................................      0.15%
  Total Account Expenses............................................................      1.40%

ANNUAL FUND EXPENSES
(after reimbursement and as percentage of average net assets)
--------------------------------------------------------------------------------

                                                                MANAGEMENT           OTHER             TOTAL ANNUAL
                                                                (ADVISORY)      EXPENSES AFTER         FUND EXPENSES
                                                                   FEES          REIMBURSEMENT    (AFTER REIMBURSEMENTS)
-------------------------------------------------------------------------------------------
PROTECTIVE INVESTMENT COMPANY (PIC) (1)
  International Equity Fund.................................          1.10%             0.00%                 1.10%
  Small Cap Value Fund......................................          0.80%             0.00%                 0.80%
  Capital Growth Fund.......................................          0.80%             0.00%                 0.80%
  CORE U.S. Equity Fund.....................................          0.80%             0.00%                 0.80%
  Growth & Income Fund......................................          0.80%             0.00%                 0.80%
  Global Income Fund........................................          1.10%             0.00%                 1.10%
MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM- (2,3)
  New Discovery Series......................................          0.90%             0.27%                 1.17%
  Emerging Growth Series....................................          0.75%             0.10%                 0.85%
  Research Series...........................................          0.75%             0.11%                 0.86%
  Growth With Income Series.................................          0.75%             0.13%                 0.88%
  Utilities Series..........................................          0.75%             0.26%                 1.01%
  Total Return Series.......................................          0.75%             0.16%                 0.91%
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Aggressive Growth Fund/VA.................................          0.69%             0.02%                 0.71%
  Global Securities Fund/VA.................................          0.68%             0.06%                 0.74%
  Capital Appreciation Fund/VA..............................          0.72%             0.03%                 0.75%
  Main Street Growth & Income Fund/VA.......................          0.74%             0.05%                 0.79%
  High Income Fund/VA.......................................          0.74%             0.04%                 0.78%
  Strategic Bond Fund/VA....................................          0.74%             0.06%                 0.80%
  Money Fund/VA.............................................          0.45%             0.05%                 0.50%
CALVERT VARIABLE SERIES, INC. (4)
  Social Small Cap Growth Portfolio.........................          1.00%             0.33%                 1.33%
  Social Balanced Portfolio.................................          0.70%             0.18%                 0.88%
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Hard Assets Fund................................          1.00%             0.16%                 1.16%
  Worldwide Real Estate Fund (5)............................          0.00%             0.89%                 0.89%

--------------------------------------------------------------------------------

 * Protective Life reserves the right to charge a Transfer Fee in the future. (See "Charges and Deductions".)

**  The contract maintenance fee may not apply. (See "Charges and Deductions".)

(1) The annual expenses listed for all of the PIC funds are net of certain reimbursements by PIC's investment manager. (See "The Funds".) Absent the reimbursements, total expenses for the period ended December 31, 1998 were:
    CORE U.S. Equity Fund 0.85%, Small Cap Value Fund 0.89%, International Equity Fund 1.39%, Growth and Income Fund 0.85%, Capital Growth Fund 0.86%, and Global Income Fund 1.28%. PIC's investment manager has voluntarily agreed to reimburse certain of each Fund's expenses in excess of its management fees. Although this reimbursement may be ended on 120 days notice to PIC, the investment manager has no present intention of doing so.

(2) MFS has agreed to bear expenses for these series, subject to reimbursement by these series, such that each series' "Other Expenses" shall not exceed 0.25% of the average daily net assets of these series during the current fiscal year. The payments made by MFS on behalf of each series under this arrangement are subject to reimbursement by the series to MFS, which will be accomplished by the payment of an expense reimbursement fee by the series to MFS computed and paid monthly at a percentage of the series' average daily net assets for its then current fiscal year, with a limitation that immediately after such payment the series' "Other Expenses" will not exceed the percentage set forth above for that series. The obligation of MFS to bear a series' "Other Expenses" pursuant to this arrangement, and the series' obligation to pay the reimbursement fee to MFS, terminates on the earlier of the date on which payments made by the series equal the prior payment of such reimbursable expenses by MFS, or December 31, 2004 (May 1, 2001, in the case of the New Discovery Series). MFS may, in its discretion, terminate this arrangement at an earlier date, provided that the arrangement will continue for each series until at least May 1, 2000, unless terminated with the consent of the board of trustees which oversees the series. Absent the reimbursements, total expenses for the New Discovery Series for the period ended December 31, 1998 were 5.22%.

(3) Each Series has an expense offset arrangement which reduces the series' custodian based fee based on the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Expenses do not take into account these expense reductions and are therefore higher than the actual expenses of the series.

(4) The figures have been restated to reflect the complete assessment of transfer agency expenses (the addition of 0.01%) for the Calvert Social Balanced Portfolio expected to be incurred in 1999. "Other Expenses" reflect an indirect fee. Net fund operating expenses after reductions for fees paid indirectly (again, restated for Calvert Social Balanced) would be 0.86% for Calvert Social Balanced, and 1.12% for Calvert Social Small Cap Growth.

(5) Van Eck Associates Corporation (the "Adviser") earned fees for investment management and advisory services. The fee is based on an annual rate of 1% of the average daily net assets. The Adviser agreed to waive its management fees and assume all expenses of the fund except interest, taxes, brokerage commissions and extraordinary expenses for the period January 1, 1998 to February 28, 1998. The Adviser also agreed to assume expenses exceeding 1% of average daily net assets except interest, taxes, brokerage commissions and extraordinary expenses for the period March 1, 1998 to December 31, 1998. For the year ended December 31, 1998, the Adviser assumed expenses in the amount of $49,729. Certain of the officers and trustees of the Trust are officers, directors or stockholders of the Adviser and Van Eck Securities Corporation. As of December 31, 1998, the Adviser owned 39% of the outstanding shares of beneficial interest of the Fund.

    The above tables are intended to assist the owner in understanding the costs and expenses that he or she will bear directly or indirectly. The tables reflect the expenses for the Account and reflect the investment management fees and other expenses and total expenses for each Fund for the period January 1, 1998 to December 31, 1998. For a more complete description of the various costs and expenses see "Charges and Deductions" and the prospectuses for each of the Funds, which accompany this prospectus. In addition to the expenses listed above, premium taxes currently varying from 0 to 3.5% may be applicable in certain states.

EXAMPLES

    An Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

1. If the Contract is surrendered at the end of the applicable time period:

SUB-ACCOUNT                                                             1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------  ----------  ----------  ----------  ----------
PIC International Equity............................................        $96        $130        $166        $290
PIC Small Cap Value.................................................         93         121         151         260
PIC Capital Growth..................................................         93         121         151         260
PIC CORE U.S. Equity................................................         93         121         151         260
PIC Growth and Income...............................................         93         121         151         260
PIC Global Income...................................................         96         130         166         290

MFS New Discovery...................................................         97         132         170         296
MFS Emerging Growth.................................................         93         122         154         265
MFS Research........................................................         94         122         154         266
MFS Growth With Income..............................................         94         123         155         268
MFS Utilities.......................................................         95         127         162         281
MFS Total Return....................................................         94         124         157         271

Oppenheimer Aggressive Growth.......................................         92         118         146         250
Oppenheimer Global Securities.......................................         92         119         148         253
Oppenheimer Capital Appreciation....................................         92         119         148         254
Oppenheimer Main Street Growth & Income.............................         93         120         150         258
Oppenheimer High Income.............................................         93         120         150         257
Oppenheimer Strategic Bond..........................................         93         121         151         260
Oppenheimer Money Fund..............................................         90         112         136         229

Calvert Social Small Cap Growth.....................................         98         137         177         312
Calvert Social Balanced.............................................         94         123         155         268

Van Eck Worldwide Hard Assets.......................................         97         131         169         295
Van Eck Worldwide Real Estate.......................................         94         123         156         269

2. If the Contract is not surrendered or is annuitized* at the end of the applicable time period:

SUB-ACCOUNT                                                             1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------  ----------  ----------  ----------  ----------
PIC International Equity............................................        $26         $80        $136        $290
PIC Small Cap Value.................................................         23          71         121         260
PIC Capital Growth..................................................         23          71         121         260
PIC CORE U.S. Equity................................................         23          71         121         260
PIC Growth and Income...............................................         23          71         121         260
PIC Global Income...................................................         26          80         136         290

MFS New Discovery...................................................         27          82         140         296
MFS Emerging Growth.................................................         23          72         124         265
MFS Research........................................................         24          72         124         266
MFS Growth With Income..............................................         24          73         125         268
MFS Utilities.......................................................         25          77         132         281
MFS Total Return....................................................         24          74         127         271

Oppenheimer Aggressive Growth.......................................         22          68         116         250
Oppenheimer Global Securities.......................................         22          69         118         253
Oppenheimer Capital Appreciation....................................         22          69         118         254
Oppenheimer Main Street Growth & Income.............................         23          70         120         258
Oppenheimer High Income.............................................         23          70         120         257
Oppenheimer Strategic Bond..........................................         23          71         121         260
Oppenheimer Money Fund..............................................         20          62         106         229

SUB-ACCOUNT                                                             1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------  ----------  ----------  ----------  ----------
Calvert Social Small Cap Growth.....................................         28          87         147         312
Calvert Social Balanced.............................................         24          73         125         268

Van Eck Worldwide Hard Assets.......................................         27          81         139         295
Van Eck Worldwide Real Estate.......................................         24          73         126         269

------------

* The examples assume that no transfer fee or premium taxes have been assessed. The examples assume that the contract maintenance fee is $30. The contract maintenance fee reflected in the above example is based on an anticipated average Contract value of $52,603.26 for purposes of the examples based on a $1,000 investment.

    THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE 5% ANNUAL RETURN ASSUMED IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

                                    SUMMARY

THE CONTRACT

WHAT IS THE PROTECTIVE VARIABLE       The Protective Variable Annuity Contract is an
ANNUITY CONTRACT?                     individual flexible premium deferred variable and
                                      fixed annuity contract issued by Protective Life. (See
                                      "The Contract".)

HOW IS A CONTRACT ISSUED?             Protective Life will issue the Contract when it
                                      receives and accepts your complete application
                                      information and an initial Purchase Payment. (See
                                      "Issuance of a Contract".)

WHAT ARE THE PURCHASE PAYMENTS?       The minimum amount which Protective Life will accept
                                      as an initial Purchase Payment is $5,000 for a
                                      Non-Qualified Contract and $2,000 for a Qualified
                                      Contract. Subsequent Purchase Payments may be made at
                                      any time. The minimum subsequent Purchase Payment is
                                      $250, unless the payment is made electronically under
                                      the Automatic Purchase Plan. Currently, we will accept
                                      a minimum payment of $100 under this Plan. The maximum
                                      aggregate Purchase Payment(s) we will accept without
                                      prior administrative office approval is $1,000,000. We
                                      reserve the right not to accept any Purchase Payment.
                                      (See "Purchase Payments".)

CAN I CANCEL THE CONTRACT?            You have the right to return the Contract within 30
                                      days after you receive it. The returned Contract will
                                      be treated as if it were never issued. If the Contract
                                      is issued as an IRA and returned within 7 days,
                                      Protective Life will refund the Purchase Payments;
                                      otherwise Protective Life will refund the Contract
                                      Value. This amount may be more or less than the
                                      Purchase Payments. (See "Right to Cancel".)

CAN I TRANSFER AMOUNTS IN THE         Prior to the Annuity Commencement Date, you may
CONTRACT?                             request transfers from one Allocation Option to
                                      another. No transfers may be made into the DCA Fixed
                                      Account. At least $100 must be transferred. Protective
                                      Life reserves the right to limit the maximum amount
                                      that may be transferred from the Fixed Account to the
                                      greater of (a) $2,500; or (b) 25% of the value of the
                                      Fixed Account per Contract Year. The Company reserves
                                      the right to charge a transfer fee of $25 for each
                                      transfer after the 12th transfer during such Contract
                                      Year. (See "Transfers".)

CAN I SURRENDER THE CONTRACT?         Upon Written Notice before the Annuity Commencement
                                      Date, you may surrender the Contract and receive its
                                      Surrender Value. (See "Surrenders and Partial
                                      Surrenders".) Surrenders may have federal (and state)
                                      income tax consequences. In addition, surrenders from
                                      Contracts issued pursuant to Internal Revenue Code
                                      section 403(b) may not be allowed in certain
                                      circumstances.

IS THERE A DEATH BENEFIT?             If any Owner dies prior to the Annuity Commencement
                                      Date and while this Contract is in force, a death
                                      benefit, less any applicable premium tax, will be
                                      payable to the Beneficiary. The death benefit is
                                      determined as of the end of the Valuation Period
                                      during which we receive due proof of the Owner's
                                      death. The death benefit will depend on the age of the
                                      Owner on the date of death.

                                      In general, if an Owner dies on or before his or her
                                      90th birthday, the death benefit is the greater of:
                                      (1) the Contract Value; or (2) aggregate Purchase
                                      Payments less aggregate amounts surrendered and any
                                      associated surrender charges; or (3) the maximum
                                      Anniversary Value.

                                      If the Owner dies after his or her 90th birthday, the
                                      death benefit is the Contract Value.

                                      Only one death benefit is payable under this Contract,
                                      even though the Contract may, in some circumstances,
                                      continue beyond the time of an Owner's death. (See
                                      "Death Benefit".)

ARE THERE CHARGES AND DEDUCTIONS      The following charges and deductions are made in
FROM MY CONTRACT?                     connection with the Contract:

    SURRENDER CHARGES.                Full or partial surrenders are subject to a surrender
                                      charge. The surrender charge is equal to a specified
                                      percentage (maximum 7%) of each Purchase Payment
                                      surrendered. No surrender charge applies to Contract
                                      Value in excess of the total of the Purchase Payments
                                      (less prior partial surrenders of Purchase Payments).
                                      Protective Life calculates the surrender charge using
                                      the assumption that the Contract Value in excess of
                                      aggregate Purchase Payments (less prior partial
                                      surrenders of Purchase Payments) is surrendered before
                                      any Purchase Payments and that Purchase Payments are
                                      surrendered on a first-in-first-out basis. (See
                                      "Surrender Charge.")

    MORTALITY AND EXPENSE RISK        We will deduct a mortality and expense risk charge to
CHARGE.                               compensate us for assuming certain mortality and
                                      expense risks. The charge equals, on an annual basis,
                                      1.25% of the average daily net assets of the Variable
                                      Account value attributable to the Contracts. (See
                                      "Mortality and Expense Risk Charge".)

    ADMINISTRATION CHARGE.            We will deduct an administration charge equal, on an
                                      annual basis, to 0.15% of the average daily net assets
                                      of the Variable Account value supporting the
                                      Contracts. (See "Administration Charge".)

    CONTRACT MAINTENANCE FEE.         Prior to the Annuity Commencement Date we will deduct
                                      a contract maintenance fee of $30 from the Contract
                                      Value on each Contract Anniversary, and on any day
                                      that the Contract is surrendered if the surrender
                                      occurs on any day other than the Contract Anniversary.
                                      Under certain circumstances, we may waive this fee.
                                      (See "Contract Maintenance Fee".)

    TAXES.                            Some states impose premium taxes at rates currently
                                      ranging up to 3.5%. If premium taxes apply to your
                                      Contract, we will deduct them from the Purchase
                                      Payment(s) when accepted or from the Contract Value
                                      upon a full or partial surrender, death or
                                      annuitization. Currently, New York does not impose a
                                      premium tax. The Company reserves the right to impose
                                      a charge for other taxes attributable to the Variable
                                      Account. (See "Charges and Deductions".)

    INVESTMENT MANAGEMENT FEES AND    The net assets of each Sub-Account of the Variable
    OTHER EXPENSES OF THE FUNDS.      Account will reflect the investment management fee the
                                      corresponding Fund incurs as well as the other
                                      operating expenses of that Fund. For each Fund, the
                                      investment manager receives a daily fee for its
                                      investment management services. The management fees
                                      are based on the average daily net assets of the Fund.
                                      (See "Fund Expenses" and the Funds' prospectuses.)

WHAT ANNUITY OPTIONS ARE AVAILABLE?   Currently, we apply the Annuity Purchase Value, less
                                      any applicable premium tax and surrender charge, to an
                                      Annuity Option on the Annuity Commencement Date,
                                      unless you choose to receive the surrender value in a
                                      lump sum. Annuity Options include: payments for a
                                      fixed period, and life income with payments for a
                                      guaranteed period. (See "Annuitization".)

IS THE CONTRACT AVAILABLE FOR         We may issue the Contract for use with retirement
QUALIFIED RETIREMENT PLANS?           plans that receive special federal income tax
                                      treatment under the Internal Revenue Code such as
                                      pension and profit sharing plans (including H.R. 10
                                      plans), tax sheltered annuities, individual retirement
                                      accounts, and individual retirement annuities.
                                      Contracts issued for use with these qualified
                                      retirement plans are referred to as Qualified
                                      Contracts, and these types of plans are referred to as
                                      Qualified Plans. (See "Federal Tax Matters".)

FEDERAL TAX STATUS

    Generally, a distribution from the Contract, which includes a full or partial surrender or payment of a death benefit, will result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. (See "Federal Tax Matters".)

                        CONDENSED FINANCIAL INFORMATION

    The date of inception of each of the Sub-Accounts is as follows:

May 1, 1998 --       PIC International Equity
                     PIC Small Cap Value
                     PIC CORE U.S. Equity
                     PIC Growth and Income
                     PIC Global Income
                     Oppenheimer Money Fund
                       (formerly PIC Money Market)
                     PIC Capital Growth
                     MFS Emerging Growth
                     MFS Research
                     MFS Growth with Income
                     MFS Total Return
                     Oppenheimer Aggressive Growth
                     Oppenheimer Capital Appreciation
                       (formerly Oppenheimer Growth Fund)
                     Oppenheimer Main Street Growth & Income
                       (formerly Oppenheimer
                       Growth & Income Fund)
                     Oppenheimer Strategic Bond
                     Calvert Social Small Cap Growth
                     Calvert Social Balanced
May 1, 1999 --       MFS New Discovery
                     MFS Utilities
                     Oppenheimer Global Securities
                     Oppenheimer High Income
                     Van Eck Worldwide Hard Assets
                     Van Eck Worldwide Real Estate

    The following Accumulation Unit values and Accumulation Units represent the net assets of the Variable Account at December 31, 1994, 1995, 1996, 1997 and 1998. The Accumulation Unit values shown for each period are as of the date of inception of their respective Sub-Accounts. You should read this information in conjunction with the Variable Account's financial statements and the related notes in the Statement of Additional Information.

                                                                                                  ACCUMULATION UNIT
                                                                                                       VALUES*
                                                                                                    (DECEMBER 31,
                                          SUB-ACCOUNT                                                   1998)
-----------------------------------------------------------------------------------------------  -------------------
PIC International Equity.......................................................................           16.07
PIC Small Cap Value............................................................................           12.07
PIC Capital Growth.............................................................................           22.00
PIC CORE U.S. Equity...........................................................................           25.10
PIC Growth and Income..........................................................................           19.40
PIC Global Income Sub-Account..................................................................           14.42
MFS New Discovery..............................................................................           11.97
MFS Emerging Growth............................................................................           15.02
MFS Research...................................................................................           13.24
MFS Growth With Income.........................................................................           13.75
MFS Utilities..................................................................................           10.65
MFS Total Return...............................................................................           12.29
Oppenheimer Aggressive Growth..................................................................           12.16
Oppenheimer Global Securities..................................................................           11.26
Oppenheimer Capital Appreciation...............................................................           13.72
Oppenheimer Main Street Growth & Income........................................................           12.21
Oppenheimer High Income........................................................................           10.51
Oppenheimer Strategic Bond.....................................................................           10.48
Oppenheimer Money Fund (formerly the PIC Money Market Sub-Account).............................            1.17
Calvert Social Small Cap Growth................................................................           10.22
Calvert Social Balanced........................................................................           12.77
Van Eck Worldwide Hard Assets..................................................................            9.50
Van Eck Worldwide Real Estate..................................................................           10.39

------------

 *  Accumulation unit values are rounded to the nearest whole cent.

                                                                                                   ACCUMULATION
                                                                                                      UNITS**
                                                                                                   (DECEMBER 31,
                                          SUB-ACCOUNT                                                  1998)
-----------------------------------------------------------------------------------------------  -----------------
PIC International Equity.......................................................................              375
PIC Small Cap Value............................................................................            1,233
PIC Capital Growth.............................................................................            1,660
PIC CORE U.S. Equity...........................................................................            1,368
PIC Growth and Income..........................................................................            3,703
PIC Global Income..............................................................................              260
MFS New Discovery..............................................................................               --
MFS Emerging Growth............................................................................              253
MFS Research...................................................................................              607
MFS Growth With Income.........................................................................              824
MFS Utilities..................................................................................               --
MFS Total Return...............................................................................               --
Oppenheimer Aggressive Growth..................................................................              427
Oppenheimer Global Securities..................................................................               --
Oppenheimer Capital Appreciation...............................................................              233
Oppenheimer Main Street Growth & Income........................................................            1,483
Oppenheimer High Income........................................................................               --
Oppenheimer Strategic Bond.....................................................................              860
Oppenheimer Money Fund (formerly the PIC Money Market Sub-Account).............................               --
Calvert Social Small Cap Growth................................................................               --
Calvert Social Balanced........................................................................              880
Van Eck Worldwide Hard Assets..................................................................               --
Van Eck Worldwide Real Estate..................................................................               --

------------

**  Accumulation units are rounded to the nearest unit.

                    THE COMPANY, VARIABLE ACCOUNT AND FUNDS

PROTECTIVE LIFE ANNUITY AND INSURANCE COMPANY

    The Contracts are issued by Protective Life and Annuity Insurance Company (formerly American Foundation Life Insurance Company), a wholly owned subsidiary of Protective Life Insurance Company, which is the chief operating subsidiary of Protective Life Corporation, a Delaware insurance holding company whose stock is traded on the New York Stock Exchange. Protective Life Insurance and and Annuity Company ("Protective Life") was organized as an Alabama company in 1978. Protective Life is authorized to transact business in 29 states (including New
York) and offers a variety of individual life, individual and group annuity and group dental insurance products. The Company's assets for fiscal year ending in 1998 were in excess of 600 million dollars.

VARIABLE ANNUITY ACCOUNT A OF PROTECTIVE LIFE

    The Variable Annuity Account A of Protective Life, also called the Variable Account, is a separate investment account of Protective Life. The Variable Account was established under Alabama law by the Board of Directors of Protective Life on December 1, 1997. The Variable Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under federal securities laws. This registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.

    Protective Life owns the assets of the Variable Account. These assets are held separate from other assets and are not part of Protective Life's general account. The portion of the assets of the Variable Account equal to the reserves or other contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business Protective Life conducts. Protective Life may transfer to its general account any assets which exceed the reserves and other contract liabilities of the Variable Account. Protective Life may accumulate in the Variable Account the charge for mortality and expense risks and investment results applicable to those assets that are in excess of the net assets supporting the contracts. The income, gains and losses, both realized and unrealized, from the assets of the Variable Account are credited to or charged against the Variable Account without regard to any other income, gains or losses of Protective Life. The obligations under the Contracts are obligations of Protective Life.

    Currently, twenty-three Sub-Accounts of the Variable Account are available under this Contract: PIC International Equity; PIC Small Cap Value; PIC Capital Growth; PIC CORE U.S. Equity; PIC Growth and Income; PIC Global Income; MFS New Discovery; MFS Emerging Growth; MFS Research; MFS Growth With Income; MFS Utilities; MFS Total Return; Oppenheimer Aggressive Growth; Oppenheimer Global Securities; Oppenheimer Capital Appreciation; Oppenheimer Main Street Growth & Income; Oppenheimer High Income; Oppenheimer Strategic Bond; Oppenheimer Money Fund; Calvert Social Small Cap Growth; Calvert Social Balanced; Van Eck Worldwide Hard Assets; and Van Eck Worldwide Real Estate. Each Sub-Account invests in shares of a corresponding Fund. Therefore, the investment experience of your Contract depends on the experience of the Sub-Accounts that you select. Other contracts issued by Protective Life may offer some or all of the Sub-Accounts of the Variable Account.

ADMINISTRATION

    Pursuant to the terms of an agreement with Protective Life, Protective Life Insurance Company performs the Contract administration at its administrative office at 2801 Highway 280 South, Birmingham, Alabama 35223. Contract administration includes processing applications for the Contracts and subsequent Owner requests; processing Purchase Payments, transfers, surrenders and death benefit claims as well as performing record maintenance and disbursing annuity income payments.

THE FUNDS

    Each Sub-Account invests in a corresponding Fund. Each Fund is an investment portfolio of one of the following investment companies: Protective Investment Company ("PIC Funds") managed by Protective Investment Advisors, Inc. (formerly Investment Distributors Advisory Services, Inc.), and subadvised by Goldman Sachs Asset Management or Goldman Sachs Asset Management International; Oppenheimer Variable Account Funds managed by OppenheimerFunds, Inc.; MFS-Registered Trademark- Variable Insurance Trust-SM- managed by MFS Investment Management; Calvert Variable Series, Inc. managed by Calvert Asset Management Company, Inc.; or Van Eck Worldwide Insurance Trust managed by Van Eck Associates Corporation. Shares of these Funds are offered only to:

        (1) the Variable Account,

        (2) other separate accounts of Protective Life and its affiliates supporting variable annuity contracts or variable life insurance policies,

        (3) separate accounts of other life insurance companies supporting variable annuity contracts or variable life insurance policies, and

        (4) certain qualified retirement plans.

    Such shares are not offered directly to investors but are available only through the purchase of such contracts or policies or through such plans. See the prospectus for each Fund for details about that Fund.

    There is no guarantee that any Fund will meet its investment objectives. Please refer to the prospectus for each of the Funds you are considering for more information.

PROTECTIVE INVESTMENT COMPANY (PIC)

INTERNATIONAL EQUITY FUND.

    This Fund seeks long-term capital appreciation. This Fund will pursue its objectives by investing substantially all, and at least 65%, of total assets in equity and equity-related securities of companies that are organized outside the United States or whose securities are primarily traded outside the United States.

SMALL CAP VALUE FUND.

    This Fund seeks long-term capital growth. This Fund will pursue its objectives by investing, under normal circumstances, at least 65% of its total assets in equity securities of companies with public stock market capitalizations of $1 billion or less at the time of investment.

CAPITAL GROWTH FUND

    This Fund seeks long-term capital growth. The Fund will pursue its objective by investing, under normal circumstances, at least 90% of its total assets in a diversified portfolio of equity securities having long-term capital appreciation potential.

CORE U.S. EQUITY FUND.

    This Fund seeks a total return consisting of capital appreciation plus dividend income. This Fund will pursue its objectives by investing, under normal circumstances, at least 90% of its total assets in equity securities selected using both fundamental research and a variety of quantitative techniques in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index.

GROWTH AND INCOME FUND.

    This Fund seeks long-term growth of capital and growth of income. This Fund will pursue its objectives by investing, under normal circumstances, at least 65% of its total assets in equity securities having favorable prospects of capital appreciation and/or dividend paying ability.

GLOBAL INCOME FUND.

    This Fund seeks high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation. This Fund will pursue its objectives by investing primarily in high quality fixed-income securities of U.S. and foreign issuers and through foreign currency transactions.

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM-

NEW DISCOVERY SERIES.

    This Fund seeks to provide capital appreciation.

EMERGING GROWTH SERIES.

    This Fund seeks to provide long-term growth of capital.

RESEARCH SERIES.

    This Fund seeks to provide long-term growth of capital and future income.

GROWTH WITH INCOME SERIES.

    This Fund seeks to provide reasonable current income and long-term growth of capital and income.

UTILITIES SERIES.

    This Fund seeks to provide capital growth and current income (income above that available from a portfolio invested entirely in equity securities.)

TOTAL RETURN SERIES.

    This Fund seeks primarily to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

AGGRESSIVE GROWTH FUND/VA.

    This Fund seeks to achieve long-term capital appreciation by investing in "growth-type" companies.

GLOBAL SECURITIES FUND/VA.

    This Fund seeks long-term capital appreciation by investing in securities of foreign issuers, "growth-type" companies and cyclical industries.

CAPITAL APPRECIATION FUND/VA.

    This Fund seeks to achieve long-term capital appreciation by investing in securities of well-known established companies.

MAIN STREET GROWTH & INCOME FUND/VA.

    This Fund seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. From time to time this Fund may focus on small to medium capitalization common stocks, bonds and convertible securities.

HIGH INCOME FUND/VA.

    This Fund seeks a high level of current income from investment in high yield fixed-income securities.

STRATEGIC BOND FUND/VA.

    This Fund seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities.

MONEY FUND/VA.

    The Fund seeks maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity. An investment in the Money Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

CALVERT VARIABLE SERIES, INC.

SOCIAL SMALL CAP GROWTH PORTFOLIO.

    This Fund seeks to provide long-term capital appreciation by investing primarily in equity securities of companies that have small market capitalizations.

SOCIAL BALANCED PORTFOLIO.

    This Fund seeks to achieve a total return above the rate of inflation through an actively managed, non-diversified portfolio of common and preferred stocks, bonds, and money market instruments that offer income and capital growth opportunity and that satisfy the investment and social criteria established for the Fund.

VAN ECK WORLDWIDE INSURANCE TRUST

WORLDWIDE HARD ASSETS FUND.

    This Fund seeks long-term capital appreciation by investing primarily in "Hard Asset Securities". Hard Asset Securities are the stocks, bonds and other securities of companies that derive at least 50% of gross revenue or profit from exploration, development, production or distribution of (together "Hard Assets"):

        (i) precious metals;

        (ii) natural resources;

       (iii) real estate; and

        (iv) commodities.

WORLDWIDE REAL ESTATE FUND.

    This Fund seeks a high total return by investing in equity securities of companies that own significant real estate or that principally do business in real estate.

    THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND POLICIES OF ANY OF THE FUNDS WILL BE ACHIEVED. MORE DETAILED INFORMATION CONCERNING THE INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS OF THE FUNDS, THE EXPENSES OF THE FUNDS, THE RISKS ATTENDANT TO INVESTING IN THE FUNDS AND OTHER ASPECTS OF THEIR OPERATIONS CAN BE FOUND IN THE CURRENT PROSPECTUSES FOR THE FUNDS, WHICH ACCOMPANY THIS PROSPECTUS, AND THE CURRENT STATEMENT OF ADDITIONAL INFORMATION FOR EACH OF THE FUNDS. YOU SHOULD READ THE FUNDS' PROSPECTUSES CAREFULLY BEFORE MAKING ANY DECISION CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS OR TRANSFERS AMONG THE SUB-ACCOUNTS.

    Certain Funds may have investment objectives and policies similar to other mutual funds (sometimes having similar names) that are managed by the same investment adviser or manager. The investment results of the Funds, however, may be more or less favorable than the results of such other mutual funds. Protective Life does not guarantee or make any representation that the investment results of any Fund is, or will be, comparable to any other mutual fund, even one with the same investment adviser or manager.

    Each Fund sells its shares to the Variable Account in accordance with the terms of a participation agreement between the appropriate investment company and Protective Life. The termination provisions of these agreements vary. Should a participation agreement relating to a Fund terminate, the Variable Account may not be able to purchase additional shares of that Fund. In that event, Owners may no longer be able to allocate Variable Account value or Purchase Payments to Sub-Accounts investing in that Fund. In certain circumstances, it is also possible that a Fund may refuse to sell its shares to the Variable Account despite the fact that the participation agreement relating to that Fund has not been terminated. Should a Fund decide to discontinue selling its shares to the Variable Account, Protective Life would not be able to honor requests from Owners to allocate Purchase Payments or transfer Account Value to the Sub-Account investing in shares of that Fund.

    Protective Life has entered into agreements with the investment managers or advisers of the Funds pursuant to which each such investment manager or adviser pays Protective Life a servicing fee based upon an annual percentage of the average daily net assets invested by the Variable Account (and other separate accounts of Protective Life and its affiliates) in the Funds managed by that manager or adviser. These fees are in consideration for administrative services provided to the Funds by Protective Life and its affiliates. Payments of fees under these agreements by managers or advisers do not increase the fees or expenses paid by the Funds or their shareholders.

OTHER INVESTORS IN THE FUNDS

    PIC currently sells shares of its Funds only to Protective Life and Annuity Insurance Company ("Protective Life," formerly American Foundation Life Insurance Company), a Protective Life Insurance Company affiliate, as the underlying investment for the Variable Account and to Protective Life Insurance Company as the underlying investment for variable annuity contracts and variable life insurance policies issued by Protective Life Insurance Company. PIC may in the future sell shares of its Funds to other separate accounts of Protective Life or its life insurance company affiliates supporting other variable annuity contracts or variable life insurance policies. In addition, upon obtaining regulatory approval, PIC may sell shares to certain retirement plans qualifying under Section 401 of the Internal Revenue Code of 1986. Protective Life currently does not foresee any disadvantages to Owners that would arise from the possible sale of shares to support its variable annuity contracts and variable life insurance policies or those of its affiliates or from the possible sale of shares to such retirement plans. However, the board of directors of PIC will monitor events in order to identify any material irreconcilable conflicts that might possibly arise if such shares were also offered to support variable annuity contracts other than the Contracts or variable life insurance policies or to retirement plans. In event of such a conflict, the board of directors would determine what action, if any, should be taken in response to the conflict. In addition, if Protective Life believes that PIC's response to any such conflicts insufficiently protects Owners, it will take appropriate action on its own, including withdrawing the Account's investment in the Fund. (See the PIC Prospectus for more detail.)

    Shares of the MFS-Registered Trademark- Variable Insurance Trust, Oppenheimer Variable Account Funds, Calvert Variable Series, Inc. and Van Eck Worldwide Insurance Trust are sold to separate accounts of insurance companies, which may or may not be affiliated with Protective Life or each other, a practice known as "shared funding." They may also be sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interests of Owners of Protective Life's Contracts, whose Contract Values are allocated to the Variable Account, and of owners of other contracts whose contract values are allocated to one or more other separate accounts investing in any one of the Funds. Shares of some of these Funds may also be sold to certain qualified pension and retirement plans. As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners generally or certain classes of Contract Owners, and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, Protective Life will consider what action may be appropriate, including removing the Fund from the Variable Account or replacing the Fund with another fund. As is the case with PIC, the boards of directors (or trustees) of the MFS-Registered Trademark- Variable Insurance Trust, Oppenheimer Variable Account Funds, Calvert Variable Series, Inc. and Van Eck Worldwide Insurance Trust monitor events related to their Funds to identify possible material irreconcilable conflicts among and between the interests of the Fund's various investors. There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Fund's prospectus.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

    Protective Life reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Fund are no longer available for investment or if in Protective Life's judgment further investment in any Fund should become inappropriate in view of the purposes of the Variable Account, Protective Life may redeem the shares, if any, of that Fund and substitute shares of another registered open-end management company or unit investment trust. Protective Life will not substitute any shares attributable to a Contract's interest in the Variable Account without notice and any necessary approval of the Securities and Exchange Commission and state insurance authorities.

    Protective Life also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new Fund. Subject to applicable law and any required SEC approval, Protective Life may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. We may make any new Sub-Accounts available to existing Owner(s) on a basis we determine.

    If we make of these substitutions or changes, Protective Life may by appropriate endorsement change the Contract to reflect the substitution or other change. If Protective Life deems it to be in the best interest of Owner(s) and Annuitants, and subject to any approvals that applicable law may require, we may operate the Variable Account as a management company under the 1940 Act. We may de-register it under that Act if registration is no longer required, or we may combine it with other Protective Life separate accounts. Protective Life reserves the right to make any changes to the Variable Account that the 1940 Act or other applicable law or regulation requires.

                          DESCRIPTION OF THE CONTRACT

    The following sections describe the Contracts currently being offered.

THE CONTRACT

    The Protective Variable Annuity Contract is an individual flexible premium deferred variable and fixed annuity contract Protective Life issues upon receiving complete application information and an initial Purchase Payment. (See "Purchase Payments.")

    You may purchase the Contract on a non-qualified basis. You may also purchase it for use with certain qualified retirement plans that receive special federal income tax treatment under the Internal Revenue Code, such as pension and profit sharing plans (including H.R. 10 Plans), tax sheltered annuity plans, individual retirement accounts, and individual retirement annuities.

    You may wish to consult a qualified tax and/or financial adviser regarding the use of the Contract within a Qualified Plan or in connection with other employee benefit plans or arrangements that receive favorable tax treatment, since many such plans or arrangements provide the same type of tax deferral as provided by the Contract. The Contract provides a number of extra benefits and features not provided by employee benefit plans or arrangements alone, although there are costs and expenses under the Contract related to these benefits and features. You should carefully consider these benefits and features in relation to their costs as they apply to your particular situation.

PARTIES TO THE CONTRACT

OWNER.

    The Owner is the person or persons who own the Contract and are entitled to exercise all rights and privileges provided in the Contract. Two persons may own the Contract together; they are designated as the Owner and the Joint Owner. In the case of Joint Owners, provisions relating to action by the Owner mean both Joint Owners acting together. Individuals as well as nonnatural persons, such as corporations or trusts, may be Owners. The Company will only issue a Contract prior to each Owner's 83rd birthday.

    An Owner may transfer the Contract to a new Owner by Written Notice to us. The maximum age for new Owners on the date we receive such notice of a transfer is 83. The change of Owner may result in a tax liability. (See "Taxation of Annuities in General: Assignments, Pledges, and Gratuitous Transfers.")

BENEFICIARY.

    The Beneficiary is the person or persons who may receive the benefits of this Contract upon the death of any Owner.

       PRIMARY -- The Primary Beneficiary is the surviving Joint Owner, if any. If there is no surviving Joint Owner, the Primary
       Beneficiary is the person or persons designated by the Owner and named in our records.

       CONTINGENT -- The Contingent Beneficiary is the person or persons designated by the Owner and named in our records to be Beneficiary if the Primary Beneficiary is not living at the time of the Owner's death.

    If no Beneficiary designation is in effect or if no Beneficiary is living at the time of an Owner's death, the Beneficiary will be the estate of the deceased Owner. If any Owner dies on or after the Annuity Commencement Date, the Beneficiary will become the new Owner.

    Unless designated irrevocably, the Owner may change the Beneficiary by Written Notice prior to the death of any Owner. An irrevocable Beneficiary is one whose written consent is needed before the Owner can change the Beneficiary designation or exercise certain other rights. In the case of certain Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary.

ANNUITANT.

    The Annuitant is the person on whose life annuity income payments may be based. The Owner is the Annuitant unless the Owner designates another person as the Annuitant. If the Annuitant is not an Owner and dies prior to the Annuity Commencement Date, the Owner will become the new Annuitant unless the Owner designates otherwise.

    The Owner may change the Annuitant by Written Notice prior to the Annuity Commencement Date. However, if any Owner is not an individual the Annuitant may not be changed.

PAYEE.

    The Payee is the person or persons designated by the Owner to receive the annuity income payments under the Contract. The Annuitant is the Payee unless the Owner designates another party as the Payee. The Owner may change the Payee at any time.

ISSUANCE OF A CONTRACT

    To purchase a Contract, you must submit certain application information and an initial Purchase Payment to Protective Life through a licensed representative of Protective Life, who is also a registered representative of a broker-dealer having a distribution agreement with Investment Distributors, Inc. The minimum initial Purchase Payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. Protective Life reserves the right to accept or decline a request to issue a Contract. Contracts may be sold to or in connection with retirement plans which do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Internal Revenue Code.

    If the necessary application information for a Contract accompanies the initial Purchase Payment, we will allocate the initial Purchase Payment (less any applicable premium tax) to the Allocation Option you direct in the application within two business days of receiving such Purchase Payment at the administrative office. If we do not receive the necessary application information, Protective Life will retain the Purchase Payment for up to five business days while it attempts to complete the information. If the necessary application information is not complete after five days, Protective Life will inform the applicant of the reason for the delay and return the initial Purchase Payment immediately unless the applicant specifically consents to Protective Life retaining it until the information is complete. Once the information is complete, we will allocate the initial Purchase Payment to the appropriate Allocation Options within two business days.

    Information necessary to complete an application may be transmitted to the Company by telephone, facsimile, or electronic media.

PURCHASE PAYMENTS

    The Company will only accept an initial Purchase Payment prior to the older Owner's 83rd birthday. Protective Life may accept subsequent Purchase Payments. The minimum subsequent Purchase Payment we will accept is $250, unless the payment is made under the Automatic Purchase Plan. Currently, we will accept a minimum payment of $100 under this plan. We reserve the right not to accept any Purchase Payment.

    Purchase Payments are payable at our administrative office. You may make them by check payable to Protective Life and Annuity Insurance Company or by any other method we deem acceptable. Protective Life retains the right to limit the maximum aggregate Purchase Payment that can be made without prior administrative office approval. This amount is currently $1,000,000.

    Under the current Automatic Purchase Payment plan, you may select a monthly or quarterly payment schedule pursuant to which Purchase Payments will be automatically deducted from a bank account. We currently accept Automatic Purchase Payments on the 1st through the 28th day of each month. Each Automatic Purchase Payment must be at least $100. You may not allocate payments made through the Automatic Purchase Payment plan to the DCA Fixed Account. You may not elect the Automatic Purchase Payment plan and the systematic withdrawal plan simultaneously. (See "Surrenders and Partial Surrenders".) Upon notification of the death of any Owner the Company will terminate deductions under the Automatic Purchase Payment plan. (See "Allocation of Purchase Payments".)

RIGHT TO CANCEL

    You have the right to return the Contract within 30 days after you receive it by returning it to our administrative office or the sales representative who sold it along with a written cancellation request. Return of the Contract by mail is effective on being postmarked, properly addressed and postage prepaid. We will treat the returned Contract as if it had never been issued. If the Contract is issued in connection with an IRA and returned within 7 days, Protective Life will refund the Purchase Payments; otherwise where permitted, Protective Life will refund the Contract Value plus any fees deducted from either Purchase Payments or Contract Value. This amount may be more or less than the aggregate amount of your Purchase Payments up to that time.

ALLOCATION OF PURCHASE PAYMENTS

    We will allocate your Purchase Payment among the Allocation Options you have selected at the next price determined after we receive your Purchase Payment. Owners must indicate in the application how their Purchase Payments are to be allocated among the Allocation Options. If such instructions are indicated by percentages, whole percentages must be used. Subsequent Purchase Payments made through the Automatic Purchase Payment plan may not be allocated to any DCA Fixed Account.

    For Individual Retirement Annuities and Contracts issued in states where, upon cancellation during the right-to-cancel period, we return at least your Purchase Payments, we reserve the right to allocate your initial Purchase Payment (and any subsequent Purchase Payment made during the free look period) to the Oppenheimer Money Fund Sub-Account until the expiration of the number of days in the right-to-cancel period starting from the date the Contract is mailed from our administrative office. Thereafter, all Purchase Payments will be allocated according to your allocation instructions then in effect.

    Owners may change allocation instructions by Written Notice at any time. Owners may also change instructions by telephone, facsimile transmission or automated telephone system. From time to time and at our sole discretion we may introduce additional methods for changing these instructions or discontinue any method of making non-written requests for changes. For non-written instructions regarding allocations, we will require a form of personal identification prior to acting on instructions and we will record any telephone voice instructions. If we follow these procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. The Company reserves the right to limit or eliminate any of these non-written communication methods for any Contract or class of Contracts at any time for any reason.

VARIABLE ACCOUNT VALUE

SUB-ACCOUNT VALUE.

    A Contract's Variable Account value at any time is the sum of the Sub-Account values and therefore reflects the investment experience of the Sub-Accounts to which it is allocated. There is no guaranteed minimum Variable Account value. The Sub-Account value for any Sub-Account as of the Effective Date is equal to the amount of the initial Purchase Payment allocated to that Sub-Account. On subsequent Valuation Days prior to the Annuity Commencement Date, the Sub-Account value is equal to that part of any Purchase Payment allocated to the Sub-Account and any Contract Value transferred to the Sub-Account, adjusted by income, dividends, net capital gains or losses (realized or unrealized), decreased by partial surrenders (including any applicable surrender charges and premium tax), Contract Value transferred out of the Sub-Account and fees deducted from the Sub-Account.

DETERMINATION OF ACCUMULATION UNITS.

    Purchase Payments allocated to and Contract Value transferred to a Sub-Account are converted into Accumulation Units. An Accumulation Unit is a unit of measure used to calculate the value of a Sub-Account prior to the Annuity Commencement Date. The number of Accumulation Units is determined by dividing the dollar amount directed to the Sub-Account by the value of the Accumulation Unit for that Sub-Account for the Valuation Day as of which the allocation or transfer occurs. Purchase Payments allocated to or amounts transferred to a Sub-Account under a Contract increase the number of Accumulation Units of that Sub-Account credited to the Contract. The Company executes such allocations and transfers as of the end of the Valuation Period in which it receives a Purchase Payment or Written Notice or other instruction requesting a transfer.

    Certain events reduce the number of Accumulation Units of a Sub-Account credited to a Contract. The following events result in the cancellation of the appropriate number of Accumulation Units of a Sub-Account:

    - surrenders and applicable surrender charges;

    - partial surrenders and applicable surrender charges;

    - systematic withdrawals;

    - transfer from a Sub-Account;

    - payment of a death benefit claim;

    - application of the Contract Value to an Annuity Option; and

    - deduction of the annual contract maintenance fee.

Accumulation Units are canceled as of the end of the Valuation Period in which the Company receives Written Notice of or other instructions regarding the event.

DETERMINATION OF ACCUMULATION UNIT VALUE.

    The Accumulation Unit value for each Sub-Account at the end of every Valuation Day is the Accumulation Unit value at the end of the previous Valuation Day times the net investment factor. The Sub-Account value for a Contract may be determined on any day by multiplying the number of Accumulation Units attributable to the Contract in that Sub-Account by the Accumulation Unit value for that Sub-Account on that day.

NET INVESTMENT FACTOR.

    The net investment factor measures the investment performance of a Sub-Account from one Valuation Period to the next. For each Sub-Account, the net investment factor reflects the investment performance of the Fund in which the Sub-Account invests and the charges assessed against that Sub-Account for a Valuation Period. Each Sub-Account has a net investment factor for each Valuation Period which may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. The net investment factor for any Sub-Account for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result, where:

       (1) is the result of:

           a. the net asset value per share of the Fund held in the Sub-Account, determined at the end of the current
               Valuation Period; plus

           b. the per share amount of any dividend or capital gain distributions made by the Fund to the Sub-Account, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

           c. a per share charge or credit for any taxes reserved for, which is determined by the Company to have resulted from the investment operations of the Sub-Account.

       (2) is the net asset value per share of the Fund held in the Sub-Account, determined at the end of the last prior Valuation Period.

       (3) is a factor representing the Mortality and Expense Risk Charge and the Administration Charge for the number of days in the Valuation Period.

TRANSFERS

    Prior to the Annuity Commencement Date, you may instruct us to transfer Contract Value between and among the Allocation Options. When we receive your transfer instructions, we will allocate the Contract Value you transfer at the next price determined for the Allocation Options you indicate.

    You must transfer at least $100, or if less, the entire amount in the Allocation Option each time you make a transfer. If after the transfer, the Contract Value remaining in any Allocation Option from which a transfer is made would be less than $100, then we may transfer the entire Contract Value in that Allocation Option instead of the requested amount. We reserve the right to limit the number of transfers to no more than 12 per Contract Year. For each additional transfer over 12 during each Contract Year, we reserve the right to charge a Transfer Fee which will not exceed $25. The Transfer Fee, if any, will be deducted from the amount being transferred. (See "Charges and Deductions -- Transfer Fee".)

    Transfers involving a Guaranteed Account are subject to additional restrictions. The maximum amount that may be transferred from the Fixed Account during a Contract Year is the greater of:

       (1) $2,500; or

       (2) 25% of the Contract Value in the Fixed Account value.

    Transfers into the DCA Fixed Account are not permitted.

    Owners may request transfers by Written Notice at any time. Owners also may request transfers by telephone, facsimile transmission, or automated telephone system. From time to time and at our sole discretion we may introduce additional methods for requesting transfers or discontinue any method of making non-written requests for such transfers. We will require a form of personal identification prior to acting on non-written requests and we will record telephone requests. We will send you a confirmation of all transfer requests communicated to us. If we follow these procedures we will not be liable for any losses due to unauthorized or fraudulent transfer requests.

RESERVATION OF RIGHTS.

    We reserve the right to limit amounts transferred into or out of any account within the Guaranteed Account. We reserve the right to modify, limit, suspend or eliminate the transfer privileges (including acceptance of non-written instructions) without prior notice for any Contract or class of Contracts at any time for any reason. We also reserve the right to not honor transfers requested by a third party holding a power of attorney from an Owner where that third party requests transfers during a single Valuation Period on behalf of the Owners of two or more Contracts.

DOLLAR COST AVERAGING.

    Prior to the Annuity Commencement Date, you may instruct us by Written Notice to systematically and automatically transfer, on a monthly or quarterly basis, amounts from the DCA Fixed Account (or any other Allocation Option) to any Allocation Option, except that no transfers may be made into the DCA Fixed Account. This is known as the "dollar-cost averaging" method of investment. By transferring equal amounts of Contract Value on a regularly scheduled basis, as opposed to allocating a larger amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations in the value of Sub-Account Accumulation Units. Protective Life, however, makes no guarantee that the dollar cost averaging method will result in a profit or protection against loss. The minimum amount per transfer is $100. Dollar cost averaging must begin immediately for Purchase Payments allocated to the DCA Fixed Account.

    Dollar cost averaging transfers may be made on the 1st through the 28th day of each month. If no day is selected, transfers will occur on the same day of the month as your Contract Anniversary, or on the 28th day of the month if your Contract Anniversary occurs on the 29th, 30th, or 31st day of the month. In states where, upon cancellation during the right-to-cancel period, we are required to return your Purchase Payment, we reserve the right to delay commencement of dollar cost averaging transfers until the expiration of the right-to-cancel period.

    The periodic amount transferred from the DCA Fixed Account will be equal to the amount you specify or the Purchase Payment allocated to the DCA Fixed Account divided by the number of dollar cost averaging transfers to be made. Interest credited will be transferred from the DCA Fixed Account after the last dollar cost averaging transfer. We will process dollar cost averaging transfers until the earlier of the following: (1) the designated number of transfers have been completed, or (2) the Owner instructs us by Written Notice to cancel the automatic transfers. Any time dollar cost averaging transfers end, all Contract Value remaining in a DCA Fixed Account will be transferred to the Fixed Account. Upon the death of any Owner, dollar cost averaging transfers will continue until canceled by the Beneficiary(s).

    There is no charge for dollar cost averaging. Automatic transfers made to facilitate dollar cost averaging will not count toward the 12 transfers permitted each Contract Year if Protective Life elects to limit transfers, or the designated number of free transfers in any Contract Year if the Company elects to charge for transfers in excess of that number in any Contract Year. We reserve the right to discontinue offering dollar cost averaging upon 30 days' written notice to the Owner.

PORTFOLIO REBALANCING.

    Prior to the Annuity Commencement Date, you may instruct Protective Life by Written Notice to periodically transfer your Variable Account value among specified Sub-Accounts to achieve a particular percentage allocation of Variable Account value among such Sub-Accounts ("portfolio rebalancing").

The portfolio rebalancing percentages must be in whole numbers and must allocate amounts only among the Sub-Accounts. No Contract Value may be transferred to the Guaranteed Account as part of portfolio rebalancing. Unless you instruct otherwise, portfolio rebalancing is based on your Purchase Payment allocation instructions in effect at the time of each rebalancing transfer. Portfolio rebalancing instructions from you that differ from your current Purchase Payment allocation instructions are deemed to be a request to change your Purchase Payment allocation.

    You may elect portfolio rebalancing to occur on the 1st through 28th day of a month on either a quarterly, semi-annual or annual basis. If you do not select a day, transfers will occur on the same day of the month as your Contract Anniversary, or on the 28th day of the month if your Contract Anniversary occurs on the 29th, 30th or 31st day of the month. You may change or terminate portfolio rebalancing by Written Notice, or by other non-written communication methods acceptable for transfer requests. Upon the death of any Owner portfolio rebalancing will continue until canceled by the Beneficiary(s).

    There is no charge for portfolio rebalancing. Automatic transfers made to facilitate portfolio rebalancing will not count toward the 12 transfers permitted each Contract Year if Protective Life elects to limit transfers, or the designated number of free transfers in any Contract Year if the Company elects to charge for transfers in excess of that number in any Contract Year. We reserve the right to discontinue portfolio rebalancing upon 30 days' written notice to the Owner.

SURRENDERS AND PARTIAL SURRENDERS

SURRENDER.

    At any time prior to the Annuity Commencement Date, you may request a surrender of your Contract for its surrender value. To surrender your Contract, you must return the Contract to us and make your surrender request by Written Notice. We will pay you the surrender value in a lump sum unless you request payment under another payment option that we are making available at that time. A surrender may have federal income tax consequences. (See "Taxation of Full and Partial Surrenders".) Partial and full surrenders from Contracts issued as Tax-Sheltered Annuities are prohibited in certain circumstances. (See "Federal Tax Matters".)

SURRENDER VALUE.

    The surrender value of your Contract is equal to the Contract Value minus any applicable surrender charge, contract maintenance fee and premium tax. We will determine the surrender value as of the end of the Valuation Day on which we receive your Written Notice requesting surrender and your Contract at our administrative office.

PARTIAL SURRENDER.

    At any time before the Annuity Commencement Date, you may request a partial surrender of your Contract Value. You must request the partial surrender by Written Notice. We will withdraw the amount requested from the Contract Value as of the Valuation Period during which we receive Written Notice requesting the partial surrender. The amount we will pay you upon a partial surrender is equal to the Contract Value surrendered minus any applicable surrender charge.

    You may specify the amount of the partial surrender to be made from any Allocation Option. If you do not so specify, or if the amount in the designated account(s) is inadequate to comply with the request, the partial surrender will be made from each Allocation Option based on the proportion that the value of each Allocation Option bears to the total Contract Value.

    A partial surrender may have federal income tax consequences. (See "Taxation of Partial and Full Surrenders".)

CANCELLATION OF ACCUMULATION UNITS.

    Surrenders and partial surrenders will result in the cancellation of Accumulation Units from each applicable Sub-Account(s) and/or in a reduction of the Guaranteed Account Value.

SURRENDER AND PARTIAL SURRENDER RESTRICTIONS.

    The Owner's right to make surrenders and partial surrenders is subject to any restrictions imposed by applicable law or employee benefit plan.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN TYPES OF CONTRACTS.

    There are certain restrictions on surrenders and partial surrenders of Contracts used as funding vehicles for Internal Revenue Code Section 403(b) retirement plans. Section 403(b)(11) of the Internal Revenue Code restricts the distribution under Section 403(b) annuity contracts of:

        (i) contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

        (ii) earnings on those contributions; and

       (iii) earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

    Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, separation from service, disability, or hardship. In addition, income attributable to salary reduction contributions may not be distributed in the case of hardship.

    In the case of certain Qualified Plans, federal tax law imposes restrictions on the form and manner in which benefits may be paid. For example, spousal consent may be needed in certain instances before a distribution may be made.

SYSTEMATIC WITHDRAWALS.

    Currently, the Company offers a systematic withdrawal plan. This plan allows you to pre-authorize periodic partial surrenders prior to the Annuity Commencement Date. You may elect to participate in this plan at the time of application or at a later date by properly completing an election form. In order to participate in the plan you must have:

       (1) made an initial Purchase Payment of at least $12,000; or

       (2) a Surrender Value as of the previous Contract Anniversary equal to at least $12,000.

    The systematic withdrawal plan and the Automatic Purchase Payment plan may not be elected simultaneously. (See "Purchase Payments".) There are federal income tax consequences to systematic withdrawals from the Contract and the Owner should, therefore, consult with his or her tax advisor before participating in any withdrawal program. (See "Taxation of Partial and Full Surrenders".)

    When you elect the systematic withdrawal plan, you will instruct Protective Life to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. Systematic withdrawals may be made on the 1st through the 28th day of each month. The amount requested must be at least $100 per withdrawal. We will process withdrawals for the designated amount until you instruct us otherwise. You may instruct us as to the Allocation Options from which the withdrawals should be made. If you give no instructions, systematic withdrawals will be taken pro-rata from the Allocation Options in proportion to the value each Allocation Option bears to the total Contract Value. We will pay you the amount requested each month or quarter as applicable and cancel the applicable Accumulation Units.

    The maximum penalty-free amount you can withdraw under the systematic withdrawal plan each year is the greater of:

       (1) 10% of all Purchase Payments made as of the date of the request, or

       (2) your cumulative earnings calculated as of each Contract
           Anniversary.

    Unless you instruct us to reduce the withdrawal amount so the annual total will not exceed these limits, we will continue to process withdrawals for the monthly amount you designate. Once the amount of your withdrawals exceeds the limit for penalty-free withdrawals, we reserve the right to deduct a surrender charge, if applicable, from the remaining payments made during that Contract Year. (See "Surrender Charge".)

    If the amount to be withdrawn from an Allocation Option exceeds the value available, the transaction will not be completed and the systematic withdrawal plan will terminate. (See "Surrender Charge.") Upon notification of the death of any Owner the Company will terminate the systematic withdrawal plan. The systematic withdrawal plan may be discontinued by the Owner at any time by written notice.

    Other than the surrender charges described in this section, there is no charge for the systematic withdrawal plan. We reserve the right to discontinue the systematic withdrawal plan upon Written Notice to you.

                             THE GUARANTEED ACCOUNT

    The Guaranteed Account has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither these accounts nor the Company's general account have been registered as an investment company under the 1940 Act. Therefore, neither the Guaranteed Account, the Company's general account, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the Guaranteed Account included in this prospectus are for the Owner's information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of federal securities law relating to the accuracy and completeness of statements made in prospectuses.

    The Guaranteed Account currently includes the Fixed Account and DCA Fixed Account. The Fixed Account and the DCA Fixed Account are part of Protective Life's general account. The assets of Protective Life's general account support its insurance and annuity obligations and are subject to Protective Life's general liabilities from business operations. Since the Fixed Account and the DCA Fixed Account are part of the general account, Protective Life assumes the risk of investment gain or loss on this amount.

    You may allocate some or all of your Purchase Payments and may transfer some or all of your Contract Value to an account within the Guaranteed Account, except that transfers may not be made into the DCA Fixed Account.

    Amounts allocated or transferred to an account within the Guaranteed Account earn interest from the date the funds are credited to the account. The interest rate we apply to Purchase Payments and transfers into the Guaranteed Account is guaranteed for one year from the date the Purchase Payment or transfer is credited to the account. When an interest rate guarantee expires, we will set a new interest rate, which may not be the same as the interest rate then in effect. The new interest rate is also guaranteed for one year.

    From time to time and subject to regulatory approval, we may offer Fixed Accounts or DCA Fixed Accounts with different interest guaranteed periods. We, in our sole discretion, establish the interest rates for each account in the Guaranteed Account. We will not declare a rate that is less than an annual effective interest rate of 3.00%. Because these rates vary from time to time, allocations made to the same account within the Guaranteed Account at different times may earn interest at different rates.

GUARANTEED ACCOUNT VALUE.

    Any time prior to the Annuity Commencement Date, the Guaranteed Account value is equal to the sum of:

       (1) Purchase Payments allocated to the Guaranteed Account; plus

       (2) amounts transferred into the Guaranteed Account; plus

       (3) interest credited to the Guaranteed Account; minus

       (4) amounts transferred out of the Guaranteed Account; minus

       (5) the amount of any surrenders removed from the Guaranteed Account, including any applicable premium tax and surrender charges; minus

       (6) fees deducted from the Guaranteed Account.

    For the purposes of interest crediting, amounts deducted, transferred or withdrawn from accounts within the Guaranteed Account will be separately accounted for on a "first-in, first-out" (FIFO) basis.

                                 DEATH BENEFIT

    If any Owner dies before the Annuity Commencement Date and while this Contract is in force, the Company will pay a death benefit to the Beneficiary.

    The Death Benefit is determined as of the end of the Valuation Period in which we receive due proof of death. The amount of the death benefit will depend upon the age of the Owner when he or she dies.

    If the Owner dies on or before his or her 90th birthday, the death benefit is the greatest of:

       (1) the Contract Value, which is the sum of the Variable Account value and the Guaranteed Account value,

       (2) aggregate Purchase Payments made under the Contract reduced by any partial surrenders and any associated charges, or

       (3) the maximum anniversary value.

    The maximum anniversary value is the greatest anniversary value attained. The anniversary value is the sum of:

       (1) the Contract Value on a Contract Anniversary; plus

       (2) all Purchase Payments made since that Contract Anniversary;
           minus

       (3) any partial surrenders (and any associated charges) made since that Contract Anniversary.

    An anniversary value is determined for each contract anniversary through the earlier of:

       (1) the deceased Owner's 80th birthday, or

       (2) the date of that Owner's death

    If the Owner dies after his or her 90th birthday, the death benefit is the Contract Value.

    Only one death benefit is payable under this Contract, even though the Contract may, in some circumstances, continue beyond the time of an Owner's death.

    The Beneficiary may take the death benefit in one sum immediately. In this event the Contract will terminate. If the death benefit is not taken in one sum immediately, then the death benefit will become the new Contract Value as of the date we receive due proof of death and the entire interest in the Contract must be distributed under one of the following options:

       (1) the entire interest must be distributed over the life of the Beneficiary, or over a period that does not extend beyond the life expectancy of the Beneficiary, with distributions beginning within one year of the Owner's death, or

       (2) the entire interest must be distributed within 5 years of the Owner's death.

    If no option is elected, we will distribute the entire interest within 5 years of the Owner's death.

    If the Beneficiary is the deceased Owner's spouse, then the surviving spouse may elect, in lieu of receiving the death benefit, to continue the Contract and become the new Owner. The surviving spouse may select a new Beneficiary. Upon this spouse's death, the death benefit will become payable to the new Beneficiary and must then be distributed to the new Beneficiary in one sum immediately or according to either paragraph (1) or (2) above.

    If any Owner is not an individual, the death of the Annuitant is treated as the death of an Owner.

                        SUSPENSION OR DELAY IN PAYMENTS

    Payments of a partial or full surrender of the Variable Account Value or death benefit are usually made within seven (7) calendar days. However, the Company may delay such payment of a partial or full surrender of the Variable Account Value or death benefit for any period in the following circumstances:

       1)  when the New York Stock Exchange is closed; or

       2)  when trading on the New York Stock Exchange is restricted; or

       3) when an emergency exists (as determined by the SEC as a result of which (a) the disposal of securities in the Variable Account is not reasonably practical; or (b) it is not reasonably practical to determine fairly the value of the net assets of the Variable Account); or

       4) when the SEC, by order, so permits for the protection of security holders.

    The Company may delay payment of a partial or full surrender from the Guaranteed Account for up to six months where permitted.

                             CHARGES AND DEDUCTIONS

SURRENDER CHARGES (CONTINGENT DEFERRED SALES CHARGE)

GENERAL

    We do not apply charges to Purchase Payments for sales expenses at the time you make Purchase Payments. However, within certain time limits described below, we deduct a surrender charge (contingent deferred sales charge) from the Contract Value if you make a partial surrender or surrender before the Annuity Commencement Date. Also, in certain circumstances we may deduct a surrender charge from amounts applied to Annuity Options. (See "Annuity Options.")

    In the event surrender charges are not sufficient to cover sales expenses, the loss will be borne by Protective Life; conversely, if the amount of such charges provides more than enough to cover such expenses, the excess will be retained by Protective Life. Protective Life does not currently believe that the surrender charges imposed will cover the expected costs of distributing the Contracts. Any shortfall will be made up from Protective Life's general assets which may include amounts derived from the mortality and expense risk charge.

DETERMINING THE SURRENDER CHARGE

    The surrender charge is equal to the percentage of each Purchase Payment or portion of Purchase Payment you surrender as specified in the table below. We calculate the surrender charge separately and apply it to each Purchase Payment at any time you surrender the Purchase Payment. No such surrender charge applies to surrenders or partial surrenders of the Contract Value in excess of the aggregate Purchase Payments. We calculate the surrender charge using the principle that all Contract Value in excess of the aggregate Purchase Payments is surrendered before any Purchase Payments and that Purchase Payments are surrendered on a first-in-first-out basis.

    The surrender charge is as follows:

      NUMBER OF YEARS ELAPSED
  BETWEEN THE DATE OF RECEIPT OF       SURRENDER CHARGE AS A PERCENTAGE
   PURCHASE PAYMENT(S) & DATE OF         OF PURCHASE PAYMENT WITHDRAWN
             SURRENDER                          IN A FULL YEAR
-----------------------------------  -------------------------------------
            Less than 1                                   7%
                 1                                        6%
                 2                                        5%
                 3                                        4%
                 4                                        3%
                 5                                        2%
            6 and more                                    0%

    We do not apply the surrender charge to the payment of a death benefit. Currently, we do not apply the surrender charge to systematic withdrawals you make within the limits described in the "Systematic Withdrawals" section of this prospectus. (See "Death Benefits" and "Systematic Withdrawals.")

    Surrenders will cause the cancellation of Accumulation Units from each applicable Sub-Account and/or a reduction of the Guaranteed Account Value.

REDUCTION OR ELIMINATION OF SURRENDER CHARGE.

    We may decrease or waive surrender charges on Contracts issued to a trustee, employer or similar entity pursuant to a retirement plan or when sales are made in a similar arrangement where offering the Contracts to a group of individuals under such a program results in saving of sales expenses. We will determine, at our sole discretion, the entitlement to such a reduction in surrender charge.

MORTALITY AND EXPENSE RISK CHARGE

    To compensate Protective Life for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge equal, on an annual basis, to 1.25% of the average daily net assets of the Variable Account attributable to such Contracts.

    The mortality risk Protective Life assumes is that Annuitant(s) may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that Protective Life assumes also includes a guarantee to pay a death benefit if the Owner dies before the Annuity Commencement Date. The expense risk that Protective Life assumes is the risk that the administration charge, contract maintenance fee and transfer fees may be insufficient to cover actual future expenses. It is possible that the mortality and expense risk charge (or a portion of it) could be treated as an amount received through a partial surrender for tax purposes. (See "Federal Tax Matters.")

ADMINISTRATION CHARGES

    We will deduct an administration charge equal, on an annual basis, to 0.15% of the daily net asset value of each Sub-Account in the Variable Account. This deduction is made to reimburse Protective

Life for expenses incurred in the administration of the Contract and the Variable Account. The administration charge is deducted only from the Variable Account value. The Variable Account is not responsible for any other operating expenses.

TRANSFER FEE

    Currently, there is no charge for transfers. Protective Life reserves the right, however, to charge $25 for each transfer after the first 12 transfers in any Contract Year. For the purpose of assessing the fee, each request would be considered to be one transfer, regardless of the number of Allocation Options affected by the transfer in one day. The fee would be deducted from the amount being transferred.

CONTRACT MAINTENANCE FEE

    Prior to the Annuity Commencement Date, the contract maintenance fee is $30 and it is deducted from the Contract Value on each Contract Anniversary, and on any day that the Contract is surrendered other than the Contract Anniversary. The contract maintenance fee will be deducted from the Allocation Options in the same proportion as their values are to the Contract. The contract maintenance fee will be waived by the Company in the event the Contract Value, or the aggregate Purchase Payments reduced by any withdrawals or partial surrenders, equals or exceeds $50,000 on the date the contract maintenance fee is to be deducted.

FUND EXPENSES

    The net assets of each Sub-Account of the Variable Account will reflect the investment management fees and other operating expenses incurred by the Funds. For each Fund, an investment manager is paid a daily fee for its services. (See the prospectuses for the Funds, which accompany this Prospectus.)

PREMIUM TAXES

    Some states impose premium taxes at rates currently ranging up to 3.5%. If premium taxes apply to your Contract, we will deduct them from the Purchase Payment(s) when accepted or from the Contract Value upon a full or partial surrender, death or annuitization. Currently, New York does not impose a premium tax.

OTHER TAXES

    Currently, no charge will be made against the Variable Account for federal, state or local taxes other than premium taxes. We reserve the right, however, to deduct a charge for taxes attributable to the operation of the Variable Account.

                                 ANNUITIZATION

ANNUITY COMMENCEMENT DATE

    As of the Annuity Commencement Date, we will apply your Annuity Purchase Value to the Annuity Option you have selected, and determine the amount of your Annuity Income Payment. If you have not selected an Annuity Option by the Annuity Commencement Date, we apply the Annuity Purchase Value under Option 2 -- Life Income with Payments for 10 years certain. The Annuity Commencement Date may be any date before or on the Annuitant's 90th birthday and may not be later than that date unless approved by Protective Life. You may change the Annuity Commencement Date from time to time by Written Notice no later than 30 days before the scheduled Annuity Commencement Date. Annuity Commencement Dates that occur or are scheduled to occur at an advanced age for the Annuitant (E.G., past age 85) may in certain circumstances have adverse income tax consequences. (See "Federal Income Tax Matters.") Distributions from Qualified Contracts may be required before the Annuity Commencement Date.

ANNUITY INCOME PAYMENTS

    Annuity income payments are periodic payments from the Company to the designated payee, the amount of which is fixed and guaranteed by the Company. Each Annuity Option will result in a guaranteed amount to be paid during the annuity period that is not in any way dependent upon the investment experience of the Variable Account.

    We generally make the first payment under any Annuity Option one month following the Annuity Commencement Date. We make subsequent payments in accordance with the manner of payment that you have selected.

    The Annuity Option you select must result in each annuity income payment being at least equal to the minimum payment amount according to Protective Life's rules then in effect. If any amount due is less than the minimum per year, we make other arrangements that are equitable to the Payee.

    Once annuity income payments commence, the Contract can not be surrendered.

ANNUITY OPTIONS

    We currently offer the following Annuity Options. We offer additional Annuity Options for Qualified Contracts; however, certain restrictions apply.

    ANNUITY OPTION 1 -- PAYMENT FOR A CERTAIN PERIOD:

    We will make payments for a period of not less than 5 or more than 30 years. The amount of each payment depends on the Annuity Purchase Value applied, the period selected and the payment rates in effect on the Annuity Commencement Date.

    ANNUITY OPTION 2 -- LIFE INCOME WITH PAYMENT FOR A CERTAIN PERIOD:

    We will make payments as long as the named Annuitant remains alive. In addition, regardless of when the named Annuitant dies, we will continue payments for the certain period selected, which may be up to 30 years. Payments stop at the end of the selected certain period or when the Annuitant dies, whichever is later. The amount of each payment depends on the Annuity Purchase Value applied, the period selected and the payment rates in effect on the Annuity Commencement Date.

    ADDITIONAL OPTION

    In addition to the Annuity Options described above, you may use the Annuity Purchase Value to purchase any annuity contract that we offer on the date you elect the option.

    After the death of the Annuitant, any remaining guaranteed payments shall be payable to the Beneficiary unless you specified otherwise before the Annuitant's death.

MINIMUM AMOUNTS

    If your Contract Value is less than $2,000 on the Annuity Commencement Date, we reserve the right to pay the Contract Value in one lump sum. If at any time your annuity income payments are less than the minimum payment amount according to the Company's rules then in effect, we reserve the right to change the frequency to an interval that will result in a payment at least equal to the minimum. The current minimum payment amount is $20.

DEATH OF ANNUITANT OR OWNER AFTER ANNUITY COMMENCEMENT DATE

    In the event of the death of any Owner on or after the Annuity Commencement Date, the Beneficiary will become the new Owner. If any Owner or Annuitant dies on or after the Annuity Commencement Date and before all benefits under the Annuity Option selected have been paid, any remaining portion of such benefits will be paid out at least as fast as under the Annuity Option being used when the Owner or Annuitant died. After the death of the Annuitant, any remaining payments shall be payable to the Beneficiary unless you specified otherwise before the Annuitant's death.

                            YIELDS AND TOTAL RETURNS

    From time to time, Protective Life may advertise or include in sales literature yields, effective yields, and total returns for the Sub-Accounts. THESE FIGURES ARE BASED ON HISTORIC RESULTS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. More detailed information about the calculation of performance information appears in the Statement of Additional Information.

    Yields, effective yields, and total returns for the Sub-Accounts are based on the investment performance of the corresponding Funds. The Funds' performance also reflects the Funds' expenses. Certain of the expenses of each Fund may be reimbursed by the investment manager. (See the Prospectuses for the Funds.)

YIELDS

    The yield of the Oppenheimer Money Fund Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven day period over a 52 week period and is shown as a percentage of the investment. The effective yield is calculated similarly but when annualized the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

    The yield of a Sub-Account (except the Oppenheimer Money Fund Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30 day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30 day or one month period is generated each period over a 12 month period and is shown as a percentage of the investment.

TOTAL RETURNS

    The cumulative total return of a Sub-Account refers to return quotations assuming an investment under a Contract has been held in the Sub-Account for various periods of time including, but not limited to, a period measured from the date the Sub-Account commenced operations. Average annual total return refers to total return quotations that are annualized based on an average return over various periods of time.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS

    The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which the quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Sub-Account (excluding any deductions for premium taxes).

    The Sub-Accounts have been in operation prior to the commencement of the offering of the Contract described in this prospectus. Protective Life may advertise the performance of the Sub-Accounts for these prior periods. The Sub-Account performance information of any period prior to the commencement of the offering of the Contract is calculated as if the Contract had been offered during those periods, using current charges and expenses.

    Until a Sub-Account (other than the Oppenheimer Money Fund Sub-Account) has been in operation for 10 years, Protective Life will always include quotes of standard average annual total return for the period measured from the date that Sub-Account began operations. When a Sub-Account (other than the Oppenheimer Money Fund Sub-Account) has been in operation for one, five and ten years, respectively, the standard version average annual total return for these periods will be provided.

NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS

    In addition to the standard version of average annual total return described above, total return performance information computed on non-standard bases may be used in advertisements or sales literature. Average annual total return information may be presented, computed on the same basis as the standard version except deductions will not include the contract maintenance fee. In addition, Protective Life may from time to time disclose average annual total return in other non-standard formats and cumulative total return for Contracts funded by the Sub-Accounts.

    Protective Life may, from time to time, also disclose yield, standard average annual total returns, and non-standard total returns for the Funds.

    Certain Funds have been in existence prior to the investment by the Sub-Accounts in such Funds. Protective Life may advertise the performance of the Sub-Accounts that invest in these Funds for these prior periods. The performance information of any period prior to the investments by the Sub-Accounts is calculated as if the Sub-Account had invested in those Funds during those periods, using current charges and expenses associated with the Contract.

    Non-standard performance data will only be disclosed if the standard performance data for the periods described in "Standardized Average Annual Total Returns," above, is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

PERFORMANCE COMPARISONS

    Protective Life may, from time to time, advertise or include in sales literature Sub-Account performance relative to certain performance rankings and indices compiled by independent organizations. In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. ("Lipper"), the Variable Annuity Research Data Service ("VARDS"), and Morningstar Inc. ("Morningstar") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

    Lipper and Morningstar rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, Morningstar and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

    Advertising and sales literature may also compare the performance of each Sub-Account to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

OTHER MATTERS

    Protective Life may also report other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts.

    All income and capital gains derived from Sub-Account investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Fund's investment experience is positive.

                              FEDERAL TAX MATTERS

INTRODUCTION

    The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax adviser regarding the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, amended (the "Code"), Treasury regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

    This discussion does not address state or local tax consequences associated with the purchase of the Contract. In addition, PROTECTIVE LIFE MAKES NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

THE COMPANY'S TAX STATUS

    Protective Life is taxed as a life insurance company under the Internal Revenue Code. Since the operations of the Variable Account are a part of, and are taxed with, the operations of the Company, the Variable Account is not separately taxed as a "regulated investment company" under the Internal Revenue Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Protective Life does not anticipate that it will incur any federal income tax liability attributable to such income and gains of the Variable Account, and therefore does not intend to make provision for any such taxes. If Protective Life is taxed on investment income or capital gains of the Variable Account, then Protective Life may impose a charge against the Variable Account in order to make provision for such taxes.

                        TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD

    Under existing provisions of the Internal Revenue Code, except as described below, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity payments as contemplated by the Contracts, or in some other form of distribution. However, this rule applies only if:

    (1) the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;

    (2) the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

    (3) the Owner is an individual (or an individual is treated as the Owner for tax purposes).

DIVERSIFICATION REQUIREMENTS.

    The Internal Revenue Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Contact Value over the premiums paid for the Contact. Protective Life expects that the Variable Account, through the Funds, will comply with the diversification requirements prescribed by the Internal Revenue Code and Treasury Department regulations.

OWNERSHIP TREATMENT.

    In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includable in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that the IRS would issue guidance by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this Prospectus, the IRS has not issued any such guidance.

    The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of the assets of a segregated asset account. For example, the Owner of this Contract has the choice of more investment options to which to allocate purchase payments and Variable Account values, and may be able to transfer among investment options more frequently than in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, the Company does not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. Protective Life therefore reserves the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

NONNATURAL OWNER.

    As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this general rule for nonnatural Owners. First, Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as an agent for a natural person. However, this special exception will not apply in the case of any employer who is the nominal owner of a Contract under a non-qualified deferred compensation arrangement for its employees.

    In addition, exceptions to the general rule for nonnatural Owners will apply with respect to:

    (1) Contracts acquired by an estate of a decedent by reason of the death of the decedent;

    (2) certain Qualified Contracts;

    (3) Contracts purchased by employers upon the termination of certain Qualified Plans;

    (4) certain Contracts used in connection with structured settlement agreements; and

    (5) Contracts purchased with a single purchase payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

DELAYED ANNUITY COMMENCEMENT DATES.

    If the Contract's Annuity Commencement Date occurs (or is scheduled to occur) at a time when the Annuitant has reached an advanced age (E.G., past age
85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includable in the Owner's income.

    The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

TAXATION OF PARTIAL AND FULL SURRENDERS

    In the case of a partial surrender, amounts you received are generally includable in income to the extent your Contract Value before the surrender exceeds your "investment in the contract." Amounts received under a systematic withdrawal plan are treated as partial surrenders. In the case of a full surrender, amounts received are includable in income to the extent they exceed the "investment in the contract." For these purposes, the investment in the contract at any time equals the total of the Purchase Payments made under the Contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain contributions to Qualified Contracts) less any amounts previously received from the Contract which were not included in income. Partial and full surrenders may be subject to a 10% penalty tax. (See "Penalty Tax on Premature Distributions.") Partial and full surrenders may also be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding.") In addition, in the case of partial and full surrenders from certain Qualified Contracts, mandatory withholding requirements may apply, unless a "direct rollover" of the amount surrendered is made. (See "Direct Rollovers".)

    Under the Waiver of Surrender Charges provision of the Contract, amounts we distribute may not be subject to surrender charges if the Owner has a terminal illness or enters, for a period of at least 90 days, certain nursing home facilities. Such distributions will be treated as surrenders for federal tax purposes.

    The Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. As described elsewhere in this Prospectus, the Company imposes certain charges with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a partial surrender of the Contract.

TAXATION OF ANNUITY PAYMENTS

    Normally, the portion of each annuity income payment taxable as ordinary income is equal to the excess of the payment over the exclusion amount. The exclusion amount is the amount determined by multiplying (1) the payment by (2) the ratio of the investment in the contract allocated to the fixed Annuity Option, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (determined under Treasury Department regulations).

    Once the total amount of the investment in the contract is excluded using the above formulas, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

    There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

    Annuity income payments may be subject to federal income tax withholding requirements. (See "Federal Income Tax Income Withholding".) In addition, in the case of annuity income payments from certain Qualified Contracts, mandatory withholding requirements may apply, unless a "direct rollover" of such annuity payments is made. (See "Direct Rollovers".)

TAXATION OF DEATH BENEFIT PROCEEDS

    Prior to the Annuity Commencement Date, amounts may be distributed from a Contract because of the death of an Owner or, in certain circumstances, the death of the Annuitant. Such death benefit proceeds are includable in income as follows:

    (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above; or

    (2) if distributed under an Annuity Option, they are taxed in the same manner as annuity income payments, as described above.

    After the Annuity Commencement Date, where a guaranteed period exists under an Annuity Option, and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includable in income as follows:

    (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

    (2) if distributed in accordance with the existing Annuity Option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includable in income.

    Proceeds payable on death may be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding".) In addition, in the case of such proceeds from certain Qualified Contracts, mandatory withholding requirements may apply, unless a "direct rollover" of such proceeds is made. (See "Direct Rollovers".)

ASSIGNMENTS, PLEDGES, AND GRATUITOUS TRANSFERS

    Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the Contract Value is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the contract is increased by the amount includable as income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the contract at the time of transfer. In such case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

    Where a Contract has not been issued in connection with a Qualified Plan, there generally is a 10% penalty tax on the amount of any payment from the Contract that is includable in income unless the payment is:

    (a) received on or after the Owner reaches age 59 1/2;

    (b) attributable to the Owner's becoming disabled (as defined in the tax law);

    (c) made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

    (d) made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated beneficiary (as defined in the tax law); or

    (e) made under a Contract purchased with a single Purchase Payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

    (Similar rules, discussed below, apply in the case of certain Qualified Contracts.)

AGGREGATION OF CONTRACTS

    In certain circumstances, the IRS may determine the amount of an annuity income payment or a surrender from a Contract that is includable in income by combining some or all of the annuity contracts owned by an individual not issued in connection with Qualified Plans. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by Protective Life, the IRS may treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment not received as an annuity (including surrenders prior to the Annuity Commencement Date) is includable in income. The effects of such aggregation are not clear; however, it could affect the amount of a surrender or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

LOSS OF INTEREST DEDUCTION WHERE CONTRACT IS HELD BY OR FOR THE BENEFIT OF
  CERTAIN NONNATURAL PERSONS

    In the case of Contracts issued after June 8, 1997 to a nonnatural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, recent changes in the tax law may result in a portion of otherwise deductible interest no longer being deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the Contract. However, this interest deduction disallowance does not affect Contracts where the income on such Contracts is treated as ordinary income that is received or accrued by the Owner during the taxable year. Entities that are considering purchasing the Contract, or entities that will be Beneficiaries under a Contract, should consult a tax adviser.

                           QUALIFIED RETIREMENT PLANS

IN GENERAL

    The Contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Internal Revenue Code. Numerous special tax rules apply to the participants in Qualified Plans and to Contracts used in connection with Qualified Plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans.

    The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, both the amount of the contribution that may be made, and the tax deduction or exclusion that the Owner may claim for such contribution, are limited under Qualified Plans and vary with the type of plan. Also, for full surrenders, partial surrenders, systematic withdrawals and annuity income payments under Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Similarly, loans from Qualified Contracts, where available, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (Owners should always consult their tax advisors and retirement plan fiduciaries prior to exercising any loan privileges that are available.)

    If this Contract is used in connection with a Qualified Plan, the Owner and Annuitant must be the same individual. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act ("ERISA"), the spouse or former spouse of the Owner will have rights under the Contract. In such a case, the Owner may need the consent of the spouse or former spouse to change Annuity Options, or make a partial or full surrender of the Contract.

    In addition, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Internal Revenue Code. Furthermore, failure to comply with minimum distribution requirements applicable to Qualified Plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the Qualified Plan. In the case of Individual Retirement Accounts or Annuities ("IRAs"), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires.

    There may be a 10% penalty tax on the taxable amount of payments from certain Qualified Contracts. There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an IRA, exceptions provide that the penalty tax does not apply to a payment:

    (a) received on or after the Owner reaches age 59 1/2;

    (b) received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

    (c) made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his designated beneficiary (as defined in the tax law).

    These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under sections 401 and 403, exception "c" above for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after

December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met for these two exceptions to the penalty tax. Those wishing to take a distribution from an IRA for these purposes should consult their tax advisor.

    When issued in connection with a Qualified Plan, a Contract will be amended as generally necessary to conform to the requirements of the plan. However, Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, the Company shall not be bound by terms and conditions of Qualified Plans to the extent such terms and conditions contradict the Contract, unless the Company consents.

    Following are brief descriptions of various types of Qualified Plans in connection with which the Company may issue a Contract.

INDIVIDUAL RETIREMENT ACCOUNTS AND ANNUITIES.

    Section 408 of the Internal Revenue Code permits eligible individuals to contribute to an individual retirement program known as IRAs. IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, subject to the direct rollover and mandatory withholding requirements (discussed below), distributions from certain Qualified Plans may be "rolled over" on a tax-deferred basis into an IRA.

    The Contract may not, however, be used in connection with an "Education IRA" under Section 530 of the Code, a "Simplified Employee Pension" under Section 408(k) of the Internal Revenue Code, or a "Simple IRA" under Section 408(p) of the Code.

    IRAs generally may not invest in life insurance contracts, but an annuity that is purchased by, or used as, an IRA may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.

ROTH IRAS.

    Section 408A of the Internal Revenue Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, "qualified distributions" from a Roth IRA will be excludable from income.

    A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be either (1) made after the Owner attains age 59 1/2; (2) made after the Owner's death; (3) attributable to the Owner being disabled or; (4) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Internal Revenue Code. In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans. The state tax treatment of a Roth IRA may differ from federal tax treatment of a Roth IRA.

    As described above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the Contract's death benefit for purposes of the tax rules governing

IRAs (which include Roth IRAs). Persons intending to use the Contract in connection with a Roth IRA should seek competent advice.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING
  PLANS.

    Sections 401(a) and 403(a) of the Internal Revenue Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contract in order to provide benefits under the plans. The Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants.

SECTION 403(b) POLICIES.

    Section 403(b) of the Internal Revenue Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Internal Revenue Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. Purchasers of the Contracts for use as a "Section 403(b) Policy" should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with such Contracts. In particular, purchasers and their advisers should consider that the Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a Section 403(b) Policy. Even if the IRS characterized the benefit under the Contract as an incidental death benefit, the death benefit is unlikely to violate those limits unless the purchaser also purchases a life insurance contract as part of his or her Section 403(b) Policy. Employers intending to use the Contract in connection with such plans should seek competent advice.

    Section 403(b) Policies contain restrictions on withdrawals of:

     (i) contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

     (ii) earnings on those contributions; and

    (iii) earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

    These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, become disabled, or in the case of hardship. Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon can not be distributed on account of hardship. (These limitations on withdrawals do not apply to the extent the Company is directed to transfer some or all of the Contract Value to the issuer of another Section 403(b) Policy or into a Section 403(b)(7) custodial account.)

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT
  ORGANIZATIONS.

    Section 457 of the Internal Revenue Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. The Contract will be issued in connection with a Section 457 deferred compensation plan sponsored by a state or local government only if the plan has established a trust to hold plan assets, including the Contract. Those who intend to use the Contracts in connection with such plans should seek competent advice.

DIRECT ROLLOVERS

    If your Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Internal Revenue Code, or is a Section 403(b) Policy, any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Internal Revenue Code, qualified annuity plan under section 403(a) of the Internal Revenue Code, or section 403(b) annuity or custodial account, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Internal Revenue Code and distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more).

    Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain Qualified Plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or the Company) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct transfer.

                         FEDERAL INCOME TAX WITHHOLDING

    Protective Life will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies Protective Life at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Protective Life may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including surrenders prior to the Annuity Commencement Date) and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                GENERAL MATTERS

THE CONTRACT

    The Contract and its attachments, including the copy of your application and any endorsements, riders and amendments, constitute the entire agreement between you and us. All statements in the application shall be considered representations and not warranties. The terms and provisions of this Contract are to be interpreted in accordance with the Internal Revenue Code and applicable regulations.

ERROR IN AGE OR GENDER

    When a benefit of the Contract is contingent upon any person's age or gender, we may require proof of such. We may suspend payments until we receive proof. When we receive satisfactory proof, we will make the payments which were due during the period of suspension. Where the use of unisex mortality rates is required, we will not determine or adjust benefits based upon gender.

    If after we receive proof of age and gender (where applicable) we determine that the information you furnished was not correct, we will adjust any benefit under this Contract to that which would be payable based upon the correct information. If we have underpaid a benefit because of the error, we will make up the underpayment in a lump sum. If the error resulted in an overpayment, we will deduct the amount of the overpayment from any current or future payment due under the Contract. We will deduct up to the full amount of any current or future payment until the overpayment has been fully repaid. Overpayments and underpayments will accrue interest at an annual effective rate of 3%.

INCONTESTABILITY

    We will not contest the Contract.

NON-PARTICIPATION

    The Contract is not eligible for dividends and will not participate in Protective Life's surplus or profits.

ASSIGNMENT

    You have the right to assign the Contract if it is a Non-Qualified Contract. We do not assume responsibility for the assignment. Any claim made under an assignment is subject to proof of the nature and extent of the assignee's interest prior to payment by us. Assignments have federal income tax consequences. (See "Assignments, Pledges and Gratuitous Transfers" in the prospectus.)

NOTICE

    All instructions and requests to change or assign the Contract must be in writing in a form acceptable to us, signed by the Owner(s), and received at our administrative office. The instruction, change or assignment will relate back to and take effect on the date it was signed, except we will not be responsible for following any instruction or making any change or assignment before we receive it.

MODIFICATION

    No one is authorized to modify or waive any term or provision of this Contract unless we agree to the modification or waiver in writing and it is signed by our President, Vice-President or Secretary. We reserve the right to change or modify the provisions of this Contract to conform to any applicable laws, rules or regulations issued by a government agency, or to assure continued qualification of the Contract as an annuity contract under the Internal Revenue Code. We will send you a copy of the endorsement that modifies the Contract, and where required we will obtain all necessary approvals, including that of the Owner(s).

REPORTS

    At least annually prior to the Annuity Commencement Date, we will send to you at the address contained in our records a report showing the current Contract Value and any other information required by law.

SETTLEMENT

    Benefits due under this Contract are payable from our administrative office. The Owner may apply the settlement proceeds to any payout option we offer for such payments at the time the election is made. Unless directed otherwise in writing, we will make payments according to the Owner's instructions as contained in our records at the time the payment is made. We shall be discharged from all liability for payment to the extent of any payments we make.

RECEIPT OF PAYMENT

    If any Owner, Annuitant, Beneficiary or Payee is incapable of giving a valid receipt for any payment, we may make such payment to whomever has legally assumed his or her care and principal support. Any such payment shall fully discharge us to the extent of that payment.

PROTECTION OF PROCEEDS

    To the extent permitted by law and except as provided by an assignment, no benefits payable under this Contract will be subject to the claims of creditors.

MINIMUM VALUES

    The values available under the Contract are at least equal to the minimum values required in the state where the Contract is delivered.

APPLICATION OF LAW

    The provisions of the Contract are to be interpreted in accordance with the laws of the state where the Contract is delivered, with the Internal Revenue Code and with applicable regulations.

NO DEFAULT

    The Contract will not be in default if subsequent Purchase Payments are not made.

                         DISTRIBUTION OF THE CONTRACTS

    The Contracts will be offered on a continuous basis and Protective Life does not anticipate discontinuing the offering of the Contracts. Nevertheless, Protective Life reserves the right to discontinue the offering at any time. Investment Distributors, Inc. serves as principal underwriter (as defined in the 1940 Act) for the Contracts. Investment Distributors, Inc. has agreed to use its best efforts to sell the Contracts. Investment Distributors, Inc. is a wholly-owned subsidiary of PLC and has the same address as Protective Life. Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell Protective Life's Contracts and who are also registered representatives of broker/ dealers having a distribution agreement with Investment Distributors, Inc. or broker/dealers having a distribution agreement with such broker/dealer. Investment Distributors, Inc. is an affiliate of Protective Life and Annuity Insurance Company and is registered with the SEC under the Securities Exchange Act of 1934 as a broker/dealer. Investment Distributors, Inc. is a member of the National Association of Securities Dealers, Inc. The maximum commission Protective Life will pay is 7% of the Purchase Payments for the sale of a Contract, not including subsequent asset-based commissions.

INQUIRIES

    Inquiries regarding a Contract may be made by writing to Protective Life at its administrative office.

                           PREPARATION FOR YEAR 2000

    Computer hardware and software often denote the year using two digits rather than four; for example, the year 1998 often is denoted by such hardware and software as "98". It is probable that such hardware and software will malfunction when calculations involving the year 2000 are attempted because the hardware and/or software will interpret "00" as representing the year 1900 rather than the year 2000. This "Year 2000" issue potentially affects all individuals and companies (including the Company, its customers, business partners, suppliers, banks, custodians and administrators). The problem is most prevalent in older mainframe systems, but personal computers and equipment containing computer chips could also be affected.

    The Company began work on the Year 2000 problem in 1995. At that time, the Company identified and assessed the Company's critical mainframe systems, and prioritized the remediation efforts that were to follow. During 1998 all other hardware and software, including non-information technology (non-IT) related hardware and software, were included in the process. The Company's Year 2000 plan includes all subsidiaries.

    The Company estimates that Year 2000 remediation is complete for most of its insurance administration and general administration systems. Of the general administration systems that are not yet remediated, the majority are new systems that were implemented during 1998 and are scheduled to be upgraded to the current release of the system during the second quarter of 1999. All remediated systems are currently in production. Personal computer network hardware and software have been reviewed, with upgrades implemented where necessary. A review of personal computer desktop software is in progress, but not complete. All Year 2000 personal computer preparations are expected to be completed by June 30, 1999. With respect to non-IT equipment and processes, the assessment and remediation is progressing on schedule and all known issues are expected to be remediated before December 31, 1999.

    Two insurance administration systems identified as mission critical are not yet fully remediated. A personal computer database system that processes member information for one subsidiary is currently being remediated. This effort is on schedule and targeted to be complete by June 30, 1999. Also, another personal computer application, which processes policy information for one line of business, is being re-written and is currently in test. This system is targeted to be in production by April 30, 1999.

    Future date tests are used to verify a system's ability to process transactions dated up to and beyond January 1, 2000. Future date tests are complete or in-progress for the majority of the Company's mission-critical systems. A large portion of the testing is conducted by a contract programming staff dedicated full time to Year 2000 preparations. These resources have been part of the Company's Year 2000 project since 1995.

    Integrated tests involve multiple system testing and are used to verify the Year 2000 readiness of interfaces and connectivity across multiple systems. The Company is using its mainframe computer to simulate a Year 2000 production environment and to facilitate integrated testing. Integrated testing will continue throughout 1999.

    Business partners and suppliers that provide products or services critical to the Company's operations are being reviewed and in some cases their Year 2000 preparations are being monitored by the Company. To date, no partners or suppliers have reported that they expect to be unable to continue supplying products and services after January 1, 2000. Initial reviews are targeted to be completed in the first quarter of 1999. Monitoring and testing of critical partners and suppliers will continue throughout 1999. Formal contingency planning will begin in March 1999 and continue throughout the year.

    These plans will augment the Company's existing disaster recovery plans.

    The Company cannot specifically identify all of the costs to develop and implement its Year 2000 plan. The cost of new systems to replace non-compliant systems have been capitalized in the ordinary course of business. Other costs have been expensed as incurred. Through December 31, 1998, costs that have been specifically identified as relating to the Year 2000 problem total $3.9 million, with an additional $1.3 million estimated to be required to support continued testing activity. The Company's Year 2000 efforts have not adversely affected its normal procurement and development of information technology.

    Although the Company believes that a process is in place to successfully address Year 2000 issues, there can be no assurances that the Company's efforts will be successful, that interactions with other service providers with Year 2000 issues will not impair the Company's operations, or that the Year 2000 issue will not otherwise adversely affect the Company.

    Should some of the Company's systems not be available due to Year 2000 problems, in a reasonably likely worst case scenario, the Company may experience significant delays in its ability to perform certain functions, but does not expect to be unable to perform critical functions or to otherwise conduct business.

                               LEGAL PROCEEDINGS

    There are at present no legal proceedings to which the Variable Account is a party or the assets of the Variable Account are subject. Protective Life is involved in pending and threatened proceedings in which claims for monetary damages or penalties may be asserted. Management, after consultation with legal counsel, does not believe that such proceedings are material, nor does it anticipate the ultimate liability arising from any such proceeding would be material, to Protective Life in relation to its total assets. Such proceedings are not related to the Variable Account.

                                 VOTING RIGHTS

    In accordance with its view of applicable law, Protective Life will vote the Fund shares held in the Variable Account at special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Sub-Accounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or Protective Life determines that it is allowed to vote such shares in its own right, it may elect to do so.

    The number of votes available to an Owner will be calculated separately for each Sub-Account of the Variable Account, and may include fractional votes. The number of votes attributable to a Sub-Account will be determined by applying an Owner's percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. An Owner holds a voting interest in each Sub-Account to which that Owner has allocated Accumulation Units. Before the Annuity Commencement Date, the Owner's percentage interest, if any, will be percentage of the dollar value of Accumulation Units allocated for his or her Contract to the total dollar value of that Sub-Account. On or after the Annuity Commencement Date, the Owner has no voting rights.

    The number of votes which are available to the Owner will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of that Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

                              FINANCIAL STATEMENTS

    The audited statement of assets and liabilities of The Variable Annuity Account A of Protective Life as of December 31, 1998 and the related statements of operations and changes in net assets for the year ended December 31, 1998 as well as the Report of Independent Accountants are contained in the Statement of Additional Information.

    The audited consolidated balance sheets for Protective Life as of December 31, 1998 and 1997 and the related consolidated statements of income, stockholder's equity, and cash flows for the three years in the period ended December 31, 1998 and the related financial statement schedules as well as the Report of Independent Accountants are contained in the Statement of Additional Information.

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

                                                                                                                PAGE
                                                                                                                -----
CALCULATION OF YIELDS AND TOTAL RETURNS....................................................................           3
  Oppenheimer Money Fund Sub-Account Yield.................................................................           3
  Other Sub-Account Yields.................................................................................           4
  Total Returns............................................................................................           4
  Effect of the Contract Maintenance Fee on Performance Data...............................................           6
SAFEKEEPING OF ACCOUNT ASSETS..............................................................................           6
STATE REGULATION...........................................................................................           6
RECORDS AND REPORTS........................................................................................           6
LEGAL MATTERS..............................................................................................           7
EXPERTS....................................................................................................           7
OTHER INFORMATION..........................................................................................           7
FINANCIAL STATEMENTS.......................................................................................           7

    PLEASE TEAR OFF, COMPLETE AND RETURN THIS FORM TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. ADDRESS THE FORM TO PROTECTIVE LIFE'S INVESTMENT PRODUCTS DIVISION, CUSTOMER SERVICE CENTER AT THE ADDRESS SHOWN ON THE COVER.

    PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR THE PROTECTIVE VARIABLE ANNUITY.

--------------------------------------------------------------------------------

Name                                                         Social Security No.

--------------------------------------------------------------------------------

Address

--------------------------------------------------------------------------------

City, State, Zip

--------------------------------------------------------------------------------

Daytime Telephone Number

                                     PART B
                       INFORMATION REQUIRED TO BE IN THE
                      STATEMENT OF ADDITIONAL INFORMATION

                       PROTECTIVE LIFE INSURANCE COMPANY
                             2801 Highway 280 South
                           Birmingham, Alabama 35223
                           Telephone: 1-800-866-3555
                      STATEMENT OF ADDITIONAL INFORMATION
                 VARIABLE ANNUITY ACCOUNT A OF PROTECTIVE LIFE
                        THE PROTECTIVE VARIABLE ANNUITY
                         AN INDIVIDUAL FLEXIBLE PREMIUM
                  DEFERRED VARIABLE AND FIXED ANNUITY CONTRACT

    This Statement of Additional Information contains information in addition to the information described in the Prospectus for the Protective Variable Annuity, an individual flexible premium deferred variable and fixed annuity contract (the "Contract") offered by Protective Life and Annuity Insurance Company. This Statement of Additional Information is not a Prospectus. It should be read only in conjunction with the Prospectuses for the Contract and the Funds. The Prospectus is dated the same as this Statement of Additional Information. You may obtain a copy of the Prospectus by writing or calling us at our address or phone number shown above.

    THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 1999.

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

                                                                                                                PAGE
                                                                                                                -----
CALCULATION OF YIELDS AND TOTAL RETURNS....................................................................           3
  Oppenheimer Money Fund Sub-Account Yield.................................................................           3
  Other Sub-Account Yields.................................................................................           4
  Total Returns............................................................................................           5
  Effect of the Contract Maintenance Fee on Performance Data...............................................           6
SAFEKEEPING OF ACCOUNT ASSETS..............................................................................           6
STATE REGULATION...........................................................................................           6
RECORDS AND REPORTS........................................................................................           6
LEGAL MATTERS..............................................................................................           7
EXPERTS....................................................................................................           7
OTHER INFORMATION..........................................................................................           7
FINANCIAL STATEMENTS.......................................................................................           7

                    CALCULATION OF YIELDS AND TOTAL RETURNS

    From time to time, Protective Life and Annuity may disclose yields, total returns, and other performance data pertaining to the Contracts for a Sub-Account. Such performance data will be computed or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission ("SEC").

    Because of the charges and deductions imposed under a Contract, yields for the Sub-Accounts will be lower than the yields for their respective Funds. The calculations of yields, total returns, and other performance data do not reflect the effect of premium tax that may be applicable to a particular Contract. Premium taxes currently range from 0% to 3.50% of premium based on the state in which the Contract is sold. New York does not currently impose a premium tax.

OPPENHEIMER MONEY FUND SUB-ACCOUNT YIELD

    From time to time, advertisements and sales literature may quote the current annualized yield of the Oppenheimer Variable Account Funds Money Fund Sub-Account for a seven-day period in a manner which does not take into consideration any realized or unrealized gain, or losses on shares of the Oppenheimer Variable Account Funds Money Fund or on its portfolio securities.

    This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven day period in value of a hypothetical account under a Contract having a balance of 1 Accumulation Unit of the Oppenheimer Money Fund Sub-Account at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: 1) net income from the Oppenheimer Variable Account Funds Money Fund attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract attributable to the hypothetical account. The charges and deductions reflect the per unit charges for the hypothetical account for: 1) the Annual Contract Maintenance Fee; 2) Administration Charge; and 3) the Mortality and Expense Risk Charge. For purposes of calculating current yields for a Contract, an average per unit Contract Maintenance Fee is used based on the $35 Contract Maintenance Fee deducted at the end of each Contract Year. Current Yield will be calculated according to the following formula:

        Current Yield = ((NCS-ES)/UV) X (365/7)

    Where:

NCS the net change in the value of the Fund (exclusive of unrealized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical
           Account having a balance of 1 Sub-Account Accumulation Unit.
ES per unit expenses attributable to the hypothetical account for the seven-day period.
UV the Accumulation Unit value as of the end of the last day of the prior seven-day period.

    The effective yield of the Oppenheimer Variable Account Funds Money Fund Sub-Account determined on a compounded basis for the same seven-day period may also be quoted.

    The effective yield is calculated by compounding the unannualized base period return according to the following formula:

        Effective Yield = (1+((NCS-ES)/UV))(365/7) - 1

    Where:

NCS the net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Sub-Account Accumulation
           Unit.
ES per Accumulation Unit expenses attributable to the hypothetical account for the seven-day period.
UV the Accumulation Unit value as of the end of the last day of the prior seven-day period.

    Because of the charges and deductions imposed under the Contract, the current and effective yields for the PIC Money Market Sub-Account will be lower than such yields for the PIC Money Market Fund.

    The current and effective yields on amounts held in the PIC Money Market Sub-Account normally will fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The PIC Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Oppenheimer Variable Account Funds Money Fund, the types of quality of portfolio securities held by the Oppenheimer Variable Account Funds Money Fund and the Oppenheimer Variable Account Funds Money Fund operating expenses. Yields on amounts held in the Oppenheimer Money Fund Sub-Account may also be presented for periods other than a seven day period.

OTHER SUB-ACCOUNT YIELDS

    From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Sub-Accounts (except the Oppenheimer Money Fund Sub-Account) for a Contract for 30-day or one-month periods. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specific 30 day or one month period. Because the yield is annualized, the yield generated by a Sub-Account during a 30-day or one-month period is assumed to be generated each period over a 12-month period.

    The yield is computed by: 1) dividing the net investment income of the Fund attributable to the Sub-Account Accumulation Units less Sub-Account expenses for the period; by 2) the maximum offering price per Accumulation Unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the Sub-Account include the Annual Contract Maintenance Fee, the Administration Charge and the Mortality and Expense Risk Charge. The yield calculation assumes an Contract Maintenance Fee of $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating the 31-day or one-month yield, an average administration fee per dollar of Contract value in the Variable Account is used to determine the amount of the charge attributable to the Sub-Account for the 30-day or one-month period. The 30 day or one month yield is calculated according to the following formula:

        Yield = 2 X [(((N1-ES)/ (U X UV))+1)(6) - 1]

    Where:

N1         net income of the Fund for the 30 day or one month period attributable to the Sub-Account Accumulation Units.
ES         expenses of the Sub-Account for the 30 day or one month period.
U          the average number of Accumulation Units outstanding.
UV         the Accumulation Unit value as of the end of the last day in the 30 day or one month period.

    Because of the charges and deductions imposed under the Contracts, the yield for the Sub-Account will be lower than the yield for the corresponding Fund.

    The yield on the amounts held in the Sub-Accounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Sub-Account's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund and its operating expenses.

TOTAL RETURNS

    From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Sub-Accounts for various periods of time.

    Until a Sub-Account has been in operation for 10 years, Protective Life will always include quotes of standard average annual total return for the period measured from the date that Sub-Account began operations. When a Sub-Account has been in operation for 1, 5, and 10 years, respectively, the standard average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.

    Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date of each period for which total return quotations are provided will generally be for the most recent month-end practicable considering the type and media of the communication and will be stated in the communication.

    All average annual total returns will be calculated using Sub-Account unit values computed on each Valuation Day based on the performance of the Sub-Account's underlying Fund, the deductions for the mortality and expense risk charge and the administration charge.

    The standard average annual total return calculation assumes that the contract maintenance fee is $30 per year per contract, expressed as a percentage of the average Contract Value. The standard average annual total return will be calculated according to the following formula:

        TR = (ERV/P)(1/N) - 1

    Where:

TR             =      the average annual total return net of Sub-Account recurring charges.
ERV            =      the ending redeemable value (net of any applicable surrender charge)
                      of the hypothetical account at the end of the period.
P              =      a hypothetical single Purchase Payment of $1,000.
N              =      the number of years in the period.

    In addition to standard average annual total returns, sales literature or advertisements may from time to time also quote nonstandard average annual total returns that do not reflect the surrender charge, the Contract Maintenance Fee, or both. These nonstandard average annual total returns are calculated in exactly the same way as standard average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account the surrender charge, the Contract Maintenance Fee, or both.

    Protective Life may also disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

        CTR = (ERV/P) - 1

    Where:

CTR            =      The cumulative total return net of Sub-Account recurring charges for the period.
ERV            =      The ending value of the hypothetical investment at the end of the period that does not take into account the surrender charge, the
                      Contract Maintenance Fee, or both.
P              =      A hypothetical single Purchase Payment of $1,000.

EFFECT OF THE CONTRACT MAINTENANCE FEE ON PERFORMANCE DATA

    The Contract provides for a $30 annual contract maintenance fee to be deducted at the end of each Contract Year from the Sub-Accounts based on the proportion that the value of each such Account bears to the total Contract Value. For purposes of reflecting the contract maintenance fee in yield and total return quotations, the annual charge is converted into a per-dollar per-day charge based on the average Variable Account value of all Contracts on the last day of the period for which quotations are provided. The per-dollar per-day average charge is then adjusted to reflect the basis upon which the particular quotation is calculated.

                         SAFEKEEPING OF ACCOUNT ASSETS

    Title to the assets of the Variable Account are held by Protective Life. The assets are kept physically segregated and held separate and apart from the Company's General Account assets and from the assets in any other separate account.

    Records are maintained of all purchases and redemptions of Fund shares held by each of the Sub-Accounts.

    The officers and employees of Protective Life are covered by an insurance company blanket bond issued in the amount of $20 million dollars. The bond insures against dishonest and fraudulent acts of officers and employees.

                                STATE REGULATION

    Protective Life is subject to regulation and supervision by the Department of Insurance of the State of Alabama which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. A copy of the Contract form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Contracts are sold. Protective Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

                              RECORDS AND REPORTS

    Protective Life will maintain all records and accounts relating to the Variable Account. As presently required by the 1940 Act and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Owner(s) periodically at the last known address.

                                 LEGAL MATTERS

    Sutherland, Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.

                                    EXPERTS

    The statement of assets and liabilities of The Variable Annuity Account A of Protective Life as of December 31, 1998 and the related statements of operations and changes in net assets for the year ended December 31, 1998 and the consolidated balance sheets of Protective Life as of December 31, 1998 and 1997 and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1998 and the related financial statement schedules included in this Statement of Additional Information and in the registration statement have been included herein in reliance on the report of PricewaterhouseCoopers LLP (formerly Coopers & Lybrand
LLP) of Birmingham, AL, independent accountants, given on the authority of that firm as experts in accounting and auditing.

                               OTHER INFORMATION

    A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N. W., Washington, D.C. 20549.

                              FINANCIAL STATEMENTS

    The audited statement of assets and liabilities of The Variable Annuity Account A of Protective Life as of December 31, 1998 and the related statements of operations and changes in net assets for the year ended December 31, 1998 as well as the Report of Independent Accountants are contained herein.

    The audited consolidated balance sheets for Protective Life as of December 31, 1998 and 1997 and the related consolidated statements of income, stockholder's equity, and cash flows for the years ended December 31, 1998, 1997 and 1996 as well as the Report of Independent Accountants are contained herein.

    Financial Statements follow this page.

                         INDEX TO FINANCIAL STATEMENTS

VARIABLE ANNUITY ACCOUNT A OF PROTECTIVE LIFE
Report of Independent Accountants....................................................        F-2
Statement of Assets and Liabilities as of December 31, 1998..........................        F-3
Statement of Operations for the period ended December 31, 1998.......................        F-5
Statement of Changes in Net Assets for the period ended December 31, 1998............        F-7
Notes to Financial Statements........................................................        F-9

PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY
Report of Independent Accountants....................................................       F-14
Statements of Income for the years ended December 31, 1998, 1997, and 1996...........       F-15
Balance Sheets as of December 31, 1998 and 1997......................................       F-16
Statements of Share-Owners' Equity for the years ended December 31, 1998, 1997, and
 1996................................................................................       F-17
Statements of Cash Flows for the years ended December 31, 1998, 1997, and 1996.......       F-18
Notes to Financial Statements........................................................       F-19
Financial Statement Schedules:
Schedule III-- Supplementary Insurance Information...................................        S-1
Schedule IV-- Reinsurance............................................................        S-2

    All other schedules to the consolidated financial statements required by
Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and therefore have been omitted.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Owners and Board of Directors of Protective Life and Annuity Insurance Company
(formerly American Foundation Life Insurance Company)

    In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and changes in assets of the Variable Annuity Account A of Protective Life (the "Separate Account") formerly known as the Variable Annuity Account A of American Foundation, listed in the index on page F1 of this Form N-4 present fairly, in all material respects, the financial position of the Separate Account at December 31, 1998, and the results of its operations and its cash flows for the year then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

                                          PricewaterhouseCoopers LLP

March 17, 1999
Birmingham, Alabama

                 VARIABLE ANNUITY ACCOUNT A OF PROTECTIVE LIFE
                       STATEMENT OF ASSETS & LIABILITIES
                               DECEMBER 31, 1998

                                                            PIC           PIC            PIC            PIC          PIC
                                                           MONEY      GROWTH AND    INTERNATIONAL     GLOBAL        SMALL
                                                          MARKET        INCOME         EQUITY         INCOME      CAP VALUE
                                                       -------------  -----------  ---------------  -----------  -----------

ASSETS

Investment in sub-accounts at market value...........    $       0     $  71,846      $   6,029      $   3,747    $  14,882
                                                                --
                                                                      -----------        ------     -----------  -----------
    Total Assets.....................................            0        71,846          6,029          3,747       14,882
                                                                --
                                                                      -----------        ------     -----------  -----------

LIABILITIES

Payable to Protective Life and Annuity Insurance
  Company............................................            0             0              0              0            0
                                                                --
                                                                      -----------        ------     -----------  -----------
NET ASSETS...........................................    $       0     $  71,846      $   6,029      $   3,747    $  14,882
                                                                --
                                                                --
                                                                      -----------        ------     -----------  -----------
                                                                      -----------        ------     -----------  -----------

                                                                                  CALVERT
                                                                                  SOCIAL
                                                           PIC         PIC         SMALL        CALVERT
                                                          CORE       CAPITAL        CAP         SOCIAL
                                                        US EQUITY    GROWTH       GROWTH       BALANCED
                                                       -----------  ---------  -------------  -----------
ASSETS
Investment in sub-accounts at market value...........   $  34,343   $  36,536    $       0     $  11,234
                                                                                        --
                                                       -----------  ---------                 -----------
    Total Assets.....................................      34,343      36,536            0        11,234
                                                                                        --
                                                       -----------  ---------                 -----------
LIABILITIES
Payable to Protective Life and Annuity Insurance
  Company............................................           0           0            0             0
                                                                                        --
                                                       -----------  ---------                 -----------
NET ASSETS...........................................   $  34,343   $  36,536    $       0     $  11,234
                                                                                        --
                                                                                        --
                                                       -----------  ---------                 -----------
                                                       -----------  ---------                 -----------

   The accompanying notes are an integral part of these financial statements.

                 VARIABLE ANNUITY ACCOUNT A OF PROTECTIVE LIFE
                 STATEMENT OF ASSETS & LIABILITIES (CONTINUED)
                               DECEMBER 31, 1998

                                                                           MFS
                                                  MFS                    GROWTH         MFS         OPPENHEIMER
                                               EMERGING        MFS        WITH         TOTAL        AGGRESSIVE       OPPENHEIMER
                                                GROWTH      RESEARCH     INCOME       RETURN          GROWTH           GROWTH
                                              -----------  -----------  ---------  -------------  ---------------  ---------------

                   ASSETS

Investment in sub-accounts at market
  value.....................................   $   3,802    $   8,041   $  11,339    $       0       $   5,191        $   3,200
                                                                                            --
                                              -----------  -----------  ---------                       ------           ------
    Total Assets............................       3,802        8,041      11,339            0           5,191            3,200
                                                                                            --
                                              -----------  -----------  ---------                       ------           ------

                LIABILITIES

Payable to Protective Life and Annuity
  Insurance Company.........................           0            0           0            0               0                0
                                                                                            --
                                              -----------  -----------  ---------                       ------           ------
NET ASSETS..................................   $   3,802    $   8,041   $  11,339    $       0       $   5,191        $   3,200
                                                                                            --
                                                                                            --
                                              -----------  -----------  ---------                       ------           ------
                                              -----------  -----------  ---------                       ------           ------


                                               OPPENHEIMER     OPPENHEIMER
                                               GROWTH AND       STRATEGIC
                                                 INCOME           BOND          TOTAL
                                              -------------  ---------------  ---------
                   ASSETS
Investment in sub-accounts at market
  value.....................................    $  18,111       $   9,015       237,316

                                              -------------        ------     ---------
    Total Assets............................       18,111           9,015       237,316

                                              -------------        ------     ---------
                LIABILITIES
Payable to Protective Life and Annuity
  Insurance Company.........................            0               0             0

                                              -------------        ------     ---------
NET ASSETS..................................    $  18,111       $   9,015     $ 237,316

                                              -------------        ------     ---------
                                              -------------        ------     ---------

   The accompanying notes are an integral part of these financial statements.

                 VARIABLE ANNUITY ACCOUNT A OF PROTECTIVE LIFE
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                              PIC GROWTH          PIC
                                                                 PIC MONEY        AND        INTERNATIONAL   PIC GLOBAL
                                                                  MARKET        INCOME          EQUITY         INCOME
                                                                -----------  -------------  ---------------  -----------
INVESTMENT INCOME
  Dividends...................................................   $      46     $     861       $       3      $      86
EXPENSE
  Mortality and expense risk and administrative charges.......          15           153              14              9
                                                                       ---   -------------         -----     -----------
  Net investment income (loss)................................          31           708             (11)            77
                                                                       ---   -------------         -----     -----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized gain (loss) from redemption of investment
    shares....................................................           0             0               0              0
  Capital gain distribution...................................           0         4,950             284             95
                                                                       ---   -------------         -----     -----------
  Net realized gain on investments............................           0         4,950             284             95
  Net unrealized appreciation (depreciation) on investments
    during the period.........................................           1        (4,660)            215           (129)
                                                                       ---   -------------         -----     -----------
  Net realized and unrealized gain (loss) on investments......           1           290             499            (34)
                                                                       ---   -------------         -----     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........   $      32     $     998       $     488      $      43
                                                                       ---   -------------         -----     -----------
                                                                       ---   -------------         -----     -----------

                                                                                                          CALVERT
                                                                                                          SOCIAL
                                                                                                           SMALL        CALVERT

                                                                 PIC SMALL    PIC CORE    PIC CAPITAL       CAP         SOCIAL

                                                                 CAP VALUE    US EQUITY     GROWTH        GROWTH       BALANCED

                                                                -----------  -----------  -----------  -------------  -----------

INVESTMENT INCOME
  Dividends...................................................   $      76    $     203    $     139     $       0     $     251

EXPENSE
  Mortality and expense risk and administrative charges.......          33           54           72             0            23

                                                                                                                --
                                                                -----------  -----------  -----------                      -----

  Net investment income (loss)................................          43          149           67             0           228

                                                                                                                --
                                                                -----------  -----------  -----------                      -----

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized gain (loss) from redemption of investment
    shares....................................................           0           (1)          (2)            0             0

  Capital gain distribution...................................        1773          355          642             0           562

                                                                                                                --
                                                                -----------  -----------  -----------                      -----

  Net realized gain on investments............................       1,773          354          640             0           562

  Net unrealized appreciation (depreciation) on investments
    during the period.........................................        (714)       1,592        2,465             0           171

                                                                                                                --
                                                                -----------  -----------  -----------                      -----

  Net realized and unrealized gain (loss) on investments......       1,059        1,946        3,105             0           733

                                                                                                                --
                                                                -----------  -----------  -----------                      -----

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........   $   1,102    $   2,095    $   3,172     $       0     $     961

                                                                                                                --
                                                                                                                --
                                                                -----------  -----------  -----------                      -----

                                                                -----------  -----------  -----------                      -----


   The accompanying notes are an integral part of these financial statements.

                 VARIABLE ANNUITY ACCOUNT A OF PROTECTIVE LIFE
                      STATEMENT OF OPERATIONS (CONTINUED)
                      FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                                                  OPPENHEIMER
                                                        MFS EMERGING       MFS      MFS GROWTH     MFS TOTAL      AGGRESSIVE
                                                           GROWTH       RESEARCH    WITH INCOME     RETURN          GROWTH
                                                        -------------  -----------  -----------  -------------  ---------------
INVESTMENT INCOME
  Dividends...........................................    $       0     $       0    $       0     $       0       $       0

EXPENSE
  Mortality and expense risk and administrative
    charges...........................................            9            26            9             0              12
                                                                                                          --
                                                              -----    -----------       -----                         -----
  Net investment income (loss)........................           (9)          (26)          (9)            0             (12)
                                                                                                          --
                                                              -----    -----------       -----                         -----
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized gain (loss) from redemption of
    investment shares.................................            0             0            0             0               0
  Capital gain distribution...........................            0             0            0             0               0
                                                                                                          --
                                                              -----    -----------       -----                         -----
  Net realized gain on investments....................            0             0            0             0               0
  Net unrealized appreciation (depreciation) on
    investments during the period.....................          722         1,680          504             0             878
                                                                                                          --
                                                              -----    -----------       -----                         -----
  Net realized and unrealized gain (loss) on
    investments.......................................          722         1,680          504             0             878
                                                                                                          --
                                                              -----    -----------       -----                         -----
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS..........................................    $     713     $   1,654    $     495     $       0       $     866
                                                                                                          --
                                                                                                          --
                                                              -----    -----------       -----                         -----
                                                              -----    -----------       -----                         -----

                                                                           OPPENHEIMER
                                                          OPPENHEIMER      GROWTH AND       OPPENHEIMER
                                                            GROWTH           INCOME       STRATEGIC BOND     TOTAL
                                                        ---------------  ---------------  ---------------  ---------
INVESTMENT INCOME
  Dividends...........................................     $       0        $       0        $       0     $   1,665
EXPENSE
  Mortality and expense risk and administrative
    charges...........................................             9               52               11           501

                                                               -----           ------            -----     ---------
  Net investment income (loss)........................            (9)             (52)             (11)        1,164

                                                               -----           ------            -----     ---------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized gain (loss) from redemption of
    investment shares.................................             0                0                0            (3)
  Capital gain distribution...........................             0                0                0         8,661

                                                               -----           ------            -----     ---------
  Net realized gain on investments....................             0                0                0         8,658
  Net unrealized appreciation (depreciation) on
    investments during the period.....................           535            3,079              124         6,463

                                                               -----           ------            -----     ---------
  Net realized and unrealized gain (loss) on
    investments.......................................           535            3,079              124        15,121

                                                               -----           ------            -----     ---------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS..........................................     $     526        $   3,027        $     113     $  16,285

                                                               -----           ------            -----     ---------
                                                               -----           ------            -----     ---------

   The accompanying notes are an integral part of these financial statements.

                 VARIABLE ANNUITY ACCOUNT A OF PROTECTIVE LIFE
                         STATEMENT OF CHANGES IN ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                    PIC
                                                      PIC MONEY  PIC GROWTH    INTERNATIONAL   PIC GLOBAL    PIC SMALL   PIC CORE US
                                                       MARKET    AND INCOME       EQUITY         INCOME      CAP VALUE     EQUITY
                                                      ---------  -----------  ---------------  -----------  -----------  -----------
FROM OPERATIONS
Net investment income (loss)........................  $      31   $     708      $     (11)     $      77    $      43    $     149
Net realized gain on investments....................                  4,950            284             95        1,773          354
Net unrealized appreciation (depreciation) of
  investments during the period.....................          1      (4,660)           215           (129)        (714)       1,592
                                                      ---------  -----------        ------     -----------  -----------  -----------
Net increase in net assets resulting from
  operations........................................         32         998            488             43        1,102        2,095
                                                      ---------  -----------        ------     -----------  -----------  -----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contract owners' net payments.......................     20,000      61,988          4,824          3,704       13,063       27,690
Surrenders..........................................    (20,032)          0              0              0            0            0
Transfer (to) from other portfolios.................          0       8,860            717              0          717        4,558
                                                      ---------  -----------        ------     -----------  -----------  -----------
Net increase (decrease) in net assets resulting from
  variable annuity contract transactions............        (32)     70,848          5,541          3,704       13,780       32,248
                                                      ---------  -----------        ------     -----------  -----------  -----------
Total increase in net assets........................          0      71,846          6,029          3,747       14,882       34,343
NET ASSETS
Beginning of year...................................          0           0              0              0            0            0
                                                      ---------  -----------        ------     -----------  -----------  -----------
End of year.........................................  $       0   $  71,846      $   6,029      $   3,747    $  14,882    $  34,343
                                                      ---------  -----------        ------     -----------  -----------  -----------
                                                      ---------  -----------        ------     -----------  -----------  -----------

                                                         PIC        CALVERT       CALVERT
                                                       CAPITAL   SOCIAL SMALL     SOCIAL
                                                       GROWTH     CAP GROWTH     BALANCED
                                                      ---------  -------------  -----------
FROM OPERATIONS
Net investment income (loss)........................  $      67    $       0     $     228
Net realized gain on investments....................        640            0           562
Net unrealized appreciation (depreciation) of
  investments during the period.....................      2,465            0           171
                                                                          --
                                                      ---------                 -----------
Net increase in net assets resulting from
  operations........................................      3,172            0           961
                                                                          --
                                                      ---------                 -----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contract owners' net payments.......................     28,805            0        10,273
Surrenders..........................................          0            0             0
Transfer (to) from other portfolios.................      4,559            0             0
                                                                          --
                                                      ---------                 -----------
Net increase (decrease) in net assets resulting from
  variable annuity contract transactions............     33,364            0        10,273
                                                                          --
                                                      ---------                 -----------
Total increase in net assets........................     36,536            0        11,234
NET ASSETS
Beginning of year...................................          0            0             0
                                                                          --
                                                      ---------                 -----------
End of year.........................................  $  36,536    $       0     $  11,234
                                                                          --
                                                                          --
                                                      ---------                 -----------
                                                      ---------                 -----------

   The accompanying notes are an integral part of these financial statements.

                 VARIABLE ANNUITY ACCOUNT A OF PROTECTIVE LIFE
                   STATEMENT OF CHANGES IN ASSETS (CONTINUED)
                      FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                    MFS
                                                           MFS                    GROWTH                     OPPENHEIMER
                                                        EMERGING        MFS        WITH       MFS TOTAL      AGGRESSIVE
                                                         GROWTH      RESEARCH     INCOME       RETURN          GROWTH
                                                       -----------  -----------  ---------  -------------  ---------------
FROM OPERATIONS
Net investment income (loss).........................   $      (9)   $     (26)  $      (9)   $       0       $     (12)
Net realized gain on investments.....................           0            0           0            0               0
Net unrealized appreciation (depreciation) of
  investments during the period......................         722        1,680         504            0             878
                                                                                                     --
                                                       -----------  -----------  ---------                       ------
Net increase in net assets resulting from
  operations.........................................         713        1,654         495            0             866
                                                                                                     --
                                                       -----------  -----------  ---------                       ------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contract owners' net payments........................       3,089        6,287      10,844            0           4,324
Surrenders...........................................           0            0           0            0               0
Transfer (to) from other portfolios..................           0          100           0            0               1
                                                                                                     --
                                                       -----------  -----------  ---------                       ------
Net increase (decrease) in net assets resulting from
  variable annuity contract
  transactions.......................................       3,089        6,387      10,844            0           4,325
                                                                                                     --
                                                       -----------  -----------  ---------                       ------
Total increase in net assets.........................       3,802        8,041      11,339            0           5,191
NET ASSETS
Beginning of year....................................           0            0           0            0               0
                                                                                                     --
                                                       -----------  -----------  ---------                       ------
End of year..........................................   $   3,802    $   8,041   $  11,339    $       0       $   5,191
                                                                                                     --
                                                       -----------  -----------  ---------                       ------


                                                                         OPPENHEIMER
                                                         OPPENHEIMER     GROWTH AND      OPPENHEIMER
                                                           GROWTH          INCOME      STRATEGIC BOND     TOTAL
                                                       ---------------  -------------  ---------------  ---------
FROM OPERATIONS
Net investment income (loss).........................     $      (9)      $     (52)      $     (11)    $   1,164
Net realized gain on investments.....................             0               0               0         8,658
Net unrealized appreciation (depreciation) of
  investments during the period......................           535           3,079             124         6,463

                                                             ------     -------------        ------     ---------
Net increase in net assets resulting from
  operations.........................................           526           3,027             113        16,285

                                                             ------     -------------        ------     ---------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contract owners' net payments........................         1,240          10,525           8,902       215,558
Surrenders...........................................             0               0               0       (20,032)
Transfer (to) from other portfolios..................         1,434           4,559               0        25,505

                                                             ------     -------------        ------     ---------
Net increase (decrease) in net assets resulting from
  variable annuity contract
  transactions.......................................         2,674          15,084           8,902       221,031

                                                             ------     -------------        ------     ---------
Total increase in net assets.........................         3,200          18,111           9,015       237,316
NET ASSETS
Beginning of year....................................             0               0               0             0

                                                             ------     -------------        ------     ---------
End of year..........................................     $   3,200       $  18,111       $   9,015     $ 237,316

                                                             ------     -------------        ------     ---------

   The accompanying notes are an integral part of these financial statements.

                 VARIABLE ANNUITY ACCOUNT A OF PROTECTIVE LIFE

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

    The Variable Annuity Account A of Protective Life (Separate Account) was established by Protective Life and Annuity Insurance Company (PLAIC) on December 1, 1997, with sales beginning August 21, 1998. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts.

    PLAIC has structured the Separate Account into a unit investment trust form registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of seven proprietary sub-accounts and ten independent sub-accounts. The seven proprietary sub-accounts are the Money Market, Growth and Income, International Equity, Global Income, Small Cap Value, Core US Equity, and Capital Growth sub-accounts. Funds are transferred to Protective Investment Company (the Fund) in exchange for shares of the corresponding portfolio of the Fund.

    The ten independent sub-accounts are the Calvert Social Small Cap Growth, Calvert Social Balanced, MFS Emerging Growth, MFS Research, MFS Growth with Income, MFS Total Return, Oppenheimer Aggressive Growth, Oppenheimer Growth, Oppenheimer Growth & Income, and Oppenheimer Strategic Bond sub-accounts. The Fund invests contract owners' funds in exchange for shares in the independent funds. The Fund then holds the shares for the contract owners.

    Gross premiums from the Contracts are allocated to the sub-accounts in accordance with contract owner instructions and are recorded as variable annuity contract transactions in the statement of changes in net assets. Such amounts are used to provide money to pay contract values under the Contracts (Note 4). The Separate Account's assets are the property of PLAIC.

    Contract owners may allocate some or all of gross premiums or transfer some or all of the contract value to the Guaranteed Account, which is part of PLAIC's General Account. The assets of PLAIC's General Account support its insurance and annuity obligations and are subject to PLAIC's general liabilities from business operations. The Guaranteed Account's value for the year ended December 31, 1998 was $531,751.

    Transfers to/from other portfolios, included in the statement of changes in net assets, are transfers between the individual sub-accounts and the sub-accounts and the Guaranteed Account.

    Pursuant to the terms of an agreement with PLAIC, Protective Life Insurance Company administers the Contracts. Contract administration includes: processing applications for the Contracts and subsequent owner requests; processing purchase payments, transfers, surrenders and death benefit claims as well as performing record maintenance and disbursing annuity income payments.

2. SIGNIFICANT ACCOUNTING POLICIES

    INVESTMENT VALUATION -- Investments are made in shares and are valued at the net asset values of the respective portfolios. Transactions with the Funds are recorded on the trade date. Dividend income is recorded on the ex-dividend date.

    REALIZED GAINS AND LOSSES -- Realized gains and losses on investments include gains and losses on redemptions of the Fund's shares (determined on the last-in-first-out (LIFO) basis) and capital gain distributions from the Fund.

                 VARIABLE ANNUITY ACCOUNT A OF PROTECTIVE LIFE

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
    DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS -- Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions are from net investment income and net realized gains recorded in the Investment Company financials.

    USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make various estimates that affect the reported amounts of assets and liabilities, at the date of the financial statements, as well as the reported amounts of income and expenses, during the reporting period. Actual results could differ from those estimates.

    FEDERAL INCOME TAXES -- The operation of the Separate Account is included in the federal income tax return of PLAIC. Under the provisions of the Contracts, PLAIC has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax.

3. INVESTMENTS

    At December 31, 1998, the investments by the respective sub-accounts were as follows:

                                                                                  SHARES        COST     MARKET VALUE
                                                                                -----------  ----------  ------------
PIC Money Market..............................................................   $       0   $        0   $        0
PIC Growth and Income.........................................................       5,107       76,505       71,846
PIC International Equity......................................................         421        5,813        6,029
PIC Global Income.............................................................         352        3,875        3,747
PIC Small Cap Value...........................................................       1,719       15,596       14,882
PIC Core US Equity............................................................       1,550       32,751       34,343
PIC Capital Growth............................................................       1,751       34,071       36,536
Calvert Social Small Cap Growth...............................................           0            0            0
Calvert Social Balanced.......................................................       5,257       11,063       11,234
MFS Emerging Growth...........................................................         177        3,080        3,802
MFS Research..................................................................         422        6,362        8,041
MFS Growth with Income........................................................         564       10,835       11,339
MFS Total Return..............................................................           0            0            0
Oppenheimer Aggressive Growth.................................................         116        4,312        5,191
Oppenheimer Growth............................................................          87        2,665        3,200
Oppenheimer Growth and Income.................................................         884       15,033       18,111
Oppenheimer Strategic Bond....................................................       1,761        8,892        9,015
                                                                                     -----   ----------  ------------
                                                                                             $  230,853   $  237,316
                                                                                             ----------  ------------
                                                                                             ----------  ------------

                 VARIABLE ANNUITY ACCOUNT A OF PROTECTIVE LIFE

3. INVESTMENTS (CONTINUED)
    During the year ended December 31, 1998, transactions in shares were as follows:

                                     PIC
                                   GROWTH          PIC                     PIC SMALL                  PIC        CALVERT
                       PIC MONEY     AND      INTERNATIONAL   PIC GLOBAL      CAP     PIC CORE US   CAPITAL   SOCIAL SMALL
                        MARKET     INCOME        EQUITY         INCOME       VALUE      EQUITY      GROWTH     CAP GROWTH
                       ---------  ---------  ---------------  -----------  ---------  -----------  ---------  -------------
Shares purchased.....     20,000      4,705           402            336       1,501       1,527       1,718            0
Shares received from
  reinvestment of
  dividends..........         46        412            20             17         221          25          37            0
                                                                                                                       --
                       ---------  ---------        ------     -----------  ---------  -----------  ---------
Total shares
  acquired...........     20,046      5,117           422            353       1,722       1,552       1,755            0
Shares redeemed......    (20,046)       (10)           (1)            (1)         (3)         (2)         (4)           0
                                                                                                                       --
                       ---------  ---------        ------     -----------  ---------  -----------  ---------
Net increase in
  shares owned.......          0      5,107           421            352       1,719       1,550       1,751            0
Shares owned,
  beginning of the
  period.............          0          0             0              0           0           0           0            0
                                                                                                                       --
                       ---------  ---------        ------     -----------  ---------  -----------  ---------
Shares owned, end of
  period.............          0      5,107           421            352       1,719       1,550       1,751            0
                                                                                                                       --
                                                                                                                       --
                       ---------  ---------        ------     -----------  ---------  -----------  ---------
                       ---------  ---------        ------     -----------  ---------  -----------  ---------
Cost of shares
  acquired...........  $  20,046  $  76,646     $   5,826      $   3,884   $  15,626   $  32,804   $  34,140    $       0
                                                                                                                       --
                                                                                                                       --
                       ---------  ---------        ------     -----------  ---------  -----------  ---------
                       ---------  ---------        ------     -----------  ---------  -----------  ---------
Cost of shares
  redeemed...........  $ (20,046) $    (141)    $     (13)     $      (9)  $     (30)  $     (53)  $     (69)   $       0
                                                                                                                       --
                                                                                                                       --
                       ---------  ---------        ------     -----------  ---------  -----------  ---------
                       ---------  ---------        ------     -----------  ---------  -----------  ---------


                         CALVERT
                         SOCIAL
                        BALANCED
                       -----------
Shares purchased.....       4,885
Shares received from
  reinvestment of
  dividends..........         383

                       -----------
Total shares
  acquired...........       5,268
Shares redeemed......         (11)

                       -----------
Net increase in
  shares owned.......       5,257
Shares owned,
  beginning of the
  period.............           0

                       -----------
Shares owned, end of
  period.............       5,257

                       -----------
                       -----------
Cost of shares
  acquired...........   $  11,086

                       -----------
                       -----------
Cost of shares
  redeemed...........   $     (23)

                       -----------
                       -----------

    During the year ended December 31, 1998, transactions in shares were as follows (continued):

                                                    MFS
                           MFS                    GROWTH                     OPPENHEIMER                      OPPENHEIMER
                        EMERGING        MFS        WITH       MFS TOTAL      AGGRESSIVE       OPPENHEIMER     GROWTH AND
                         GROWTH      RESEARCH     INCOME       RETURN          GROWTH           GROWTH          INCOME
                       -----------  -----------  ---------  -------------  ---------------  ---------------  -------------
Shares purchased.....         177          423         564            0             116               87             887
Shares received from
  reinvestment of
  dividends..........           0            0           0            0               0                0               0
                                                                     --
                       -----------  -----------  ---------                       ------           ------     -------------
Total shares
  acquired...........         177          423         564            0             116               87             887
Shares redeemed......           0           (1)          0            0               0                0              (3)
                                                                     --
                       -----------  -----------  ---------                       ------           ------     -------------
Net increase in
  shares owned.......         177          422         564            0             116               87             884
Shares owned,
  beginning of the
  period.............           0            0           0            0               0                0               0
                                                                     --
                       -----------  -----------  ---------                       ------           ------     -------------
Shares owned, end of
  period.............         177          422         564            0             116               87             884
                                                                     --
                                                                     --
                       -----------  -----------  ---------                       ------           ------     -------------
                       -----------  -----------  ---------                       ------           ------     -------------
Cost of shares
  acquired...........   $   3,088    $   6,386   $  10,844    $       0       $   4,323        $   2,673       $  15,081
                                                                     --
                                                                     --
                       -----------  -----------  ---------                       ------           ------     -------------
                       -----------  -----------  ---------                       ------           ------     -------------
Cost of shares
  redeemed...........   $      (8)   $     (24)  $      (9)   $       0       $     (11)       $      (8)      $     (48)
                                                                     --
                                                                     --
                       -----------  -----------  ---------                       ------           ------     -------------
                       -----------  -----------  ---------                       ------           ------     -------------


                         OPPENHEIMER
                       STRATEGIC BOND
                       ---------------
Shares purchased.....         1,763
Shares received from
  reinvestment of
  dividends..........             0

                             ------
Total shares
  acquired...........         1,763
Shares redeemed......            (2)

                             ------
Net increase in
  shares owned.......         1,761
Shares owned,
  beginning of the
  period.............             0

                             ------
Shares owned, end of
  period.............         1,761

                             ------
                             ------
Cost of shares
  acquired...........     $   8,902

                             ------
                             ------
Cost of shares
  redeemed...........     $     (10)

                             ------
                             ------

                 VARIABLE ANNUITY ACCOUNT A OF PROTECTIVE LIFE

4. RELATED PARTY TRANSACTIONS

    Contract owners' net payments represent premiums received from policyholders less certain deductions made by PLAIC in accordance with the contract terms. These deductions include, where appropriate, tax, surrender, mortality and expense risk and administrative charges. These deductions are made to the individual contracts in accordance with the terms governing each contract as set forth in the contract.

    The net assets of each sub-account of the Separate Account reflect the investment management fees and other operating expenses incurred by the Funds.

    PLAIC offers a loan privilege to contract owners. Contract owners may obtain loans using the contract as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended, and to applicable retirement program rules. There were no loans outstanding as of December 31, 1998.

5. SUBSEQUENT EVENTS

    Protective Life has announced plans to liquidate the PIC Money Market account and replace it with the Oppenheimer Money Fund in 1999.

    In 1999, the Oppenheimer Growth Fund and the Oppenheimer Growth and Income Fund names will be changed to Oppenheimer Capital Appreciation and Oppenheimer Main Street Growth and Income, respectively.

    Additionally, six sub-accounts will be added to the Separate Account. These sub-accounts are MFS New Discovery, MFS Utilities, Oppenheimer Global Securities, Oppenheimer High Income, Van Eck Worldwide Hard Assets, and Van Eck Worldwide Real Estate. Sales will begin in the sub-accounts in 1999.

                         INDEX TO FINANCIAL STATEMENTS

Report of Independent Accountants....................................................  F-14

Consolidated Statements of Income for the years ended December 31, 1998, 1997, and
  1996...............................................................................  F-15

Consolidated Balance Sheets as of December 31, 1998 and 1997.........................  F-16

Consolidated Statements of Stockholder's Equity for the years ended December 31,
  1998, 1997, and 1996...............................................................  F-17

Consolidated Statements of Cash Flows for the years ended December 31, 1998, 1997, and 1996...........................................................................  F-18

Notes to Consolidated Financial Statements...........................................  F-19

Financial Statement Schedules:

  Schedule III -- Supplementary Insurance Information................................  S-1

  Schedule IV -- Reinsurance.........................................................  S-2

    All other schedules to the consolidated financial statements required by
Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and therefore have been omitted.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Directors and Share Owners
Protective Life and Annuity Insurance Company
(formerly American Foundation Life Insurance Company)
Birmingham, Alabama

    In our opinion, the consolidated financial statements of Protective Life and Annuity Insurance Company and Subsidiaries (the "Company") listed in the index on page F1 of this Form N-4 present fairly, in all material respects, the consolidated financial position of the Company at December 31, 1998 and 1997, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. In addition, in our opinion, the financial statement schedules listed in the index on page F1 of this Form N-4 present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. These financial statements and financial statement schedules are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

                                          PricewaterhouseCoopers LLP

February 11, 1999

Birmingham, Alabama

                 PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

                              STATEMENTS OF INCOME

                                                                                YEAR ENDED DECEMBER 31
                                                                      -------------------------------------------
                                                                          1998           1997           1996
                                                                      -------------  -------------  -------------
REVENUES
  Premiums and policy fees..........................................  $  23,242,432  $  11,420,914  $  12,226,202
  Reinsurance ceded.................................................    (13,475,288)    (3,005,081)    (2,768,199)
                                                                      -------------  -------------  -------------
  Net of reinsurance ceded..........................................      9,767,144      8,415,833      9,458,003
  Net investment income.............................................     10,678,166      6,233,845      6,611,489
  Realized investment gains.........................................        127,769        (59,889)       (28,070)
  Other income......................................................           (598)         8,718          2,406
                                                                      -------------  -------------  -------------
                                                                         20,572,481     14,598,507     16,043,828
                                                                      -------------  -------------  -------------
BENEFITS AND EXPENSES
  Benefits and settlement expenses (net of reinsurance ceded:
    1998--$18,523,397; 1997--$4,430,527; 1996-- $4,031,931).........      9,261,000      9,075,762      9,675,240
  Amortization of deferred policy acquisition costs.................      1,711,138        320,288        346,710
  Other operating expenses (net of reinsurance ceded:
    1998--$247,095; 1997--$60,900; 1996-$75,843)....................      6,246,819      2,406,314      2,361,076
                                                                      -------------  -------------  -------------
                                                                         17,218,957     11,802,364     12,383,026
                                                                      -------------  -------------  -------------
INCOME BEFORE INCOME TAX............................................      3,353,524      2,796,143      3,660,802
                                                                      -------------  -------------  -------------
INCOME TAX EXPENSE (BENEFIT)
  Current...........................................................                       548,581      1,743,864
  Deferred..........................................................        938,986        402,108       (499,191)
                                                                      -------------  -------------  -------------
                                                                            938,986        950,689      1,244,673
                                                                      -------------  -------------  -------------
NET INCOME..........................................................      2,414,538      1,845,454      2,416,129
PREFERRED STOCK DIVIDENDS...........................................        100,000        100,000        100,000
                                                                      -------------  -------------  -------------
INCOME AVAILABLE TO COMMON SHARE OWNER..............................  $   2,314,538  $   1,745,454  $   2,316,129
                                                                      -------------  -------------  -------------
                                                                      -------------  -------------  -------------

                       See notes to financial statements.

                 PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

                                 BALANCE SHEETS

                                                                                              DECEMBER 31
                                                                                       --------------------------
                                                                                           1998          1997
                                                                                       ------------  ------------
                                                     ASSETS
Investments:
  Fixed maturities, at market (amortized cost: 1998-$346,561,571;
    1997-$67,110,502)................................................................  $360,113,277  $ 68,201,559
  Mortgage loans on real estate......................................................     7,900,221    10,902,986
  Investment real estate, net of accumulated depreciation (1997-$93,376).............                     407,624
  Policy loans.......................................................................    54,103,044    11,635,376
  Short-term investments.............................................................    18,267,431       873,844
                                                                                       ------------  ------------
    Total investments................................................................   440,383,973    92,021,389
Cash.................................................................................                   2,218,201
Accrued investment income............................................................     7,597,305     1,230,529
Accounts and premiums receivable, net of allowance for uncollectible amounts
  (1998-$7,000; 1997-$7,000).........................................................       673,967     1,233,659
Reinsurance receivables..............................................................    22,405,337     7,680,586
Deferred policy acquisition costs....................................................   133,275,451     1,692,285
Other assets.........................................................................        55,968        70,809
Assets related to separate accounts
  Variable annuity...................................................................       237,565
                                                                                       ------------  ------------
                                                                                       $604,629,566  $106,147,458
                                                                                       ------------  ------------
                                                                                       ------------  ------------
                                                   LIABILITIES
Policy liabilities and accruals:
  Future policy benefits and claims..................................................  $439,842,102  $ 56,254,682
  Unearned premiums..................................................................     2,487,277       463,232
                                                                                       ------------  ------------
                                                                                        442,329,379    56,717,914
Annuity deposits.....................................................................     3,434,342       929,124
Other policyholders' funds...........................................................    12,143,006    12,080,458
Other liabilities....................................................................     7,941,276     8,964,653
Deferred income taxes................................................................     7,305,381     2,005,168
Liabilities related to separate accounts
  Variable annuity...................................................................       237,565
                                                                                       ------------  ------------
    Total liabilities................................................................   473,390,949    80,697,317
                                                                                       ------------  ------------
COMMITMENTS AND CONTINGENT LIABILITIES -- NOTE F

SHARE-OWNERS' EQUITY
Preferred Stock, $1.00 par value, shares authorized, issued and outstanding: 2,000...         2,000         2,000
Common Stock, $10.00 par value
  Shares authorized: 1998-500,000; 1997-200,000
  Shares issued and outstanding: 1998-250,000; 1997-200,000..........................     2,500,000     2,000,000
Additional paid-in capital...........................................................   101,574,516     6,200,000
Retained earnings....................................................................    18,353,492    16,538,954
Accumulated other comprehensive income
  Net unrealized gains on investments (net of income tax: 1998-$4,743,097;
    1997-$381,870)...................................................................     8,808,609       709,187
                                                                                       ------------  ------------
    Total share-owners' equity.......................................................   131,238,617    25,450,141
                                                                                       ------------  ------------
                                                                                       $604,629,566  $106,147,458
                                                                                       ------------  ------------
                                                                                       ------------  ------------

                       See notes to financial statements.

                 PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

                       STATEMENTS OF SHARE-OWNERS' EQUITY

                                                                                 ADDITIONAL    NET UNREALIZED
                                                       PREFERRED     COMMON        PAID-IN     GAINS (LOSSES)     RETAINED
                                                         STOCK        STOCK        CAPITAL     ON INVESTMENTS     EARNINGS
                                                      -----------  -----------  -------------  ---------------  ------------
Balance, December 31, 1995..........................               $ 2,000,000  $   4,202,000   $     923,193   $ 15,477,371
  Net income for 1996...............................                                                               2,416,129
  Decrease in net unrealized gains on investments
    (net of income tax: ($748,368)).................                                               (1,389,826)
  Reclassification adjustment for amounts included
    in net income (net of income tax: $9,824).......                                                   18,246
  Comprehensive income for 1996.....................
  Redemption feature of preferred stock
    removed--Note H.................................   $   2,000                    1,998,000
  Common dividends ($15 per share)..................                                                              (3,000,000)
  Preferred dividends ($50 per share)...............                                                                (100,000)
                                                      -----------  -----------  -------------  ---------------  ------------
Balance, December 31, 1996..........................       2,000     2,000,000      6,200,000        (448,387)    14,793,500
  Net income for 1997...............................                                                               1,845,454
  Increase in net unrealized gains on investments
    (net of income tax: $602,348)...................                                                1,118,646
  Reclassification adjustment for amounts included
    in net income (net of income tax: $20,961)......                                                   38,928
  Comprehensive income for 1997.....................
  Preferred dividends ($50 per share)...............                                                                (100,000)
                                                      -----------  -----------  -------------  ---------------  ------------
Balance, December 31, 1997..........................       2,000     2,000,000      6,200,000         709,187     16,538,954
  Net income for 1998...............................                                                               2,414,538
  Increase in net unrealized gains on investments
    (net of income tax--$4,405,946).................                                                8,182,472
  Reclassification adjustment for amounts included
    in net income (net of income tax: ($44,719))....                                                  (83,050)
  Comprehensive income for 1998.....................
  Common stock dividend (50,000 shares).............                   500,000                                      (500,000)
  Preferred dividends ($50 per share)...............                                                                (100,000)
  Capital contribution from Protective..............                               95,374,516
                                                      -----------  -----------  -------------  ---------------  ------------
Balance, December 31, 1998..........................   $   2,000   $ 2,500,000  $ 101,574,516   $   8,808,609   $ 18,353,492
                                                      -----------  -----------  -------------  ---------------  ------------
                                                      -----------  -----------  -------------  ---------------  ------------

                                                          TOTAL
                                                      SHARE-OWNERS'
                                                          EQUITY
                                                      --------------
Balance, December 31, 1995..........................   $ 22,602,564
                                                      --------------
  Net income for 1996...............................      2,416,129
  Decrease in net unrealized gains on investments
    (net of income tax: ($748,368)).................     (1,389,826)
  Reclassification adjustment for amounts included
    in net income (net of income tax: $9,824).......         18,246
                                                      --------------
  Comprehensive income for 1996.....................      1,044,549
                                                      --------------
  Redemption feature of preferred stock
    removed--Note H.................................      2,000,000
  Common dividends ($15 per share)..................     (3,000,000)
  Preferred dividends ($50 per share)...............       (100,000)
                                                      --------------
Balance, December 31, 1996..........................     22,547,113
                                                      --------------
  Net income for 1997...............................      1,845,454
  Increase in net unrealized gains on investments
    (net of income tax: $602,348)...................      1,118,646
  Reclassification adjustment for amounts included
    in net income (net of income tax: $20,961)......         38,928
                                                      --------------
  Comprehensive income for 1997.....................      3,003,028
                                                      --------------
  Preferred dividends ($50 per share)...............       (100,000)
                                                      --------------
Balance, December 31, 1997..........................     25,450,141
                                                      --------------
  Net income for 1998...............................      2,414,538
  Increase in net unrealized gains on investments
    (net of income tax--$4,405,946).................      8,182,472
  Reclassification adjustment for amounts included
    in net income (net of income tax: ($44,719))....        (83,050)
                                                      --------------
  Comprehensive income for 1998.....................     10,513,960
                                                      --------------
  Common stock dividend (50,000 shares).............
  Preferred dividends ($50 per share)...............       (100,000)
  Capital contribution from Protective..............     95,374,516
                                                      --------------
Balance, December 31, 1998..........................   $131,238,617
                                                      --------------
                                                      --------------

                       See notes to financial statements.

                 PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

                            STATEMENTS OF CASH FLOWS

                                                                                      DECEMBER 31
                                                                       ------------------------------------------
                                                                            1998           1997          1996
                                                                       --------------  ------------  ------------
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income.........................................................  $    2,414,538  $  1,845,454  $  2,416,129
  Adjustments to reconcile net income to net cash provided by operating activities:
    Amortization of deferred policy acquisition costs................       1,711,138       320,288       346,710
    Capitalization of deferred policy acquisition costs..............        (783,304)
    Deferred income taxes............................................         938,986     1,025,417      (499,191)
    Interest credited to universal life and investment products......       2,422,680     1,059,710     1,111,034
    Policy fees assessed on universal life and investment products...      (1,004,958)   (1,048,883)   (1,179,765)
    Change in accrued investment income and other receivables........     (19,671,587)    2,020,726        (6,955)
    Change in policy liabilities and other policyholder funds of
      traditional life and health products...........................      84,738,359    (8,576,735)   (1,612,231)
    Change in receivable from Protective Life Insurance Company......                                  24,817,851
    Change in other liabilities......................................      (1,023,377)      200,205    (2,294,791)
    Other (net)......................................................          14,841       (79,787)     (326,038)
                                                                       --------------  ------------  ------------
Net cash provided by (used in) operating activities..................      69,757,316    (3,233,605)   22,772,753
                                                                       --------------  ------------  ------------
CASH FLOWS FROM INVESTING ACTIVITIES
  Maturities and principal reduction of investments:
    Investments available for sale...................................   1,164,896,631   135,907,273    98,454,653
    Other............................................................       3,018,788     3,661,121     1,545,594
  Sale of investments:
    Investment available for sale....................................     210,129,485     4,386,839    46,567,425
    Other............................................................         435,000                     400,000
  Cost of investments acquired:
    Investments available for sale...................................  (1,371,973,391) (139,609,229) (165,042,338)
    Other............................................................                                    (310,000)
                                                                       --------------  ------------  ------------
Net cash provided by (used in) investing activities..................       6,506,513     4,346,004   (18,384,666)
                                                                       --------------  ------------  ------------
CASH FLOWS FROM FINANCING ACTIVITIES
  Dividends to share owners..........................................        (100,000)     (100,000)   (3,100,000)
  Investment product deposits and change in universal life
    deposits.........................................................     (78,382,030)     (368,379)     (723,167)
                                                                       --------------  ------------  ------------
Net cash used in financing activities................................     (78,482,030)     (468,379)   (3,823,167)
                                                                       --------------  ------------  ------------
INCREASE (DECREASE) IN CASH..........................................      (2,218,201)      644,020       564,920
CASH AT BEGINNING OF YEAR............................................       2,218,201     1,574,181     1,009,261
                                                                       --------------  ------------  ------------
CASH AT END OF YEAR..................................................  $            0  $  2,218,201  $  1,574,181
                                                                       --------------  ------------  ------------
                                                                       --------------  ------------  ------------
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
  Cash paid during the year:
    Income taxes.....................................................  $      350,000  $    548,581  $  1,830,301
SUPPLEMENTAL SCHEDULE OF NONCASH INVESTING AND FINANCING ACTIVITIES
  Acquisitions and bulk reinsurance assumptions
    Assets acquired..................................................  $  247,894,180
    Liabilities assumed..............................................    (380,405,180)
                                                                       --------------
    Net..............................................................  $ (132,511,000)
                                                                       --------------
                                                                       --------------

                       See notes to financial statements.

                 PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

    The accompanying financial statements of Protective Life and Annuity Insurance Company ("the Company") are prepared on the basis of generally accepted accounting principles. Such accounting principles differ from statutory reporting practices used by insurance companies in reporting to state regulatory authorities. (See also Note B.)

    The Company was founded in 1978 as American Foundation Life Insurance Company. Effective March 1, 1999, the Company's name was changed to Protective Life and Annuity Insurance Company. Since 1983, all outstanding shares of the Company's common stock have been owned by Protective Life Insurance Company ("Protective"), which is a wholly-owned subsidiary of Protective Life Corporation ("PLC"), an insurance holding company domiciled in the state of Delaware. All outstanding shares of the Company's preferred stock are owned by PLC.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make various estimates that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities, as well as the reported amounts of revenues and expenses.

NATURE OF OPERATIONS

    The Company, since it is licensed in the State of New York, is the entity through which PLC markets, distributes, and services insurance and annuity products in New York. The operating results of companies in the insurance industry have historically been subject to significant fluctuations due to competition, economic conditions, interest rates, investment performance, maintenance of insurance ratings, and other factors.

RECENTLY ISSUED ACCOUNTING STANDARDS

    In 1997, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities;" SFAS No. 130, "Reporting Comprehensive Income;" and SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information."

    The adoption of these accounting standards did not have a material effect on the Company's financial statements.

INVESTMENTS

    The Company has classified all of its investments in fixed maturities and short-term investments as "available for sale."

    Investments are reported on the following bases less allowances for uncollectible amounts on investments, if applicable:

    - Fixed maturities (bonds and redeemable preferred stocks) -- at current market value.

    - Mortgage loans on real estate -- at unpaid balances, adjusted for loan origination costs, net of fees, and amortization of premium or discount.

                 PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
    - Investment real estate -- at cost, less allowances for depreciation computed on the straight-line method. With respect to real estate acquired through foreclosure, cost is the lesser of the loan balance plus foreclosure costs or appraised value.

    - Policy loans -- at unpaid balances.

    - Short-term investments -- at cost, which approximates current market value.

    Substantially all short-term investments have maturities of three months or less at the time of acquisition.

    As prescribed by SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities," certain investments are recorded at their market values with the resulting unrealized gains and losses, net of income tax, reported as a component of share-owners' equity. The market values of fixed maturities increase or decrease as interest rates fall or rise. Therefore, although the adoption of SFAS No. 115 does not affect the Company's operations, its reported share-owners' equity will fluctuate significantly as interest rates change.

    The Company's balance sheets at December 31, prepared on the basis of reporting investments at amortized cost rather than at market values, are as follows:

                                                                    1998            1997
                                                               --------------  --------------
Total investments............................................  $  426,832,267  $   90,930,332
Deferred policy acquisition costs............................     133,275,451       1,692,285
All other assets.............................................      30,970,142      12,433,784
                                                               --------------  --------------
                                                               $  591,077,860  $  105,056,401
                                                               --------------  --------------
                                                               --------------  --------------
Deferred income taxes........................................  $    2,562,284  $    1,623,298
All other liabilities........................................     466,085,568      78,692,149
                                                               --------------  --------------
                                                                  468,647,852      80,315,447
Share-owners' equity.........................................     122,430,008      24,740,954
                                                               --------------  --------------
                                                               $  591,077,860  $  105,056,401
                                                               --------------  --------------
                                                               --------------  --------------

    Realized gains and losses on sales of investments are recognized in net income using the specific identification basis.

CASH

    Cash includes all demand deposits reduced by the amount of outstanding checks and drafts.

SEPARATE ACCOUNTS

    The assets and liabilities related to separate accounts in which the Company does not bear the investment risk are valued at market and reported separately in the accompanying financial statements.

REVENUES AND BENEFITS EXPENSE

                 PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
    - Traditional Life and Health Insurance Products -- Traditional life insurance products consist principally of those products with fixed and guaranteed premiums and benefits and include whole life insurance policies, term and term-like life insurance policies, limited-payment life insurance policies, and certain annuities with life contingencies. Life insurance and immediate annuity premiums are recognized as revenue when due. Health insurance premiums are recognized as revenue over the terms of the policies. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contracts. This is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

      Liabilities for future policy benefits on traditional life insurance products have been computed using a net level method including assumptions as to investment yields, mortality, persistency, and other assumptions based on the Company's experience modified as necessary to reflect anticipated trends and to include provisions for possible adverse deviation. Reserve investment yield assumptions are graded and range from 2.5% to 7.0%. The liability for future policy benefits and claims on traditional life and health insurance products includes estimated unpaid claims that have been reported to the Company and claims incurred but not yet reported. Policy claims are charged to expense in the period that the claims are incurred.

    Activity in the liability for unpaid claims is summarized as follows:

                                                          1998          1997          1996
                                                      ------------  ------------  ------------
Balance beginning of year...........................  $  3,724,904  $  5,008,998  $  3,862,708
  Less reinsurance..................................       203,199       801,709       370,612
                                                      ------------  ------------  ------------
Net balance beginning of year.......................     3,521,705     4,207,289     3,492,096
                                                      ------------  ------------  ------------
Incurred related to:
Current year........................................     7,178,869     5,947,439     6,293,400
Prior year..........................................      (173,472)     (331,984)     (153,466)
                                                      ------------  ------------  ------------
  Total incurred....................................     7,005,397     5,615,455     6,139,934
                                                      ------------  ------------  ------------
Paid related to:
Current year........................................     5,904,526     4,913,958     4,883,873
Prior year..........................................     1,026,981     1,387,081       540,868
                                                      ------------  ------------  ------------
  Total paid........................................     6,931,507     6,301,039     5,424,741
                                                      ------------  ------------  ------------
Net balance end of year.............................     3,595,595     3,521,705     4,207,289
  Plus reinsurance..................................       494,064       203,199       801,709
                                                      ------------  ------------  ------------
Balance end of year.................................  $  4,089,659  $  3,724,904  $  5,008,998
                                                      ------------  ------------  ------------
                                                      ------------  ------------  ------------

    - Universal Life and Investment Products -- Universal life and investment products include universal life insurance, deferred annuities, and annuities without life contingencies. Revenues for universal life and investment products consist of policy fees that have been assessed against policy account balances for the costs of insurance, policy administration, and surrenders. That is, universal life and investment product deposits are not considered revenues in accordance with

                 PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
     generally accepted accounting principles. Benefit reserves for universal life and investment products represent policy account balances before applicable surrender charges plus certain deferred policy initiation fees that are recognized in income over the term of the policies. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policy account balances. Interest credit rates for universal life and investment products ranged from 3.4% to 9.4% in 1998.

      The Company's accounting policies with respect to variable annuities are identical except that policy account balances (excluding account balances that earn a fixed rate) are valued at market and reported as components of assets and liabilities related to separate accounts.

DEFERRED POLICY ACQUISITION COSTS

    Commissions and other costs of acquiring traditional life and health insurance, universal life insurance, and investment products that vary with and are primarily related to the production of new business have been deferred. Traditional life and health insurance acquisition costs are being amortized over the premium-payment period of' the related policies in proportion to the ratio of annual premium income to total anticipated premium income. Acquisition costs for universal life and investment products are amortized over the lives of the policies in relation to the present value of estimated gross profits before amortization. Under SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," the Company makes certain assumptions regarding the mortality, persistency, expenses, and interest rates it expects to experience in future periods. These assumptions are to be best estimates and are to be periodically updated whenever actual experience and/or expectations for the future change from that assumed.

    The cost to acquire blocks of insurance representing the present value of future profits from such blocks of insurance is also included in deferred policy acquisition costs. The Company amortizes the present value of future profits over the premium payment period, including accrued interest of approximately 5.75%. The unamortized present value of future profits was approximately $131.2 million at December 31, 1998. During 1998, $132.5 million of present value of future profits on acquisitions made during the year was capitalized and $1.3 million was amortized.

INCOME TAXES

    The Company uses the asset and liability method of accounting for income taxes. Income tax provisions are generally based on income reported for financial statement purposes. Deferred federal income taxes arise from the recognition of temporary differences between the bases of assets and liabilities determined for financial reporting purposes and the bases determined for income tax purposes. Such temporary differences are principally related to the deferral of policy acquisition costs and the provision for future policy benefits and expenses.

RECLASSIFICATIONS

    Certain reclassification s have been made in the previously reported financial statements and accompanying notes to make the prior year amounts comparable to those of the current year. Such reclassifications had no effect on net income, total assets, or share-owners' equity.

                 PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTE B -- RECONCILIATION WITH STATUTORY REPORTING PRACTICES

    Financial statements prepared in conformity with generally accepted accounting principles ("GAAP") differ in some respects from the statutory accounting practices prescribed or permitted by insurance regulatory authorities. The most Significant differences are: (a) acquisition costs of obtaining new business are deferred and amortized over the approximate life of the policies rather than charged to operations as incurred, (b) benefit liabilities are computed using a net level method and are based on realistic estimates of expected mortality, interest, and withdrawals as adjusted to provide for possible unfavorable deviation from such assumptions, (c) deferred income taxes are provided for temporary differences between financial and taxable earnings, (d) the Asset Valuation Reserve and Interest Maintenance Reserve are restored to share-owners' equity, (e) agents' debit balances and prepaid expenses are reported as assets rather than being charged directly to surplus (referred to as nonadmitted items), (f) certain items of interest income, principally accrual of mortgage and bond discounts are amortized differently, and (g) bonds are stated at market instead of amortized cost.

    The reconciliations of net income and share-owners' equity prepared in conformity with statutory reporting practices to that reported in the accompanying consolidated financial statements are as follows:

                                                NET INCOME                             SHAREOWNER'S EQUITY
                                 ----------------------------------------  --------------------------------------------
                                     1998          1997          1996           1998           1997           1996
                                 ------------  ------------  ------------  --------------  -------------  -------------
In conformity with statutory
  reporting practices: ........  $  5,365,091  $  2,794,015  $  2,558,227  $   26,256,416  $  20,467,722  $  18,031,163
Additions (deductions) by
  adjustment:
  Deferred policy acquisition
    costs, net of
    amortization...............    (1,711,138)     (320,288)     (346,710)    133,275,451      1,692,285      1,919,471
    Deferred income tax........      (938,986)      402,108       499,191      (7,305,381)    (2,005,168)      (979,751)
    Asset Valuation Reserve....                                                 1,334,584        730,240        560,732
    Interest Maintenance
      Reserve..................       (82,982)      (85,826)      (89,611)        460,059        161,051        285,805
    Nonadmitted items..........                                                    15,671         10,431          7,090
    Other timing and valuation
      adjustments..............      (217,447)     (944,555)     (204,968)    (22,798,183)     4,393,580      2,722,603
                                 ------------  ------------  ------------  --------------  -------------  -------------
In conformity with generally
  accepted accounting
  principles...................  $  2,414,538  $  1,845,454  $  2,416,129  $  131,238,617  $  25,450,141  $  22,547,113
                                 ------------  ------------  ------------  --------------  -------------  -------------
                                 ------------  ------------  ------------  --------------  -------------  -------------

                 PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTE C -- INVESTMENT OPERATIONS

    Major categories of net investment income for the years ended December 31 are summarized as follows:

                                                        1998           1997          1996
                                                    -------------  ------------  ------------
Fixed maturities..................................  $   7,525,336  $  4,701,611  $  4,708,490
Mortgage loans on real estate.....................        952,437     1,146,325     1,431,687
Investment real estate............................         72,318        65,584        73,756
Policy loans......................................        656,623       643,653       752,828
Other, principally short-term investments.........      2,083,693       112,127       160,644
                                                    -------------  ------------  ------------
                                                       11,290,407     6,669,300     7,127,405
Investment expenses...............................       (612,241)     (435,455)     (515,916)
                                                    -------------  ------------  ------------
                                                    $  10,678,166  $  6,233,845  $  6,611,489
                                                    -------------  ------------  ------------
                                                    -------------  ------------  ------------

    Realized investment gains (losses) for the years ended December 31 are summarized as follows:

Fixed maturities..............................  $  87,677  $ (59,889) $  22,247
Mortgage loans and other investments..........     40,092          0    (50,317)
                                                ---------  ---------  ---------
                                                $ 127,769  $ (59,889) $ (28,070)
                                                ---------  ---------  ---------
                                                ---------  ---------  ---------

    In 1998, the Company established an allowance for uncollectible amounts on investments totaling $500,000 at December 31, 1998. Additions and reductions to the allowance are included in realized investment gains (losses). Without such additions/reductions, the Company had net realized investment gains of $627,769 in 1998.

    In 1998, gross gains on the sale of investments available for sale (fixed maturities and short-term investments) were approximately $600,000 and gross losses were approximately $500,000. In 1997, gross gains were approximately $10,000 and gross losses were approximately $70,000. In 1996, gross gains were approximately $20,000.

                 PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTE C -- INVESTMENT OPERATIONS (CONTINUED)
    The amortized cost and estimated market values of the Company's investments classified as available for sale at December 31 are as follows:

                                                                         GROSS         GROSS
                                                       AMORTIZED      UNREALIZED     UNREALIZED     ESTIMATED
1998                                                      COST           GAINS         LOSSES     MARKET VALUES
---------------------------------------------------  --------------  -------------  ------------  --------------
Fixed maturities:
  Bonds:
    Mortgage-backed................................  $    6,488,768  $     204,235                $    6,693,003
    United States Government and authorities.......       8,731,486        474,109                     9,205,595
    States, municipalities, and political
      subdivisions.................................       3,075,631        105,159                     3,180,790
    Public utilities...............................      54,040,814      1,380,112  $     12,869      55,408,057
    Convertibles and bonds with warrants...........         694,723                      179,348         515,375
    All other corporate bonds......................     273,530,149     12,673,749     1,093,441     285,110,457
                                                     --------------  -------------  ------------  --------------
                                                        346,561,571     14,837,364     1,285,658     360,113,277
Short-term investments.............................      18,267,431                                   18,267,431
                                                     --------------  -------------  ------------  --------------
                                                     $  364,829,002  $  14,837,364  $  1,285,658  $  378,380,708
                                                     --------------  -------------  ------------  --------------
                                                     --------------  -------------  ------------  --------------


                                                                         GROSS         GROSS
                                                       AMORTIZED      UNREALIZED     UNREALIZED     ESTIMATED
1997                                                      COST           GAINS         LOSSES     MARKET VALUES
---------------------------------------------------  --------------  -------------  ------------  --------------
Fixed maturities:
  Bonds:
    Mortgage-backed................................  $   11,348,224  $     348,395                $   11,696,619
    United States Government and authorities.......       8,746,050        242,265  $      4,982       8,983,333
    Public utilities...............................       9,228,405        198,255         5,441       9,421,219
    Convertibles and bonds with warrants...........         694,485              0       168,610         525,875
    All other corporate bonds......................      37,093,338        572,155        90,980      37,574,513
                                                     --------------  -------------  ------------  --------------
                                                         67,110,502      1,361,070       270,013      68,201,559
Short-term investments.............................         873,844              0             0         873,844
                                                     --------------  -------------  ------------  --------------
                                                     $   67,984,346  $   1,361,070  $    270,013  $   69,075,403
                                                     --------------  -------------  ------------  --------------
                                                     --------------  -------------  ------------  --------------

                 PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTE C -- INVESTMENT OPERATIONS (CONTINUED)
    The amortized cost and estimated market values of fixed maturities at December 31, by expected maturity, are shown below. Expected maturities are derived from rates of prepayment that may differ from actual rates of prepayment.

                                                                 AMORTIZED       ESTIMATED
1998                                                                COST       MARKET VALUES
-------------------------------------------------------------  --------------  --------------
Due in one year or less......................................  $   28,436,528  $   28,618,945
Due after one year through five years........................     178,463,434     185,885,380
Due after five years through ten years.......................      78,858,516      83,976,562
Due after ten years..........................................      60,803,093      61,632,390
                                                               --------------  --------------
                                                               $  346,561,571  $  360,113,277
                                                               --------------  --------------
                                                               --------------  --------------


                                                                 AMORTIZED       ESTIMATED
1997                                                                COST       MARKET VALUES
-------------------------------------------------------------  --------------  --------------
Due in one year or less......................................  $    2,171,455  $    2,177,160
Due after one year through five years........................      27,762,163      28,202,077
Due after five years through ten years.......................      34,516,587      35,136,758
Due after ten years..........................................       2,660,297       2,685,564
                                                               --------------  --------------
                                                               $   67,110,502  $   68,201,559
                                                               --------------  --------------
                                                               --------------  --------------

    The approximate percentage distribution of the Company's fixed maturity investments by quality rating at December 31 is as follows:

RATING                                                                          1998       1997
----------------------------------------------------------------------------  ---------  ---------
AAA.........................................................................        4.4%      26.8%
AA..........................................................................        6.7        1.7
A...........................................................................       43.7       24.3
BBB.........................................................................       43.1       37.4
BB or Less..................................................................        2.1        9.8
                                                                              ---------  ---------
                                                                                  100.0%     100.0%
                                                                              ---------  ---------
                                                                              ---------  ---------

    At December 31, 1998 and 1997, the Company had bonds which were rated less than investment grade of $7.7 million and $6.7 million, respectively, having an amortized cost of $7.8 million and $6.8 million, respectively.

    The change in unrealized gains (losses), net of income tax on fixed maturities for the years ended December 31 is summarized as follows:

                                                         1998          1997          1996
                                                     ------------  ------------  -------------
Fixed maturities...................................  $  8,099,422  $  1,157,574  $  (1,371,579)

    At December 31, 1998, approximately 99% of the Company's mortgage loans were commercial loans of which 51% were retail, and 48% were office buildings. The Company specializes in making mortgage loans on either credit-oriented or credit-anchored commercial properties, most of which are strip shopping centers in smaller towns and cities. No single tenant's leased space represents more than

                 PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTE C -- INVESTMENT OPERATIONS (CONTINUED)
10% of mortgage loans. All of the mortgage loans are on properties located in the following states listed in decreasing order of significance: Alabama, Tennessee, Florida, Colorado, Georgia, Texas and Arkansas.

    Many of the mortgage loans have call provisions after three to ten years. Assuming the loans are called at their next call dates, approximately $0.5 million would become due in 2000 to 2003.

    At December 31, 1998, the average mortgage loan was $0.5 million, and the weighted average interest rate was 9.2%. The largest single mortgage loan was $1.9 million.

    At December 31, 1998, the Company had no problem mortgage loans or foreclosed properties. At December 31, 1997, the Company's problem mortgage loans and foreclosed properties totaled $0.4 million. Since the Company's mortgage loans are collateralized by real estate, any assessment of impairment is based upon the estimated fair value of the real estate. Based on the Company's evaluation of its mortgage loan portfolio, the Company does not expect any material losses on its mortgage loans.

    Policy loan interest rates generally range from 4.5% to 8.0%.

NOTE D -- FEDERAL INCOME TAXES

    The Company's effective income tax rate varied from the maximum federal income tax rate as follows:

                                                                       1998       1997       1996
                                                                     ---------  ---------  ---------
Statutory federal income tax rate applied to pretax income.........      35.00%     35.00%     35.00%
Tax-exempt interest................................................      (3.98)     (7.20)     (7.33)
Other adjustments..................................................      (3.02)      6.20       6.33
                                                                     ---------  ---------  ---------
Effective income tax rate..........................................      28.00%     34.00%     34.00%
                                                                     ---------  ---------  ---------
                                                                     ---------  ---------  ---------

    The provision for federal income tax differs from amounts currently payable due to certain items reported for financial statement purposes in periods which differ from those in which they are reported for income tax purposes.

    Details of the deferred income tax provision for the years ended December 31 are as follows:

                                                         1998          1997          1996
                                                    --------------  -----------  -------------
Deferred policy acquisition costs.................  $   14,616,912  $  (100,971) $    (530,008)
Benefit and other policy liability changes........     (11,991,104)     (72,878)     1,698,144
Temporary differences of investment income........         398,620     (199,660)      (208,432)
Other items.......................................      (2,085,442)     775,617     (1,458,895)
                                                    --------------  -----------  -------------
                                                    $      938,986  $   402,108  $    (499,191)
                                                    --------------  -----------  -------------
                                                    --------------  -----------  -------------

                 PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTE D -- FEDERAL INCOME TAXES (CONTINUED)
    The components of the Company's net deferred income tax liability as of December 31 were as follows:

                                                                       1998           1997
                                                                   -------------  ------------
Deferred income tax assets:
  Policy and policyholder liability reserves.....................  $  12,392,740  $    401,636
  Deferred policy acquisition costs..............................                      195,580
                                                                   -------------  ------------
                                                                      12,392,740       597,216
                                                                   -------------  ------------
Deferred income tax liabilities:
  Unrealized gain on investments.................................      5,276,789       516,942
  Other..........................................................                    2,085,442
  Deferred policy acquisition costs..............................     14,421,332
                                                                   -------------  ------------
                                                                      19,698,121     2,602,384
                                                                   -------------  ------------
Net deferred income tax liability................................  $   7,305,381  $  2,005,168
                                                                   -------------  ------------
                                                                   -------------  ------------

    The Company's income tax returns are included in the consolidated income tax returns of PLC. The allocation of income tax liabilities among affiliates is based upon separate income tax return calculations. At December 31, 1998 and 1997 no amounts were payable to PLC for income tax liabilities.

NOTE E -- RECENT ACQUISITIONS

    In October 1998, the Company coinsured a block of life insurance policies from Lincoln National Corporation. The policies represent the payroll deduction business originally marketed and underwritten by Aetna.

    This transaction has been accounted for as a purchase, and the result of this transaction has been included in the accompanying financial statements since the effective date of the agreement.

NOTE F -- COMMITMENTS AND CONTINGENT LIABILITIES

    Under insurance guaranty fund laws, in most states, insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

    A number of civil jury verdicts have been returned against insurers in the jurisdictions in which the Company does business involving the insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. Increasingly these lawsuits have resulted in the award of substantial judgments against the insurer that are disproportionate to the actual damages, including material amounts of punitive damages. In addition, in some class action and other lawsuits involving insurers' sales practices, insurers have made material settlement payments. In some states (including Alabama), juries have substantial discretion in awarding punitive damages which creates the potential for unpredictable material adverse judgments in any given punitive damage suit. The Company, like

                 PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTE F -- COMMITMENTS AND CONTINGENT LIABILITIES (CONTINUED) other insurers, in the ordinary course of business, are involved in such litigation or alternatively in arbitration. Although the outcome of any litigation or arbitration cannot be predicted with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the financial position, results of operations, or liquidity of the Company.

NOTE G -- SHARE-OWNERS' EQUITY AND RESTRICTIONS

    Dividends on common stock are noncumulative and are paid as determined by the Board of Directors. At December 31, 1998, approximately $101.3 million of share-owners' equity excluding net unrealized gains and losses represented net assets of the Company that cannot be transferred in the form of dividends, loans, or advances to Protective. In general, dividends up to specified levels are considered ordinary and may be paid thirty days after written notice to the insurance commissioner of the state of domicile unless such commissioner objects to the dividend prior to the expiration of such period. Dividends in larger amounts are considered extraordinary and are subject to affirmative prior approval by such commissioner. The maximum amount that would qualify as ordinary dividends to Protective by the Company in 1999 is estimated to be $5.1 million.

    During 1998 Protective made a capital contribution of $95,374,516 consisting of corporate bonds.

NOTE H -- PREFERRED STOCK

    Prior to November 1998, the Company's preferred stock had a provision for an annual minimum cumulative dividend, when and if declared, of $50.00 per share, and additional dividends to the extent the Company's statutory earnings for the immediately preceding year exceeded $1.0 million. The minimum dividend and any accumulation was to be paid before any dividend on any other class of capital stock was paid. The additional dividends were noncumulative and were in preference to any other dividend on any other class of capital stock. Dividends of $100,000 were declared and paid in each of 1998, 1997 and 1996 on the preferred stock. As of December 31, 1998, all cumulative preferred dividends have been paid. Effective November 3, 1998, the Company's articles of incorporation were amended such that the provision for an annual minimum cumulative dividend was removed.

    During 1996, the Company's articles of incorporation were amended such that the preferred stock is redeemable at $1,000 per share solely at the Company's discretion. At December 31, 1995, the preferred stock was reported as "Redeemable Preferred Stock", whereas at December 31, 1996, it is reported as a component of share-owners' equity.

NOTE I -- RELATED PARTY MATTERS

    The Company has no employees; therefore, the Company purchases data processing, legal, investment, and other management services from PLC and other affiliates. The cost of such services was $1.2 million in 1998, $1.2 million in 1997, and $1.4 million in 1996.

    Receivables from related parties consisted of receivables from affiliates under control of PLC in the amount of $287,629 at December 31, 1998 and $183,009 at December 31, 1997. The Company routinely receives from or pays to affiliates under the control of PLC reimbursements for expenses incurred on one another's behalf. Receivables and payables among affiliates are generally settled monthly.

                 PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTE J -- OPERATING SEGMENTS

    PLC, through its subsidiaries, operates seven divisions whose principal strategic focuses can be grouped into three general categories: Life Insurance, Specialty Insurance Products, and Retirement Savings and Investment Products. Each division has a senior officer of Protective responsible for its operations. A division is generally distinguished by products and/or channels of distribution. A brief description of each division the Company operates in follows.

LIFE INSURANCE

    ACQUISITIONS DIVISION. The Acquisitions Division focuses solely on acquiring, converting, and servicing policies acquired from other companies. These acquisitions may be accomplished through acquisitions of companies or through the assumption or reinsurance of life insurance and related policies.

SPECIALTY INSURANCE PRODUCTS

    DENTAL AND CONSUMER BENEFITS DIVISION. The Division's primary focus is on indemnity and prepaid dental products. In 1997, the Division exited from the traditional group major medical business, fulfilling the Division's strategy to focus primarily on dental and related products.

    FINANCIAL INSTITUTIONS DIVISION. The Financial Institutions Division specializes in marketing credit life and disability insurance products through banks, consumer finance companies and automobile dealers. The Division also includes a small property casualty insurer that sells automobile service contracts.

RETIREMENT SAVINGS AND INVESTMENT PRODUCTS

    INVESTMENT PRODUCTS DIVISION. The Investment Products Division manufactures, sells, and supports fixed and variable annuity products. These products are primarily sold through stockbrokers, but are also sold through financial institutions and the Individual Life Division's agency sales force.

CORPORATE AND OTHER

    The Company has an additional business segment herein referred to as Corporate and Other. The Corporate and Other segment primarily consists of net investment income and expenses not attributable to the Divisions above (including net investment income on capital).

    The Company uses the same accounting policies and procedures to measure operating segment income and assets as it uses to measure its consolidated net income and assets. Operating segment income is generally income before income tax. Premiums and policy fees, other income, benefits and settlement expenses, and amortization of deferred policy acquisition costs are attributed directly to each operating segment. Net investment income is allocated based on directly related assets required for transacting the business of that segment. Realized investment gains (losses) and other operating expenses are allocated to the segments in a manner which most appropriately reflects the operations of that segment. Unallocated realized investment gains (losses) are deemed not to be associated with any specific segment.

    Assets are allocated based on policy liabilities and deferred policy acquisition costs directly attributable to each segment.

    There are no significant intersegment transactions.

                 PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTE J -- OPERATING SEGMENTS (CONTINUED)
    Operating segment income and assets for the years ended December 31 are as follows:

                                                 DENTAL AND
                                                  CONSUMER     FINANCIAL   INVESTMENT   CORPORATE                   TOTAL NET
OPERATING SEGMENT INCOME            ACQUISITIONS  BENEFITS    INSTITUTIONS  PRODUCTS     & OTHER    ADJUSTMENTS(1)    INCOME
                                    -----------  -----------  -----------  -----------  ----------  --------------  ----------
1998
Premiums and policy fees..........   $7,414,597   $1,503,364   $ 848,682    $     501                               $9,767,144
Net investment income.............  11,071,366      718,492      136,472                $(1,248,164)                10,678,166
Realized investment gains
  (losses)........................                                                         127,769                     127,769
Other income......................                                               (598)                                    (598)
                                    -----------  -----------  -----------  -----------  ----------  --------------  ----------
  Total revenues..................  18,485,963    2,221,856      985,154          (97)  (1,120,395)                 20,572,481
                                    -----------  -----------  -----------  -----------  ----------  --------------  ----------
Benefits and settlement
  expenses........................   7,594,508    1,340,838      316,900        8,754                                9,261,000
Amortization of deferred policy
  acquisition costs...............   1,535,385                   175,753                                             1,711,138
Other operating expenses..........   5,947,115      144,257      105,307       50,140                                6,246,819
                                    -----------  -----------  -----------  -----------  ----------  --------------  ----------
  Total benefits and expenses.....  15,077,008    1,485,095      597,960       58,894                               17,218,957
                                    -----------  -----------  -----------  -----------  ----------  --------------  ----------
Income before income tax..........   3,408,955      736,761      387,194      (58,991)  (1,120,395)                  3,353,524
Income tax expense................                                                                    $  938,986       938,986
                                    -----------  -----------  -----------  -----------  ----------  --------------  ----------
Net income........................                                                                                  $2,414,538
                                    -----------  -----------  -----------  -----------  ----------  --------------  ----------
                                    -----------  -----------  -----------  -----------  ----------  --------------  ----------
1997
Premiums and policy fees..........   $4,231,380   $4,158,505   $  25,948                                            $8,415,833
Net investment income.............   4,590,650    1,026,054                             $  617,141                   6,233,845
Realized investment gains
  (losses)........................                                                         (59,889)                    (59,889)
Other income......................       8,718                                                                           8,718
                                    -----------  -----------  -----------  -----------  ----------  --------------  ----------
  Total revenues..................   8,830,748    5,184,559       25,948                   557,252                  14,598,507
                                    -----------  -----------  -----------  -----------  ----------  --------------  ----------
Benefits and settlement
  expenses........................   5,984,374    3,080,800       10,588                                             9,075,762
Amortization of deferred policy
  acquisition costs...............     312,874                     7,414                                               320,288
Other operating expenses..........     912,398    1,493,916                                                          2,406,314
                                    -----------  -----------  -----------  -----------  ----------  --------------  ----------
  Total benefits and expenses.....   7,209,646    4,574,716       18,002                                            11,802,364
                                    -----------  -----------  -----------  -----------  ----------  --------------  ----------
Income before income tax..........   1,621,102      609,843        7,946                   557,252                   2,796,143
Income tax expense................                                                                    $  950,689       950,689
                                    -----------  -----------  -----------  -----------  ----------  --------------  ----------
Net income........................                                                                                  $1,845,454
                                    -----------  -----------  -----------  -----------  ----------  --------------  ----------
                                    -----------  -----------  -----------  -----------  ----------  --------------  ----------
1996
Premiums and policy fees..........   $4,540,107   $4,917,896                                                        $9,458,003
Net investment income.............   5,569,799    1,049,427                             $   (7,737)                  6,611,489
Realized investment gains
  (losses)........................                                                         (28,070)                    (28,070)
Other income......................       2,406                                                                           2,406
                                    -----------  -----------  -----------  -----------  ----------  --------------  ----------
  Total revenues..................  10,112,312    5,967,323                                (35,807)                 16,043,828
                                    -----------  -----------  -----------  -----------  ----------  --------------  ----------
Benefits and settlement
  expenses........................   5,813,515    3,861,725                                                          9,675,240
Amortization of deferred policy
  acquisition costs...............     346,710                                                                         346,710
Other operating expenses..........     855,442    1,505,634                                                          2,361,076
                                    -----------  -----------  -----------  -----------  ----------  --------------  ----------
  Total benefits and expenses.....   7,015,667    5,367,359                                                         12,383,026
                                    -----------  -----------  -----------  -----------  ----------  --------------  ----------
Income before income tax..........   3,096,645      599,964                                (35,807)                  3,660,802
Income tax expense................                                                                    $1,244,673     1,244,673
                                    -----------  -----------  -----------  -----------  ----------  --------------  ----------
Net income........................                                                                                  $2,416,129
                                    -----------  -----------  -----------  -----------  ----------  --------------  ----------
                                    -----------  -----------  -----------  -----------  ----------  --------------  ----------

---------------

(1) Adjustments represent the recognition of income tax expense. There are no asset adjustments.

                 PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTE J -- OPERATING SEGMENTS (CONTINUED)

                                                  DENTAL AND
                                                   CONSUMER    FINANCIAL   INVESTMENT   CORPORATE      TOTAL
                                     ACQUISITIONS  BENEFITS   INSTITUTIONS  PRODUCTS     & OTHER      ASSETS
                                     -----------  ----------  -----------  -----------  ----------  -----------
OPERATING SEGMENT ASSETS
1998
Investments and other assets.......  $434,928,613 $6,642,241   $2,658,668   $ 774,504   $26,350,089 $471,354,115
Deferred policy acquisition
  costs............................  132,582,526                 692,925                            133,275,451
                                     -----------  ----------  -----------  -----------  ----------  -----------
Total assets.......................  $567,511,139 $6,642,241   $3,351,593   $ 774,504   $26,350,089 $604,629,566
                                     -----------  ----------  -----------  -----------  ----------  -----------
                                     -----------  ----------  -----------  -----------  ----------  -----------
1997
Investments and other assets.......  $76,644,539  $7,111,880                            $20,698,754 $104,455,173
Deferred policy acquisition
  costs............................    1,606,596               $  85,689                              1,692,285
                                     -----------  ----------  -----------  -----------  ----------  -----------
Total assets.......................  $78,251,135  $7,111,880   $  85,689                $20,698,754 $106,147,458
                                     -----------  ----------  -----------  -----------  ----------  -----------
                                     -----------  ----------  -----------  -----------  ----------  -----------
1996
Investments and other assets.......  $78,189,386  $12,870,675                           $17,974,564 $109,034,625
Deferred policy acquisition
  costs............................    1,919,471                                                      1,919,471
                                     -----------  ----------  -----------  -----------  ----------  -----------
Total assets.......................  $80,108,857  $12,870,675                           $17,974,564 $110,954,096
                                     -----------  ----------  -----------  -----------  ----------  -----------
                                     -----------  ----------  -----------  -----------  ----------  -----------

NOTE K -- REINSURANCE

    The Company assumes risks from and reinsures certain parts of its risks with other insurers under yearly renewable term, coinsurance, and modified coinsurance agreements. Yearly renewable term and coinsurance agreements are accounted for by passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate part of the premiums less commissions and is liable for a corresponding part of all benefit payments. Modified coinsurance is accounted for similarly to coinsurance except that the liability for future policy benefits is held by the original company, and settlements are made on a net basis between the companies.

    The Company has reinsured approximately $7.6 billion, $133 million, and $163 million in face amount of life insurance risks with other insurers representing $12.6 million, $0.7 million, and $0.9 million of premium income for 1998, 1997, and 1996, respectively. The Company has also reinsured accident and health risks representing $0.9 million, $2.3 million, and $1.9 million of premium income for 1998, 1997, and 1996, respectively. In 1998 and 1997, policy and claim reserves relating to insurance ceded of $21.9 million and $7.5 million respectively are included in reinsurance receivables. Should any of the reinsurers be unable to meet its obligation at the time of the claim, obligation to pay such claim would remain with the Company. At December 31, 1998 and 1997, the Company had paid $0.5 million and $0.2 million, respectively, of ceded benefits which are recoverable from reinsurers.

                 PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

NOTE L -- ESTIMATED MARKET VALUES OF FINANCIAL INSTRUMENTS

    The carrying amount and estimated market values of the Company's financial instruments at December 31 are as follows:

                                                    1998                     1997
                                          ------------------------  ----------------------
                                                        ESTIMATED               ESTIMATED
                                           CARRYING      MARKET      CARRYING     MARKET
                                            AMOUNT       VALUES       AMOUNT      VALUES
                                          -----------  -----------  ----------  ----------
Assets (see Notes A and C):
Investments:
  Fixed maturities......................  $360,113,277 $360,113,277 $67,110,502 $68,201,559
  Mortgage loans on real estate.........    7,900,221    8,511,779  10,902,986  11,649,144
  Short-term investments................   18,267,431   18,267,431     873,844     873,844
Cash....................................            0            0   2,218,201   2,218,201
Liabilities (see Notes A):
  Annuity deposits......................    3,434,342    3,406,010     929,124     929,124

    Except as noted below, fair values were estimated using quoted market prices.

    The Company estimates the fair value of its mortgage loans using discounted cash flows from the next call date. The Company believes the fair value of its short-term investments approximates book value due to being short-term. The Company estimates the fair value of its annuities using surrender values. The Company believes it is not practicable to determine the fair value of its policy loans since there is no stated maturity, and policy loans are often repaid by reductions to policy benefits.

              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION

                 PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

             COL. A                   COL. B        COL. C       COL. D       COL. E        COL. F      COL. G       COL. H
---------------------------------  ------------  ------------  ----------  -------------  ----------  -----------  -----------
                                                                              ANNUITY
                                     DEFERRED       FUTURE                 DEPOSITS AND                             BENEFITS
                                      POLICY        POLICY                     OTHER       PREMIUMS       NET          AND
                                   ACQUISITION   BENEFITS AND   UNEARNED   POLICYHOLDERS' AND POLICY  INVESTMENT   SETTLEMENT
             SEGMENT                  COSTS         CLAIMS      PREMIUMS       FUNDS         FEES     INCOME (1)    EXPENSES
---------------------------------  ------------  ------------  ----------  -------------  ----------  -----------  -----------
Year Ended December 31, 1998:
Life Insurance Acquisitions......  $132,582,526  $439,215,364  $   54,170   $ 8,600,060   $7,414,597  $11,071,366   $7,594,508
Specialty Insurance Products
  Dental and Consumer Benefits...                     172,903         189     6,445,537    1,503,364      718,492   1,340,838
  Financial Institutions.........       692,925       213,835   2,432,918                    848,682      136,472     316,900
Retirement Savings and Investment
  Products
  Investment Products............                     240,000                   531,751          501                    8,754
Corporate and Other..............                                                                      (1,248,164)
                                   ------------  ------------  ----------  -------------  ----------  -----------  -----------
    TOTAL........................  $133,275,451  $439,842,102  $2,487,277   $15,577,348   $9,767,144  $10,678,166   $9,261,000
                                   ------------  ------------  ----------  -------------  ----------  -----------  -----------
                                   ------------  ------------  ----------  -------------  ----------  -----------  -----------
Year Ended December 31, 1997:
Life Insurance Acquisitions......  $  1,606,596  $ 56,177,703  $  463,232   $ 6,048,563   $4,231,380  $ 4,590,650   $5,984,374
Specialty Insurance Products
  Dental and Consumer Benefits...             0        76,979           0     6,961,019    4,158,505    1,026,054   3,080,800
  Financial Institutions.........        85,689                                               25,948                   10,588
Corporate and Other..............             0             0           0             0            0      617,141           0
                                   ------------  ------------  ----------  -------------  ----------  -----------  -----------
    TOTAL........................  $  1,692,285  $ 56,254,682  $  463,232   $13,009,582   $8,415,833  $ 6,233,845   $9,075,762
                                   ------------  ------------  ----------  -------------  ----------  -----------  -----------
                                   ------------  ------------  ----------  -------------  ----------  -----------  -----------
Year Ended December 31, 1996:
Life Insurance Acquisitions......  $  1,919,471  $ 59,483,455  $  182,499   $ 6,028,180   $4,540,107  $ 5,569,799   $5,813,515
Specialty Insurance Products
  Dental and Consumer Benefits...             0        76,979           0    12,891,670    4,917,896    1,049,427   3,861,725
Corporate and Other..............             0             0           0             0            0       (7,737)          0
                                   ------------  ------------  ----------  -------------  ----------  -----------  -----------
    TOTAL........................  $  1,919,471  $ 59,560,434  $  182,499   $18,919,850   $9,458,003  $ 6,611,489   $9,675,240
                                   ------------  ------------  ----------  -------------  ----------  -----------  -----------
                                   ------------  ------------  ----------  -------------  ----------  -----------  -----------

             COL. A                   COL. I        COL. J
---------------------------------  ------------  ------------
                                   AMORTIZATION
                                   OF DEFERRED
                                      POLICY        OTHER
                                   ACQUISITION    OPERATING
             SEGMENT                  COSTS      EXPENSES (1)
---------------------------------  ------------  ------------
Year Ended December 31, 1998:
Life Insurance Acquisitions......   $1,535,385    $5,947,115
Specialty Insurance Products
  Dental and Consumer Benefits...                    144,257
  Financial Institutions.........      175,753       105,307
Retirement Savings and Investment
  Products
  Investment Products............                     50,140
Corporate and Other..............
                                   ------------  ------------
    TOTAL........................   $1,711,138    $6,246,819
                                   ------------  ------------
                                   ------------  ------------
Year Ended December 31, 1997:
Life Insurance Acquisitions......   $  312,874    $  912,398
Specialty Insurance Products
  Dental and Consumer Benefits...            0     1,493,916
  Financial Institutions.........        7,414
Corporate and Other..............            0             0
                                   ------------  ------------
    TOTAL........................   $  320,288    $2,406,314
                                   ------------  ------------
                                   ------------  ------------
Year Ended December 31, 1996:
Life Insurance Acquisitions......   $  346,710    $  855,442
Specialty Insurance Products
  Dental and Consumer Benefits...            0     1,505,634
Corporate and Other..............            0             0
                                   ------------  ------------
    TOTAL........................   $  346,710    $2,361,076
                                   ------------  ------------
                                   ------------  ------------

(1) Allocations of Net Investment Income and Other Operating Expenses are based on a number of assumptions and estimates and results would change if different methods were applied.

                           SCHEDULE IV -- REINSURANCE

                 PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY

                  COL. A                     COL. B      COL. C      COL. D     COL. E      COL. F
------------------------------------------  ---------  ----------  ----------  ---------  -----------
                                                                                          PERCENTAGE
                                                        CEDED TO    ASSUMED                OF AMOUNT
                                              GROSS      OTHER     FROM OTHER     NET     ASSUMED TO
                                             AMOUNT    COMPANIES   COMPANIES    AMOUNT        NET
                                            ---------  ----------  ----------  ---------  -----------
Year Ended December 31, 1998:
  Life insurance in force (1).............  $ 282,331  $7,575,418  $7,914,524  $ 621,337    1,273.8%
                                            ---------  ----------  ----------  ---------  -----------
                                            ---------  ----------  ----------  ---------  -----------
Premiums and policy fees:
  Life insurance..........................  $4,195,074 $12,616,610 $17,462,742 $9,041,206     193.1%
  Accident and health insurance...........  1,542,679     858,678      41,937    725,938        5.8%
                                            ---------  ----------  ----------  ---------
  TOTAL...................................  $5,737,753 $13,475,288 $17,504,679 $9,767,144
                                            ---------  ----------  ----------  ---------
                                            ---------  ----------  ----------  ---------
Year Ended December 31, 1997:
  Life insurance in force (1).............  $ 229,717  $  133,080  $  367,176  $ 463,813       79.2%
                                            ---------  ----------  ----------  ---------  -----------
                                            ---------  ----------  ----------  ---------  -----------
Premiums and policy fees:
  Life insurance..........................  $2,926,434 $  752,253  $2,124,374  $4,298,555      49.4%
  Accident and health insurance...........  6,325,182   2,252,828      44,924  4,117,278        1.2%
                                            ---------  ----------  ----------  ---------
  TOTAL...................................  $9,251,616 $3,005,081  $2,169,298  $8,415,833
                                            ---------  ----------  ----------  ---------
                                            ---------  ----------  ----------  ---------
Year Ended December 31, 1996:
  Life insurance in force (1).............  $ 247,048  $  169,330  $  549,583  $ 627,301       87.6%
                                            ---------  ----------  ----------  ---------  -----------
                                            ---------  ----------  ----------  ---------  -----------
Premiums and policy fees:
  Life insurance..........................  $3,222,836 $  910,593  $2,698,743  $5,010,986      53.9%
  Accident and health insurance...........  6,245,784   1,857,606      58,839  4,447,017        1.3%
                                            ---------  ----------  ----------  ---------
  TOTAL...................................  $9,468,620 $2,768,199  $2,757,582  $9,458,003
                                            ---------  ----------  ----------  ---------
                                            ---------  ----------  ----------  ---------

-------------

(1) Dollars in thousands

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a) Financial Statements:

    All required financial statements are included in Part A and Part B of this Registration Statement.

(b) Exhibits:

       1.  Resolution of the Board of Directors of Protective Life and Annuity Insurance Company
           (formerly American Foundation Life Insurance Company) authorizing establishment of the
           Variable Annuity Separate Account A of Protective Life (formerly American Foundation
           Variable Annuity Separate Account A)*

       2.  Not applicable

       3.  (a) Form of Underwriting Agreement among the Company, the Account and Investment
               Distributors, Inc.**

           (b) Form of Distribution Agreement between Investment Distributors, Inc. and broker/dealers**

       4.  (a) Form of Individual Flexible Premium Deferred Variable and Fixed Annuity Contract**

           (b) Qualified Retirement Plan Endorsement*

           (c) Individual Retirement Annuity Endorsement*

           (d) Tax Sheltered Annuity Endorsement*

       5.  Form of Contract Applications**

       6.  (a) Certificate of Incorporation of the Company.*

           (b) By-Laws of the Company.*

       7.  Not applicable

       8.  (a) Participation/Distribution Agreement (Protective Investment Company)**

           Form of service agreement between Protective Life Insurance Company and the Company

           (b) Participation Agreement (Oppenheimer Variable Account Funds)**

           (c) Participation Agreement (MFS Variable Insurance Trust)**

           (d) Participation Agreement (Calvert Variable Series Portfolios)*

           (e) Participation Agreement (Van Eck Worldwide Insurance Trust)

       9.  Opinion and Consent of Steve M. Callaway, Esq.

      10.  (a) Consent of Sutherland, Asbill & Brennan, LLP

           (b) Consent of PricewaterhouseCoopers LLP

      11.  No financial statements will be omitted from Item 23

      12.  Not applicable

      13.  Not applicable

      14.  Powers of Attorney

------------

   * Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement, (File No. 333-41577) filed with the Commission on December 5, 1997.

  ** Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-41577) filed with the Commission on April 15, 1998.

ITEM 25.  DIRECTORS AND OFFICERS OF DEPOSITOR.

NAME AND PRINCIPAL BUSINESS ADDRESS                                 POSITION AND OFFICES WITH DEPOSITOR
--------------------------------------------------------  --------------------------------------------------------
Drayton Nabers, Jr.                                       Director
John D. Johns                                             Director
Wayne E. Stuenkel                                         President and Chief Actuary, and Director
R. Stephen Briggs                                         Executive Vice President, and Director
Jim E. Massengale                                         Executive Vice President, Acquisitions, and Director
Carolyn King                                              Senior Vice President, Investment Products, and Director
Deborah J. Long                                           Senior Vice President, General Counsel, Secretary, and
                                                            Director
Steven A. Schultz                                         Senior Vice President, Financial Institutions, and
                                                            Director
A.S. Williams, III                                        Executive Vice President, Investments, Treasurer, and
                                                            Director
J. Russell Bailey, Jr.                                    Vice President, Dental and Consumer Benefits
Danny L. Bentley                                          Senior Vice President, Dental and Consumer Benefits, and
                                                            Director
Richard J. Bielen                                         Senior Vice President, Investments, and Director
Jerry W. DeFoor                                           Vice President and Controller
Brent E. Fritz                                            Vice President, Individual Life Product Development
James T. Helton III                                       Vice President and Actuary, Dental and Consumer Benefits
T. Michael Presley                                        Vice President and Actuary, Financial Institutions
David C. Stevens                                          Vice President, Operations, Dental and Consumer Benefits
Carl S. Thigpen                                           Vice President, Investments and Assistant Secretary

------------

* Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR AND REGISTRANT

    The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by Protective Life Corporation. Protective Life Corporation is described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by Protective Life Corporation may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in Exhibit 21 to Form 10-K of Protective Life Corporation for the fiscal year ended December 31, 1998 (File No. 1-12332) filed with the Commission on March 25, 1999.

ITEM 27.  NUMBER OF CONTRACTOWNERS.

    As of the date of this filing, there were 52 contract owners of individual flexible premium deferred variable and fixed annuity contracts offered by Registrant.

ITEM 28.  INDEMNIFICATION OF DIRECTORS AND OFFICERS.

    Article XI of the By-laws of the Company provides, in substance, that any of the Company's directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of the Company, by reason of the fact that he is or was an officer or director, shall be indemnified by the Company against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of the Company to procure a judgment in its favor, such person shall be indemnified by the Company against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Company unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by the Company against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

    In addition, the executive officers and directors are insured by PLC's Directors' and Officers' Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER.

    (a) Investment Distributors, Inc. ("IDI") is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Fund and for the Variable Annuity Separate Account A of Protective Life.

    (b) The following information is furnished with respect to the officers and directors of Investment Distributors, Inc.

         NAME AND PRINCIPAL
         BUSINESS ADDRESS*                    POSITION AND OFFICES          POSITION AND OFFICES WITH REGISTRANT
------------------------------------  ------------------------------------  ------------------------------------
Briggs, Robert Stephen                President, Chief Executive Officer,   Executive Vice President Director
                                        and Director
A.S. Williams, III                    Vice President                        Executive Vice President,
                                                                              Investments, Treasurer, Director
Ballard, Michael B.                   Director                              None
Merrill, Lawrence G.                  Director                              None
King, Carolyn                         Secretary, Compliance Officer         Senior Vice President, Investment
                                                                              Products and Director
Callaway, Steve M.                    Director                              None
Janet Summey                          Assistant Secretary                   Assistant Vice President, Investment
                                                                              Products
Bonnie Miller                         Assistant Secretary                   None

------------

* Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

    All accounts and records required to be maintained by Section 31(c) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life Insurance Company at 2801 Highway 280 South, Birmingham, Alabama 35223.

ITEM 31.  MANAGEMENT SERVICES.

    All management contracts are discussed in Part A or Part B.

ITEM 32.  UNDERTAKINGS.

    (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

    (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

    (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

    (d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

    (e) Protective Life hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Protective Life.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirement of Securities Act Rule 485(b) for effectiveness of this registration statement and has duly caused the amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama on April 30, 1999.

                                VARIABLE ANNUITY ACCOUNT A OF PROTECTIVE LIFE

                                By:            /s/ WAYNE E. STUENKEL
                                     ------------------------------------------
                                            Wayne E. Stuenkel, PRESIDENT
                                       PROTECTIVE LIFE AND ANNUITY INSURANCE
                                     COMPANY (FORMERLY AMERICAN FOUNDATION LIFE
                                                 INSURANCE COMPANY)

                                 PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY
                                 (FORMERLY AMERICAN FOUNDATION LIFE INSURANCE
                                                   COMPANY)

                                By:            /s/ WAYNE E. STUENKEL
                                     ------------------------------------------
                                            Wayne E. Stuenkel, PRESIDENT
                                       PROTECTIVE LIFE AND ANNUITY INSURANCE
                                                      COMPANY

    As required by the Securities Act of 1933, the amendment to this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

          SIGNATURE                       TITLE                    DATE
------------------------------  --------------------------  -------------------

    /s/ WAYNE E. STUENKEL       President and Director
------------------------------    (Principal Executive        April 30, 1999
      Wayne E. Stuenkel           Officer)
                                Vice President
       /s/ JERRY DEFOOR           (Principal Financial
------------------------------    Officer and Principal       April 30, 1999
         Jerry Defoor             Accounting Officer)
              *
------------------------------  Director                      April 30, 1999
      R. Stephen Briggs
              *
------------------------------  Director                      April 30, 1999
      Jim E. Massengale
              *
------------------------------  Director                      April 30, 1999
      Wayne E. Stuenkel
              *
------------------------------  Director                      April 30, 1999
      A.S. Williams III
              *
------------------------------  Director                      April 30, 1999
      Steven A. Schultz
              *
------------------------------  Director                      April 30, 1999
       Deborah J. Long

          SIGNATURE                       TITLE                    DATE
------------------------------  --------------------------  -------------------

              *
------------------------------  Director                      April 30, 1999
         Carolyn King
              *
------------------------------  Director                      April 30, 1999
      Richard J. Bielen
              *
------------------------------  Director                      April 30, 1999
       Danny L. Bentley

*By:     /s/ STEVE CALLAWAY
      -------------------------
           Steve Callaway
          ATTORNEY-IN-FACT